Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Banks - 90.7%
Citigroup, Inc.	11,642	$930,079
JPMorgan Chase & Co.	6,631	924,361
Bank of America Corp.	26,042	917,199
Wells Fargo & Co.	16,971	913,040
U.S. Bancorp	14,076	834,566
Truist Financial Corp.	13,507	760,714
PNC Financial Services Group, Inc.	4,582	731,425
Bank of New York Mellon Corp.	11,764	592,082
State Street Corp.	5,903	466,927
M&T Bank Corp.	2,444	414,869
Northern Trust Corp.	3,892	413,486
Fifth Third Bancorp	13,241	407,028
KeyCorp	19,292	390,470
First Republic Bank	3,289	386,293
Citizens Financial Group, Inc.	9,067	368,211
Regions Financial Corp.	20,617	353,788
Huntington Bancshares, Inc.	22,867	344,834
SVB Financial Group*	1,249	313,549
Comerica, Inc.	3,929	281,906
Zions Bancorp North America	5,013	260,275
ICICI Bank Ltd. ADR	16,815	253,738
HDFC Bank Ltd. ADR	3,976	251,959
HSBC Holdings plc ADR	6,268	245,016
Commerce Bancshares, Inc.	3,553	241,367
Popular, Inc.	4,106	241,228
Signature Bank	1,738	237,428
Toronto-Dominion Bank	4,221	236,925
Royal Bank of Canada	2,980	236,016
TCF Financial Corp.	4,995	233,766
Bank of Nova Scotia[1]	4,120	232,739
East West Bancorp, Inc.	4,773	232,445
UBS Group AG*	18,302	230,239
Credit Suisse Group AG ADR*	17,014	228,838
Prosperity Bancshares, Inc.	3,153	226,669
Bank of Montreal	2,923	226,533
Canadian Imperial Bank of Commerce	2,705	225,056
Cullen/Frost Bankers, Inc.	2,182	213,356
Synovus Financial Corp.	5,419	212,425
Western Alliance Bancorporation	3,701	210,957
First Horizon National Corp.	11,886	196,832
Webster Financial Corp.	3,623	193,323
Pinnacle Financial Partners, Inc.	2,987	191,168
First Financial Bankshares, Inc.	5,378	188,768
Valley National Bancorp	16,150	184,918
PacWest Bancorp	4,826	184,691
CIT Group, Inc.	3,967	181,014
Glacier Bancorp, Inc.	3,902	179,453
Wintrust Financial Corp.	2,471	175,194
United Bankshares, Inc.	4,448	171,960
Bank OZK	5,609	171,103
Hancock Whitney Corp.	3,893	170,825
IBERIABANK Corp.	2,279	170,538
Umpqua Holdings Corp.	9,600	169,920
First Hawaiian, Inc.	5,868	169,292
Associated Banc-Corp.	7,431	163,779
UMB Financial Corp.	2,331	160,000
Home BancShares, Inc.	7,975	156,788
Old National Bancorp	8,376	153,197
CenterState Bank Corp.	6,086	152,028
Simmons First National Corp. — Class A	5,656	151,524
Cathay General Bancorp	3,960	150,678
CVB Financial Corp.	6,969	150,391
Ameris Bancorp	3,490	148,465
Columbia Banking System, Inc.	3,644	148,256
Fulton Financial Corp.	8,416	146,691
Texas Capital Bancshares, Inc.*	2,531	143,685
First Midwest Bancorp, Inc.	6,004	138,452
First Financial Bancorp	5,365	136,486
United Community Banks, Inc.	4,400	135,872
Cadence BanCorp	7,400	134,162
Total Banks		20,491,255
Savings & Loans - 4.0%
People's United Financial, Inc.	14,131	238,814
New York Community Bancorp, Inc.	17,240	207,225
Sterling Bancorp	8,579	180,845
Investors Bancorp, Inc.	13,082	155,872
Pacific Premier Bancorp, Inc.	3,631	118,389
Total Savings & Loans		901,145
Diversified Financial Services - 2.7%
Capital One Financial Corp.	5,878	604,905
Insurance - 2.4%
AXA Equitable Holdings, Inc.	11,812	292,701
Voya Financial, Inc.	4,092	249,530
Total Insurance		542,231
Total Common Stocks
(Cost $19,112,971)		22,539,536

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$73,907	73,907
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	23,831	23,831
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	23,831	23,831
Total Repurchase Agreements
(Cost $121,569)		121,569

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	170,775	170,775
Total Securities Lending Collateral
(Cost $170,775)		170,775
Total Investments - 101.1%
(Cost $19,405,315)		$22,831,880
Other Assets & Liabilities, net - (1.1)%		(255,425)
Total Net Assets - 100.0%		$22,576,455

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,539,536	$—	$—	$22,539,536
Repurchase Agreements	—	121,569	—	121,569
Securities Lending Collateral	170,775	—	—	170,775
Total Assets	$22,710,311	$121,569	$—	$22,831,880

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.2%
Chemicals - 44.9%
Ecolab, Inc.	5,364	$1,035,198
Sherwin-Williams Co.	1,769	1,032,282
Air Products & Chemicals, Inc.	4,328	1,017,037
DuPont de Nemours, Inc.	15,133	971,539
Dow, Inc.	16,379	896,423
Linde plc	3,761	800,717
PPG Industries, Inc.	5,924	790,795
LyondellBasell Industries N.V. — Class A	8,308	784,940
Celanese Corp. — Class A	4,393	540,866
International Flavors & Fragrances, Inc.[1]	4,126	532,337
FMC Corp.	5,154	514,472
CF Industries Holdings, Inc.	9,641	460,261
Eastman Chemical Co.	5,798	459,550
RPM International, Inc.	5,840	448,278
Westlake Chemical Corp.	6,080	426,512
Mosaic Co.	19,189	415,250
Albemarle Corp.	5,473	399,748
Axalta Coating Systems Ltd.*	12,445	378,328
Huntsman Corp.	13,538	327,078
WR Grace & Co.	4,366	304,965
Ashland Global Holdings, Inc.	3,942	301,681
Valvoline, Inc.	13,053	279,465
Nutrien Ltd.[1]	5,745	275,243
Ingevity Corp.*	3,060	267,383
Balchem Corp.	2,502	254,278
Element Solutions, Inc.*	20,385	238,097
Olin Corp.	13,425	231,581
Chemours Co.	12,622	228,332
PolyOne Corp.	6,180	227,362
Innospec, Inc.	2,180	225,499
Total Chemicals		15,065,497
Mining - 18.2%
Newmont Goldcorp Corp.	19,941	866,436
Barrick Gold Corp.	39,127	727,371
Freeport-McMoRan, Inc.	46,941	615,866
Royal Gold, Inc.	3,362	411,004
Rio Tinto plc ADR	6,565	389,698
Agnico Eagle Mines Ltd.[1]	6,252	385,186
BHP Group Ltd. ADR[1]	6,405	350,418
Wheaton Precious Metals Corp.	11,467	341,143
AngloGold Ashanti Ltd. ADR	14,973	334,497
Franco-Nevada Corp.	3,123	322,606
Pan American Silver Corp.	13,048	309,107
Teck Resources Ltd. — Class B	16,997	295,238
Alcoa Corp.*	12,919	277,888
Kirkland Lake Gold Ltd.	6,270	276,319
Kaiser Aluminum Corp.	1,677	185,963
Total Mining		6,088,740
Packaging & Containers - 12.5%
Ball Corp.	10,128	654,978
Westrock Co.	10,982	471,238
Packaging Corporation of America	4,097	458,823
Crown Holdings, Inc.*	6,206	450,183
Berry Global Group, Inc.*	7,457	354,133
Sonoco Products Co.	5,670	349,952
Sealed Air Corp.	8,659	344,888
Amcor plc	31,040	336,474
Graphic Packaging Holding Co.	18,685	311,105
Silgan Holdings, Inc.	8,530	265,112
O-I Glass, Inc.	16,233	193,660
Total Packaging & Containers		4,190,546
Iron & Steel - 9.3%
Vale S.A. ADR	51,598	681,094
Nucor Corp.	10,349	582,442
Reliance Steel & Aluminum Co.	3,319	397,484
Steel Dynamics, Inc.	11,136	379,069
Commercial Metals Co.	10,419	232,031
Allegheny Technologies, Inc.*	11,137	230,090
ArcelorMittal S.A.	12,961	227,336
Carpenter Technology Corp.	4,353	216,692
United States Steel Corp.[1]	16,010	182,674
Total Iron & Steel		3,128,912
Building Materials - 5.9%
Vulcan Materials Co.	4,323	622,469
Martin Marietta Materials, Inc.	2,134	596,752
Eagle Materials, Inc.	3,040	275,606
Louisiana-Pacific Corp.	8,723	258,811
Summit Materials, Inc. — Class A*	9,570	228,723
Total Building Materials		1,982,361
Forest Products & Paper - 2.4%
International Paper Co.	13,033	600,169
Domtar Corp.	5,366	205,196
Total Forest Products & Paper		805,365
Biotechnology - 2.0%
Corteva, Inc.	23,161	684,639
Household Products & Housewares - 1.4%
Avery Dennison Corp.	3,517	460,094
Miscellaneous Manufacturing - 1.1%
AptarGroup, Inc.	3,334	385,477
Housewares - 1.0%
Scotts Miracle-Gro Co. — Class A	3,280	348,271
Coal - 0.5%
Warrior Met Coal, Inc.	7,041	148,776
Total Common Stocks
(Cost $25,132,975)		33,288,678

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$228,330	228,330
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	73,624	73,624
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	73,624	73,624
Total Repurchase Agreements
(Cost $375,578)		375,578

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	1,294,965	$1,294,965
Total Securities Lending Collateral
(Cost $1,294,965)		1,294,965
Total Investments - 104.2%
(Cost $26,803,518)		$34,959,221
Other Assets & Liabilities, net - (4.2)%		(1,395,049)
Total Net Assets - 100.0%		$33,564,172

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,288,678	$—	$—	$33,288,678
Repurchase Agreements	—	375,578	—	375,578
Securities Lending Collateral	1,294,965	—	—	1,294,965
Total Assets	$34,583,643	$375,578	$—	$34,959,221

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 74.6%
Amgen, Inc.	70,408	$16,973,257
Gilead Sciences, Inc.	205,949	13,382,566
Vertex Pharmaceuticals, Inc.*	48,968	10,721,544
Biogen, Inc.*	34,907	10,357,954
Illumina, Inc.*	30,183	10,012,908
Regeneron Pharmaceuticals, Inc.*	24,348	9,142,187
Alexion Pharmaceuticals, Inc.*	62,758	6,787,278
Seattle Genetics, Inc.*	54,348	6,209,803
Incyte Corp.*	69,062	6,030,494
BioMarin Pharmaceutical, Inc.*	65,189	5,511,730
Exact Sciences Corp.*	54,080	5,001,318
Alnylam Pharmaceuticals, Inc.*	43,220	4,977,647
Ionis Pharmaceuticals, Inc.*	68,098	4,113,800
Guardant Health, Inc.*	47,760	3,731,966
Medicines Co.*	43,376	3,684,357
ACADIA Pharmaceuticals, Inc.*	84,199	3,602,033
Arrowhead Pharmaceuticals, Inc.*	54,150	3,434,735
Amarin Corporation plc ADR*,1	158,184	3,391,465
Mirati Therapeutics, Inc.*	25,770	3,320,722
Exelixis, Inc.*	187,138	3,297,372
Immunomedics, Inc.*	145,426	3,077,214
Bluebird Bio, Inc.*	35,020	3,073,005
Intercept Pharmaceuticals, Inc.*	23,709	2,938,019
Blueprint Medicines Corp.*	35,730	2,862,330
United Therapeutics Corp.*	31,496	2,774,168
Nektar Therapeutics*,1	127,101	2,743,475
FibroGen, Inc.*	61,427	2,634,604
BeiGene Ltd. ADR*	15,230	2,524,525
PTC Therapeutics, Inc.*	50,500	2,425,515
Ultragenyx Pharmaceutical, Inc.*	52,980	2,262,776
Myriad Genetics, Inc.*	73,643	2,005,299
Ligand Pharmaceuticals, Inc. — Class B*,1	17,911	1,867,938
Sage Therapeutics, Inc.*	20,116	1,452,174
Total Biotechnology		166,326,178
Pharmaceuticals - 21.5%
AbbVie, Inc.	190,933	16,905,208
Mylan N.V.*	237,240	4,768,524
Sarepta Therapeutics, Inc.*	34,818	4,492,915
Neurocrine Biosciences, Inc.*	41,689	4,481,151
PRA Health Sciences, Inc.*	34,040	3,783,546
Jazz Pharmaceuticals plc*	22,375	3,340,140
Global Blood Therapeutics, Inc.*	39,923	3,173,479
Alkermes plc*	128,360	2,618,544
Agios Pharmaceuticals, Inc.*	53,228	2,541,637
Portola Pharmaceuticals, Inc.*,1	76,620	1,829,685
Total Pharmaceuticals		47,934,829
Healthcare-Products - 1.9%
Bio-Techne Corp.	18,808	4,128,544
Healthcare-Services - 1.6%
Syneos Health, Inc.*	59,620	3,545,900
Total Common Stocks
(Cost $120,445,113)		221,935,451

RIGHTS††† - 0.0%

BIOTECHNOLOGY - 0.0%
Clinical Data, Inc. *,2	24,000	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.7%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$977,768	977,768
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	315,277	315,277
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	315,277	315,277
Total Repurchase Agreements
(Cost $1,608,322)		1,608,322

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[5]	5,042,581	5,042,581
Total Securities Lending Collateral
(Cost $5,042,581)		5,042,581
Total Investments - 102.5%
(Cost $127,096,016)		$228,586,354
Other Assets & Liabilities, net - (2.5)%		(5,668,960)
Total Net Assets - 100.0%		$222,917,394

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$221,935,451	$—	$—		$221,935,451
Rights	—	—	—	*	—
Repurchase Agreements	—	1,608,322	—		1,608,322
Securities Lending Collateral	5,042,581	—	—		5,042,581
Total Assets	$226,978,032	$1,608,322	$—		$228,586,354

*	Security has a market value of $0.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Food - 37.7%
Mondelez International, Inc. — Class A	90,132	$4,964,471
Sysco Corp.	43,486	3,719,792
Kraft Heinz Co.	109,505	3,518,396
Tyson Foods, Inc. — Class A	35,621	3,242,936
General Mills, Inc.	59,803	3,203,049
Hershey Co.	21,104	3,101,866
Kellogg Co.	40,005	2,766,746
Hormel Foods Corp.	61,165	2,759,153
Kroger Co.	92,893	2,692,968
McCormick & Company, Inc.	15,728	2,669,513
Campbell Soup Co.	44,372	2,192,864
Conagra Brands, Inc.	62,669	2,145,787
Lamb Weston Holdings, Inc.	23,360	2,009,661
JM Smucker Co.	18,414	1,917,450
US Foods Holding Corp.*	41,290	1,729,638
Pilgrim's Pride Corp.*	48,470	1,585,696
Post Holdings, Inc.*	14,313	1,561,548
Ingredion, Inc.	15,165	1,409,587
Beyond Meat, Inc.*,1	15,820	1,195,992
Lancaster Colony Corp.	7,291	1,167,289
Sanderson Farms, Inc.	6,284	1,107,366
Simply Good Foods Co.*	32,800	936,112
Hain Celestial Group, Inc.*	35,550	922,700
Sprouts Farmers Market, Inc.*	43,251	836,907
Hostess Brands, Inc.*	53,110	772,219
Total Food		54,129,706
Beverages - 25.7%
Coca-Cola Co.	156,953	8,687,349
PepsiCo, Inc.	56,612	7,737,162
Keurig Dr Pepper, Inc.	124,656	3,608,791
Constellation Brands, Inc. — Class A	17,915	3,399,371
Monster Beverage Corp.*	51,390	3,265,835
Brown-Forman Corp. — Class B	47,237	3,193,221
Molson Coors Beverage Co. — Class B	35,849	1,932,261
Anheuser-Busch InBev S.A. ADR[1]	18,764	1,539,399
Coca-Cola European Partners plc	28,984	1,474,706
Boston Beer Company, Inc. — Class A*	3,210	1,212,898
National Beverage Corp.*,1	17,150	874,993
Total Beverages		36,925,986
Cosmetics & Personal Care - 15.3%
Procter & Gamble Co.	78,986	9,865,351
Estee Lauder Companies, Inc. — Class A	23,518	4,857,408
Colgate-Palmolive Co.	62,799	4,323,083
Coty, Inc. — Class A	142,440	1,602,450
Unilever N.V. — Class Y1	22,266	1,279,404
Total Cosmetics & Personal Care		21,927,696
Agriculture - 12.2%
Philip Morris International, Inc.	75,334	6,410,170
Altria Group, Inc.	108,187	5,399,613
Archer-Daniels-Midland Co.	61,728	2,861,093
Bunge Ltd.	28,253	1,625,960
British American Tobacco plc ADR	29,434	1,249,768
Total Agriculture		17,546,604
Household Products & Housewares - 6.0%
Kimberly-Clark Corp.	27,926	3,841,221
Clorox Co.	16,060	2,465,852
Church & Dwight Company, Inc.	33,119	2,329,591
Total Household Products & Housewares		8,636,664
Pharmaceuticals - 1.0%
Herbalife Nutrition Ltd.*	31,110	1,483,014
Retail - 1.0%
Casey's General Stores, Inc.	8,542	1,358,092
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.[1]	20,685	1,038,801
Total Common Stocks
(Cost $79,407,145)		143,046,563

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$352,239	352,239
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	113,578	113,578
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	113,578	113,578
Total Repurchase Agreements
(Cost $579,395)		579,395

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	3,935,617	3,935,617
Total Securities Lending Collateral
(Cost $3,935,617)		3,935,617
Total Investments - 102.7%
(Cost $83,922,157)		$147,561,575
Other Assets & Liabilities, net - (2.7)%		(3,907,066)
Total Net Assets - 100.0%		$143,654,509

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$143,046,563	$—	$—	$143,046,563
Repurchase Agreements	—	579,395	—	579,395
Securities Lending Collateral	3,935,617	—	—	3,935,617
Total Assets	$146,982,180	$579,395	$—	$147,561,575

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 78.5%
Financial - 15.3%
Goldman Sachs Group, Inc.	5,586	$1,284,389
Visa, Inc. — Class A	5,586	1,049,610
JPMorgan Chase & Co.	5,586	778,688
Travelers Companies, Inc.	5,586	765,003
American Express Co.	5,586	695,401
Total Financial		4,573,091
Industrial - 14.9%
Boeing Co.	5,586	1,819,695
3M Co.	5,586	985,482
United Technologies Corp.	5,586	836,560
Caterpillar, Inc.	5,586	824,940
Total Industrial		4,466,677
Consumer, Non-cyclical - 14.0%
UnitedHealth Group, Inc.	5,586	1,642,172
Johnson & Johnson	5,586	814,830
Procter & Gamble Co.	5,586	697,692
Merck & Company, Inc.	5,586	508,047
Coca-Cola Co.	5,586	309,185
Pfizer, Inc.	5,586	218,859
Total Consumer, Non-cyclical		4,190,785
Consumer, Cyclical - 13.0%
Home Depot, Inc.	5,586	1,219,871
McDonald's Corp.	5,586	1,103,849
Walmart, Inc.	5,586	663,840
NIKE, Inc. — Class B	5,586	565,917
Walgreens Boots Alliance, Inc.	5,586	329,351
Total Consumer, Cyclical		3,882,828
Technology - 12.0%
Apple, Inc.	5,586	1,640,329
Microsoft Corp.	5,586	880,912
International Business Machines Corp.	5,586	748,748
Intel Corp.	5,586	334,322
Total Technology		3,604,311
Communications - 4.7%
Walt Disney Co.	5,586	807,903
Verizon Communications, Inc.	5,586	342,980
Cisco Systems, Inc.	5,586	267,905
Total Communications		1,418,788
Energy - 3.6%
Chevron Corp.	5,586	673,169
Exxon Mobil Corp.	5,586	389,791
Total Energy		1,062,960
Basic Materials - 1.0%
Dow, Inc.	5,586	305,722
Total Common Stocks
(Cost $18,668,686)		23,505,162

MUTUAL FUNDS† - 13.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	202,879	2,018,648
Guggenheim Strategy Fund II1	81,578	2,018,249
Total Mutual Funds
(Cost $4,039,380)		4,036,897

	Face Amount
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
1.50% due 01/14/20[2,5]	$160,000	159,922
1.47% due 02/04/20[2,3]	66,000	65,905
Total U.S. Treasury Bills
(Cost $225,818)		225,827

REPURCHASE AGREEMENTS††,4 - 7.6%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[5]	1,383,967	1,383,967
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[5]	446,255	446,255
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[5]	446,255	446,255
Total Repurchase Agreements
(Cost $2,276,477)		2,276,477
Total Investments - 100.4%
(Cost $25,210,361)		$30,044,363
Other Assets & Liabilities, net - (0.4)%		(106,370)
Total Net Assets - 100.0%		$29,937,993

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	15	Mar 2020	$2,137,275	$(609)

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.10% (1 Week USD LIBOR + 0.50%)	At Maturity	01/31/20	83	$2,370,988	$6,335
BNP Paribas	Dow Jones Industrial Average Index	2.30% (1 Month USD LIBOR + 0.50%)	At Maturity	01/28/20	67	1,897,937	4,557
						$4,268,925	$10,892

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,505,162	$—	$—	$23,505,162
Mutual Funds	4,036,897	—	—	4,036,897
U.S. Treasury Bills	—	225,827	—	225,827
Repurchase Agreements	—	2,276,477	—	2,276,477
Equity Index Swap Agreements**	—	10,892	—	10,892
Total Assets	$27,542,059	$2,513,196	$—	$30,055,255

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$609	$—	$—	$609

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,422,469	$–	$(1,400,000)	$(4,139)	$(81)	$2,018,249	81,578	$64,620
Guggenheim Ultra Short Duration Fund — Institutional Class	3,423,509	–	(1,400,000)	602	(5,463)	2,018,648	202,879	58,763
	$6,845,978	$–	$(2,800,000)	$(3,537)	$(5,544)	$4,036,897		$123,383

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 93.6%
Intel Corp.	125,944	$7,537,748
NVIDIA Corp.	23,302	5,482,961
Broadcom, Inc.	16,278	5,144,174
Texas Instruments, Inc.	39,801	5,106,070
QUALCOMM, Inc.	52,432	4,626,075
Micron Technology, Inc.*	65,085	3,500,271
Applied Materials, Inc.	56,723	3,462,372
Advanced Micro Devices, Inc.*	74,181	3,401,941
Analog Devices, Inc.	25,593	3,041,472
Lam Research Corp.	10,198	2,981,895
KLA Corp.	13,870	2,471,218
NXP Semiconductor N.V.	19,311	2,457,518
Microchip Technology, Inc.[1]	22,314	2,336,722
Xilinx, Inc.	23,733	2,320,375
Skyworks Solutions, Inc.	17,457	2,110,202
Marvell Technology Group Ltd.	73,599	1,954,789
Maxim Integrated Products, Inc.	30,569	1,880,299
Taiwan Semiconductor Manufacturing Company Ltd. ADR	31,740	1,844,094
Qorvo, Inc.*	14,445	1,678,942
Teradyne, Inc.	22,855	1,558,483
ON Semiconductor Corp.*	60,605	1,477,550
ASML Holding N.V. — Class G	4,931	1,459,280
Cypress Semiconductor Corp.	58,132	1,356,220
Monolithic Power Systems, Inc.	7,172	1,276,760
Entegris, Inc.	23,764	1,190,339
MKS Instruments, Inc.	10,190	1,121,002
Mellanox Technologies Ltd.*	9,262	1,085,321
Silicon Laboratories, Inc.*	8,880	1,029,902
STMicroelectronics N.V. — Class Y1	38,057	1,024,114
Cree, Inc.*	21,820	1,006,993
Cirrus Logic, Inc.*	12,155	1,001,694
Cabot Microelectronics Corp.	6,501	938,224
Semtech Corp.*	16,640	880,256
Inphi Corp.*	11,382	842,496
Diodes, Inc.*	14,389	811,108
Power Integrations, Inc.	8,162	807,303
Brooks Automation, Inc.	19,108	801,772
Lattice Semiconductor Corp.*	38,120	729,617
Ambarella, Inc.*	11,128	673,912
Synaptics, Inc.*	9,981	656,450
MACOM Technology Solutions Holdings, Inc.*	23,222	617,705
Total Semiconductors		85,685,639
Energy-Alternate Sources - 3.5%
SolarEdge Technologies, Inc.*	13,153	1,250,719
First Solar, Inc.*	19,793	1,107,616
Enphase Energy, Inc.*,1	31,650	827,015
Total Energy-Alternate Sources		3,185,350
Electrical Components & Equipment - 1.6%
Universal Display Corp.	7,062	1,455,266
Electronics - 0.8%
Advanced Energy Industries, Inc.*	10,789	768,177
Total Common Stocks
(Cost $71,738,762)		91,094,432

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$535,784	535,784
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	172,761	172,761
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	172,761	172,761
Total Repurchase Agreements
(Cost $881,306)		881,306

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	2,962,478	2,962,478
Total Securities Lending Collateral
(Cost $2,962,478)		2,962,478
Total Investments - 103.7%
(Cost $75,582,546)		$94,938,216
Other Assets & Liabilities, net - (3.7)%		(3,375,541)
Total Net Assets - 100.0%		$91,562,675

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$91,094,432	$—	$—	$91,094,432
Repurchase Agreements	—	881,306	—	881,306
Securities Lending Collateral	2,962,478	—	—	2,962,478
Total Assets	$94,056,910	$881,306	$—	$94,938,216

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 73.2%
Communications - 28.6%
Alibaba Group Holding Ltd. ADR*	7,201	$1,527,332
China Mobile Ltd. ADR	6,292	265,963
Baidu, Inc. ADR*	1,562	197,437
JD.com, Inc. ADR*	4,969	175,058
America Movil SAB de CV — Class L ADR	6,640	106,240
Chunghwa Telecom Company Ltd. ADR	2,163	79,815
Trip.com Group Ltd. ADR*	2,327	78,047
Pinduoduo, Inc. ADR*	2,052	77,607
Telekomunikasi Indonesia Persero Tbk PT ADR	2,706	77,121
SK Telecom Company Ltd. ADR	1,696	39,194
58.com, Inc. ADR*	527	34,113
Grupo Televisa SAB ADR	2,880	33,783
Telefonica Brasil S.A. ADR	2,357	33,752
China Telecom Corporation Ltd. ADR	790	32,540
iQIYI, Inc. ADR*,1	1,529	32,277
Momo, Inc. ADR	894	29,949
Total Communications		2,820,228
Technology - 17.2%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	21,545	1,251,764
Infosys Ltd. ADR	21,265	219,455
NetEase, Inc. ADR	393	120,510
ASE Technology Holding Company Ltd. ADR	8,739	48,589
United Microelectronics Corp. ADR	11,610	31,115
Wipro Ltd. ADR	7,803	29,261
Total Technology		1,700,694
Financial - 12.1%
HDFC Bank Ltd. ADR	7,629	483,450
Banco Bradesco S.A. ADR	22,946	205,366
ICICI Bank Ltd. ADR	8,944	134,965
China Life Insurance Company Ltd. ADR	8,470	117,140
Shinhan Financial Group Company Ltd. ADR*	2,564	97,611
KB Financial Group, Inc. ADR*	2,237	92,545
Bancolombia S.A. ADR	643	35,230
Woori Financial Group, Inc. ADR	945	28,596
Total Financial		1,194,903
Consumer, Non-cyclical - 4.8%
Ambev S.A. ADR	25,071	116,831
TAL Education Group ADR*	2,193	105,703
Fomento Economico Mexicano SAB de CV ADR	1,058	99,991
New Oriental Education & Technology Group, Inc. ADR*	676	81,965
BRF S.A. ADR*	4,115	35,801
BeiGene Ltd. ADR*	212	35,141
Total Consumer, Non-cyclical		475,432
Basic Materials - 4.5%
Vale S.A. ADR	18,044	238,181
POSCO ADR	1,608	81,397
Sasol Ltd. ADR	3,263	70,513
AngloGold Ashanti Ltd. ADR	2,347	52,432
Total Basic Materials		442,523
Energy - 4.3%
CNOOC Ltd. ADR	915	152,503
Petroleo Brasileiro S.A. ADR	7,624	121,527
China Petroleum & Chemical Corp. ADR	1,452	87,338
PetroChina Company Ltd. ADR	1,201	60,446
Total Energy		421,814
Industrial - 0.9%
ZTO Express Cayman, Inc. ADR	2,459	57,417
Cemex SAB de CV ADR	8,615	32,565
Total Industrial		89,982
Utilities - 0.8%
Enel Americas S.A. ADR	4,157	45,644
Korea Electric Power Corp. ADR*	2,923	34,579
Total Utilities		80,223
Total Common Stocks
(Cost $6,333,779)		7,225,799

PREFERRED STOCKS† - 4.5%
Financial - 2.6%
Itau Unibanco Holding S.A. ADR	27,578	252,338
Energy - 1.9%
Petroleo Brasileiro S.A. ADR	12,752	190,260
Total Preferred Stocks
(Cost $398,996)		442,598

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
1.47% due 02/04/20[2]	$11,000	10,984
Total U.S. Treasury Bills
(Cost $10,984)		10,984

REPURCHASE AGREEMENTS††,3 - 19.0%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[4]	1,138,684	1,138,684
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[4]	367,164	367,164
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[4]	367,164	367,164
Total Repurchase Agreements
(Cost $1,873,012)		1,873,012

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[6]	23,294	$23,294
Total Securities Lending Collateral
(Cost $23,294)		23,294
Total Investments - 97.0%
(Cost $8,640,065)		$9,575,687
Other Assets & Liabilities, net - 3.0%		299,279
Total Net Assets - 100.0%		$9,874,966

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[7]	2.40% (1 Month USD LIBOR + 0.60%)	At Maturity	01/28/20	1,092	$3,108,424	$(26,609)
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[7]	2.15% (1 Week USD LIBOR + 0.55%)	At Maturity	01/28/20	3,178	9,047,086	(62,395)
						$12,155,510	$(89,004)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of December 31, 2019.
[7]	Total Return based on BNY Mellon Emerging Markets 50 ADR +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,225,799	$—	$—	$7,225,799
Preferred Stocks	442,598	—	—	442,598
U.S. Treasury Bills	—	10,984	—	10,984
Repurchase Agreements	—	1,873,012	—	1,873,012
Securities Lending Collateral	23,294	—	—	23,294
Total Assets	$7,691,691	$1,883,996	$—	$9,575,687

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$89,004	$—	$89,004

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
1.47% due 02/04/20[1,2]	$19,000	$18,974
Total U.S. Treasury Bills
(Cost $18,973)		18,974

REPURCHASE AGREEMENTS††,3 - 88.2%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[4]	2,325,021	2,325,021
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[4]	749,694	749,694
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[4]	749,694	749,694
Total Repurchase Agreements
(Cost $3,824,409)		3,824,409
Total Investments - 88.7%
(Cost $3,843,382)		$3,843,383
Other Assets & Liabilities, net - 11.3%		490,919
Total Net Assets - 100.0%		$4,334,302

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	15	Mar 2020	$1,779,258	$(5,495)
U.S. Treasury 10 Year Note Futures Contracts	7	Mar 2020	898,953	(7,652)
			$2,678,211	$(13,147)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.32 Index	1.00%	Quarterly	12/20/24	$3,900,000	$(131,183)	$(202,707)	$71,524

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares J.P. Morgan USD Emerging Markets Bond ETF Swap[5]	2.06% (1 Week USD LIBOR + 0.45%)	At Maturity	01/29/20	8,073	$924,318	$1,816
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt Portfolio ETF Swap[6]	2.16% (1 Week USD LIBOR + 0.55%)	At Maturity	01/29/20	31,744	938,032	1,267
						$1,862,350	$3,083

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as credit index swap collateral at December 31, 2019.
[5]	Total Return based on iShares JPMorgan USD Emerging Markets Bond ETF +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2019.
[6]	Total Return based on Invesco Emerging Markets Sovereign Debt Portfolio ETF +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2019.

CDX.EM.32 Index — Credit Default Swap Emerging Markets Series 32 Index

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$18,974	$—	$18,974
Repurchase Agreements	—	3,824,409	—	3,824,409
Credit Default Swap Agreements**	—	71,524	—	71,524
Credit Index Swap Agreements**	—	3,083	—	3,083
Total Assets	$—	$3,917,990	$—	$3,917,990

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$13,147	$—	$—	$13,147

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Oil & Gas - 70.4%
Exxon Mobil Corp.	28,909	$2,017,270
Chevron Corp.	14,790	1,782,343
ConocoPhillips	15,379	1,000,096
EOG Resources, Inc.	9,836	823,863
Phillips 66	7,334	817,081
Occidental Petroleum Corp.	17,716	730,076
Marathon Petroleum Corp.	12,004	723,241
Valero Energy Corp.	7,689	720,075
Pioneer Natural Resources Co.	3,893	589,283
BP plc ADR	14,805	558,741
Hess Corp.	8,161	545,236
Concho Resources, Inc.	5,712	500,200
Petroleo Brasileiro S.A. ADR	29,388	468,445
Diamondback Energy, Inc.	4,983	462,721
Continental Resources, Inc.	12,255	420,347
Noble Energy, Inc.	16,594	412,195
Marathon Oil Corp.	29,000	393,820
Apache Corp.	15,026	384,515
Devon Energy Corp.	14,317	371,813
HollyFrontier Corp.	6,554	332,353
Cabot Oil & Gas Corp. — Class A	17,978	312,997
Royal Dutch Shell plc — Class A ADR	4,928	290,653
Parsley Energy, Inc. — Class A	15,226	287,924
WPX Energy, Inc.*	20,636	283,539
Cimarex Energy Co.	5,187	272,266
Helmerich & Payne, Inc.	5,827	264,721
Suncor Energy, Inc.	7,499	245,967
Murphy Oil Corp.	9,164	245,595
CVR Energy, Inc.	5,792	234,171
PBF Energy, Inc. — Class A	7,229	226,774
Canadian Natural Resources Ltd.	6,331	204,808
Equities Corp.	17,609	191,938
Delek US Holdings, Inc.	5,401	181,096
Matador Resources Co.*	9,500	170,715
PDC Energy, Inc.*	5,590	146,290
Equinor ASA ADR	7,030	139,967
SM Energy Co.	11,855	133,250
Total Oil & Gas		17,886,385
Pipelines - 15.2%
Kinder Morgan, Inc.	38,449	813,965
ONEOK, Inc.	8,718	659,691
Williams Companies, Inc.	26,483	628,177
Cheniere Energy, Inc.*	7,511	458,697
Targa Resources Corp.	9,000	367,470
Enbridge, Inc.	6,899	274,373
Equitrans Midstream Corp.	17,041	227,668
Plains GP Holdings, LP — Class A*	11,442	216,826
TC Energy Corp.	3,839	204,657
Total Pipelines		3,851,524
Oil & Gas Services - 13.0%
Schlumberger Ltd.	21,812	876,842
Baker Hughes Co.	23,550	603,586
Halliburton Co.	22,121	541,301
National Oilwell Varco, Inc.	14,501	363,250
TechnipFMC plc	14,959	320,721
Apergy Corp.*	5,530	186,803
Patterson-UTI Energy, Inc.	16,195	170,048
Oceaneering International, Inc.*	9,436	140,691
Core Laboratories N.V.	2,880	108,490
Total Oil & Gas Services		3,311,732
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	7,951	180,010
Transportation - 0.5%
Golar LNG Ltd.	9,605	136,583
Total Common Stocks
(Cost $23,031,156)		25,366,234

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$71,768	71,768
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	23,142	23,142
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	23,141	23,141
Total Repurchase Agreements
(Cost $118,051)		118,051
Total Investments - 100.3%
(Cost $23,149,207)		$25,484,285
Other Assets & Liabilities, net - (0.3)%		(66,906)
Total Net Assets - 100.0%		$25,417,379

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,366,234	$—	$—	$25,366,234
Repurchase Agreements	—	118,051	—	118,051
Total Assets	$25,366,234	$118,051	$—	$25,484,285

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 79.4%
Schlumberger Ltd.	27,559	$1,107,872
Baker Hughes Co.	29,746	762,390
Halliburton Co.	23,290	569,906
National Oilwell Varco, Inc.	18,318	458,866
TechnipFMC plc	17,145	367,589
Apergy Corp.*	6,994	236,257
Patterson-UTI Energy, Inc.	20,460	214,830
Dril-Quip, Inc.*	4,012	188,203
Archrock, Inc.	18,432	185,057
Oceaneering International, Inc.*	11,921	177,742
Helix Energy Solutions Group, Inc.*	18,423	177,414
NexTier Oilfield Solutions, Inc.*	26,072	174,683
Liberty Oilfield Services, Inc. — Class A	14,961	166,366
RPC, Inc.[1]	30,344	159,003
ProPetro Holding Corp.*	14,081	158,411
Core Laboratories N.V.	4,136	155,803
Oil States International, Inc.*	8,780	143,202
DMC Global, Inc.	2,632	118,282
Solaris Oilfield Infrastructure, Inc. — Class A	8,369	117,166
Matrix Service Co.*	4,984	114,034
US Silica Holdings, Inc.	17,076	105,017
Total Oil & Gas Services		5,858,093
Oil & Gas - 10.1%
Helmerich & Payne, Inc.	7,355	334,138
Transocean Ltd.*	38,642	265,857
Diamond Offshore Drilling, Inc.*,1	20,855	149,947
Total Oil & Gas		749,942
Transportation - 3.6%
SEACOR Holdings, Inc.*	3,252	140,324
Tidewater, Inc.*	6,645	128,115
Total Transportation		268,439
Machinery-Diversified - 3.2%
Cactus, Inc. — Class A	6,865	235,607
Metal Fabricate & Hardware - 3.2%
Tenaris S.A. ADR	10,390	235,229
Total Common Stocks
(Cost $6,155,249)		7,347,310

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$22,421	22,421
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	7,229	7,229
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	7,230	7,230
Total Repurchase Agreements
(Cost $36,880)		36,880

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	235,375	235,375
Total Securities Lending Collateral
(Cost $235,375)		235,375
Total Investments - 103.2%
(Cost $6,427,504)		$7,619,565
Other Assets & Liabilities, net - (3.2)%		(238,156)
Total Net Assets - 100.0%		$7,381,409

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,347,310	$—	$—	$7,347,310
Repurchase Agreements	—	36,880	—	36,880
Securities Lending Collateral	235,375	—	—	235,375
Total Assets	$7,582,685	$36,880	$—	$7,619,565

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 25.4%
Consumer, Non-cyclical - 10.7%
Nestle S.A. ADR	405	$43,845
Novartis AG ADR	330	31,248
Roche Holding AG ADR	757	30,780
AstraZeneca plc ADR	354	17,650
GlaxoSmithKline plc ADR	340	15,977
Sanofi ADR	301	15,110
Novo Nordisk A/S ADR	240	13,891
Diageo plc ADR	82	13,810
British American Tobacco plc ADR	312	13,248
Unilever N.V. — Class Y1	204	11,722
Bayer AG ADR[1]	502	10,180
L'Oreal S.A. ADR	161	9,478
Anheuser-Busch InBev S.A. ADR	114	9,353
Unilever plc ADR	163	9,319
Reckitt Benckiser Group plc ADR	486	8,048
RELX plc ADR	270	6,823
Total Consumer, Non-cyclical		260,482
Financial - 4.2%
HSBC Holdings plc ADR	553	21,617
Allianz SE ADR	566	13,703
Banco Santander S.A. ADR	2,244	9,290
BNP Paribas S.A. ADR	309	9,174
Zurich Insurance Group AG ADR	198	8,118
Lloyds Banking Group plc ADR	2,390	7,911
AXA S.A. ADR	276	7,768
Prudential plc ADR[1]	179	6,818
ING Groep N.V. ADR	521	6,278
UBS Group AG*	496	6,239
Intesa Sanpaolo SpA ADR	364	5,726
Total Financial		102,642
Energy - 2.4%
Total S.A. ADR	357	19,742
BP plc ADR	458	17,285
Royal Dutch Shell plc — Class A ADR	282	16,633
Eni SpA ADR	168	5,201
Total Energy		58,861
Industrial - 2.3%
Siemens AG ADR	222	14,423
Airbus SE ADR	310	11,392
Vinci S.A. ADR	306	8,455
Schneider Electric SE ADR	378	7,711
Safran S.A. ADR	192	7,431
ABB Ltd. ADR[1]	241	5,806
Total Industrial		55,218
Basic Materials - 1.8%
Linde plc	78	16,606
BASF SE ADR	500	9,357
Rio Tinto plc ADR	150	8,904
Air Liquide S.A. ADR	315	8,836
Total Basic Materials		43,703
Technology - 1.5%
SAP SE ADR	145	19,429
ASML Holding N.V. — Class G	60	17,756
Total Technology		37,185
Consumer, Cyclical - 1.0%
LVMH Moet Hennessy Louis Vuitton SE ADR	182	16,975
Daimler AG ADR	460	6,247
Total Consumer, Cyclical		23,222
Utilities - 0.9%
Enel SpA ADR	1,060	8,321
Iberdrola S.A. ADR	200	8,262
National Grid plc ADR	98	6,142
Total Utilities		22,725
Communications - 0.6%
Deutsche Telekom AG ADR	441	7,184
Vodafone Group plc ADR	363	7,017
Total Communications		14,201
Total Common Stocks
(Cost $521,409)		618,239

MUTUAL FUNDS† - 26.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	37,815	376,260
Guggenheim Strategy Fund II2	11,161	276,128
Total Mutual Funds
(Cost $653,548)		652,388

	Face Amount
U.S. TREASURY BILLS†† - 35.8%
U.S. Treasury Bills
1.47% due 02/04/20[3,4]	$875,000	873,745
Total U.S. Treasury Bills
(Cost $873,760)		873,745

REPURCHASE AGREEMENTS††,5 - 11.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	170,257	170,257
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	54,899	54,899
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	54,899	54,899
Total Repurchase Agreements
(Cost $280,055)		280,055

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[7]	20,223	20,223
Total Securities Lending Collateral
(Cost $20,223)		20,223
Total Investments - 100.3%
(Cost $2,348,995)		$2,444,650
Other Assets & Liabilities, net - (0.3)%		(8,067)
Total Net Assets - 100.0%		$2,436,583

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	17	Mar 2020	$2,395,087	$21,721
Equity Futures Contracts Purchased††
STOXX Europe 50 Index Futures Contracts	64	Mar 2020	2,423,915	8,962

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$618,239	$—	$—	$618,239
Mutual Funds	652,388	—	—	652,388
U.S. Treasury Bills	—	873,745	—	873,745
Repurchase Agreements	—	280,055	—	280,055
Securities Lending Collateral	20,223	—	—	20,223
Currency Futures Contracts**	21,721	—	—	21,721
Equity Futures Contracts**	—	8,962	—	8,962
Total Assets	$1,312,571	$1,162,762	$—	$2,475,333

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,602,092	$2,000,000	$(3,320,000)	$(9,143)	$3,179	$276,128	11,161	$36,125
Guggenheim Ultra Short Duration Fund — Institutional Class	1,659,329	2,000,000	(3,280,000)	(2,916)	(153)	376,260	37,815	30,241
	$3,261,421	$4,000,000	$(6,600,000)	$(12,059)	$3,026	$652,388		$66,366

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.3%
Banks - 28.5%
JPMorgan Chase & Co.	5,826	$812,144
Bank of America Corp.	19,559	688,868
Wells Fargo & Co.	10,804	581,255
Citigroup, Inc.	6,412	512,255
U.S. Bancorp	6,208	368,072
Goldman Sachs Group, Inc.	1,537	353,403
Morgan Stanley	6,848	350,070
Truist Financial Corp.	5,960	335,667
PNC Financial Services Group, Inc.	2,017	321,974
Bank of New York Mellon Corp.	5,191	261,263
State Street Corp.	2,602	205,818
M&T Bank Corp.	1,076	182,651
Northern Trust Corp.	1,714	182,095
Fifth Third Bancorp	5,842	179,583
KeyCorp	8,507	172,182
First Republic Bank	1,448	170,068
Citizens Financial Group, Inc.	4,001	162,481
Regions Financial Corp.	9,088	155,950
Huntington Bancshares, Inc.	10,082	152,037
ICICI Bank Ltd. ADR	9,788	147,701
HDFC Bank Ltd. ADR	2,318	146,892
HSBC Holdings plc ADR	3,580	139,942
SVB Financial Group*	554	139,076
Popular, Inc.	2,327	136,711
Comerica, Inc.	1,736	124,558
Zions Bancorp North America	2,208	114,639
Commerce Bancshares, Inc.	1,565	106,326
Signature Bank	771	105,326
TCF Financial Corp.	2,200	102,960
East West Bancorp, Inc.	2,108	102,660
Synovus Financial Corp.	2,390	93,688
First Horizon National Corp.	5,241	86,791
PacWest Bancorp	2,123	81,247
Wintrust Financial Corp.	1,094	77,565
Texas Capital Bancshares, Inc.*	1,120	63,582
Total Banks		7,917,500
REITS - 28.0%
American Tower Corp. — Class A	1,691	388,626
Crown Castle International Corp.	2,077	295,245
Prologis, Inc.	3,271	291,577
Equinix, Inc.	464	270,837
Simon Property Group, Inc.	1,763	262,616
Public Storage	1,108	235,960
Welltower, Inc.	2,747	224,650
Equity Residential	2,615	211,606
AvalonBay Communities, Inc.	1,002	210,119
SBA Communications Corp.	830	200,022
Digital Realty Trust, Inc.	1,632	195,416
Realty Income Corp.	2,574	189,524
Weyerhaeuser Co.	6,049	182,680
Ventas, Inc.	3,107	179,398
Boston Properties, Inc.	1,299	179,080
Essex Property Trust, Inc.	568	170,888
Alexandria Real Estate Equities, Inc.	1,033	166,912
Healthpeak Properties, Inc.	4,758	164,008
Invitation Homes, Inc.	5,185	155,394
Mid-America Apartment Communities, Inc.	1,142	150,584
WP Carey, Inc.	1,810	144,872
Sun Communities, Inc.	960	144,096
Extra Space Storage, Inc.	1,356	143,221
UDR, Inc.	3,054	142,622
Host Hotels & Resorts, Inc.	7,518	139,459
Duke Realty Corp.	3,983	138,091
Vornado Realty Trust	2,030	134,995
VICI Properties, Inc.	5,161	131,863
Medical Properties Trust, Inc.	6,100	128,771
Regency Centers Corp.	1,986	125,297
AGNC Investment Corp.	6,731	119,004
Omega Healthcare Investors, Inc.	2,780	117,733
Iron Mountain, Inc.	3,647	116,230
Gaming and Leisure Properties, Inc.	2,697	116,106
Lamar Advertising Co. — Class A	1,285	114,699
Kimco Realty Corp.	5,521	114,340
STORE Capital Corp.	3,070	114,327
American Homes 4 Rent — Class A	4,158	108,981
Apartment Investment & Management Co. — Class A	2,077	107,277
Douglas Emmett, Inc.	2,424	106,414
SL Green Realty Corp.	1,152	105,846
CyrusOne, Inc.	1,602	104,819
Americold Realty Trust	2,870	100,622
Brixmor Property Group, Inc.	4,521	97,699
Park Hotels & Resorts, Inc.	3,692	95,512
Cousins Properties, Inc.	2,316	95,419
CubeSmart	3,016	94,944
STAG Industrial, Inc.	2,530	79,872
Sabra Health Care REIT, Inc.	3,727	79,534
Macerich Co.[1]	2,737	73,680
Total REITS		7,761,487
Insurance - 21.1%
Berkshire Hathaway, Inc. — Class B*	4,010	908,265
Marsh & McLennan Companies, Inc.	2,569	286,212
Chubb Ltd.	1,732	269,603
MetLife, Inc.	5,193	264,687
American International Group, Inc.	4,980	255,623
Progressive Corp.	3,488	252,496
Aflac, Inc.	4,523	239,267
Prudential Financial, Inc.	2,528	236,975
Allstate Corp.	2,059	231,535
Travelers Companies, Inc.	1,671	228,844
Willis Towers Watson plc	996	201,132
Hartford Financial Services Group, Inc.	2,969	180,426
Arch Capital Group Ltd.*	3,967	170,145
Arthur J Gallagher & Co.	1,700	161,891
Cincinnati Financial Corp.	1,536	161,510
Aon plc	763	158,925
Loews Corp.	2,942	154,426
Principal Financial Group, Inc.	2,721	149,655
Everest Re Group Ltd.	505	139,804

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Insurance - 21.1% (continued)
Fidelity National Financial, Inc.	3,020	$136,957
Athene Holding Ltd. — Class A*	2,848	133,942
Lincoln National Corp.	2,219	130,943
AXA Equitable Holdings, Inc.	5,214	129,203
Brown & Brown, Inc.	3,240	127,915
Erie Indemnity Co. — Class A	680	112,880
Voya Financial, Inc.	1,799	109,703
Assurant, Inc.	832	109,059
Unum Group	3,238	94,420
Brighthouse Financial, Inc.*	1,956	76,734
eHealth, Inc.*	590	56,687
Total Insurance		5,869,864
Diversified Financial Services - 14.4%
American Express Co.	3,103	386,292
BlackRock, Inc. — Class A	675	339,322
CME Group, Inc. — Class A	1,590	319,145
Charles Schwab Corp.	6,315	300,341
Intercontinental Exchange, Inc.	2,942	272,282
Capital One Financial Corp.	2,596	267,154
T. Rowe Price Group, Inc.	1,680	204,691
TD Ameritrade Holding Corp.	4,022	199,893
Discover Financial Services	2,318	196,613
Synchrony Financial	5,148	185,379
Ameriprise Financial, Inc.	1,063	177,075
Nasdaq, Inc.	1,499	160,543
Cboe Global Markets, Inc.	1,175	141,000
Franklin Resources, Inc.	5,308	137,902
Raymond James Financial, Inc.	1,497	133,922
Ally Financial, Inc.	4,237	129,483
E*TRADE Financial Corp.	2,690	122,045
SEI Investments Co.	1,825	119,501
Invesco Ltd.	6,025	108,330
LPL Financial Holdings, Inc.	1,126	103,874
Total Diversified Financial Services		4,004,787
Private Equity - 2.9%
Blackstone Group, Inc. — Class A	5,580	312,145
KKR & Company, Inc. — Class A	6,440	187,855
Apollo Global Management, Inc.	3,650	174,141
Brookfield Asset Management, Inc. — Class A	2,390	138,142
Total Private Equity		812,283
Commercial Services - 2.6%
S&P Global, Inc.	1,147	313,189
Moody's Corp.	1,085	257,590
MarketAxess Holdings, Inc.	383	145,199
Total Commercial Services		715,978
Savings & Loans - 0.7%
People's United Financial, Inc.	6,238	105,422
New York Community Bancorp, Inc.	7,610	91,472
Total Savings & Loans		196,894
Software - 0.7%
MSCI, Inc. — Class A	695	179,435
Media - 0.4%
FactSet Research Systems, Inc.	456	122,345
Total Common Stocks
(Cost $21,201,175)		27,580,573

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$185,497	185,497
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	59,813	59,813
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	59,813	59,813
Total Repurchase Agreements
(Cost $305,123)		305,123

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	55,404	55,404
Total Securities Lending Collateral
(Cost $55,404)		55,404
Total Investments - 100.6%
(Cost $21,561,702)		$27,941,100
Other Assets & Liabilities, net - (0.6)%		(165,786)
Total Net Assets - 100.0%		$27,775,314

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,580,573	$—	$—	$27,580,573
Repurchase Agreements	—	305,123	—	305,123
Securities Lending Collateral	55,404	—	—	55,404
Total Assets	$27,635,977	$305,123	$—	$27,941,100

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 27.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,169,484	$11,636,363
Guggenheim Strategy Fund II1	386,692	9,566,757
Total Mutual Funds
(Cost $21,300,098)		21,203,120

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 70.8%
U.S. Treasury Bond
2.38% due 11/15/49	$55,500,000	55,500,000
Total U.S. Government Securities
(Cost $56,291,323)		55,500,000

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
1.47% due 02/04/20[2,3]	1,161,000	1,159,422
Total U.S. Treasury Bills
(Cost $1,159,355)		1,159,422

REPURCHASE AGREEMENTS††,4 - 3.3%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	1,575,812	1,575,812
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	508,114	508,114
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	508,114	508,114
Total Repurchase Agreements
(Cost $2,592,040)		2,592,040
Total Investments - 102.7%
(Cost $81,342,816)		$80,454,582
Other Assets & Liabilities, net - (2.7)%		(2,086,285)
Total Net Assets - 100.0%		$78,368,297

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	247	Mar 2020	$44,892,250	$(1,161,247)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$21,203,120	$—	$—	$21,203,120
U.S. Government Securities	—	55,500,000	—	55,500,000
U.S. Treasury Bills	—	1,159,422	—	1,159,422
Repurchase Agreements	—	2,592,040	—	2,592,040
Total Assets	$21,203,120	$59,251,462	$—	$80,454,582

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$1,161,247	$—	$—	$1,161,247

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,298,989	$2,300,000	$(3,000,000)	$(24,234)	$(7,998)	$9,566,757	386,692	$250,287
Guggenheim Ultra Short Duration Fund — Institutional Class	9,520,254	4,000,000	(1,860,000)	(9,382)	(14,509)	11,636,363	1,169,484	207,856
	$19,819,243	$6,300,000	$(4,860,000)	$(33,616)	$(22,507)	$21,203,120		$458,143

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 34.7%
Johnson & Johnson	11,117	$1,621,637
Merck & Company, Inc.	13,970	1,270,571
Pfizer, Inc.	31,331	1,227,549
Bristol-Myers Squibb Co.	16,098	1,033,331
AbbVie, Inc.	10,774	953,930
Eli Lilly & Co.	7,092	932,101
CVS Health Corp.	10,966	814,664
Cigna Corp.	3,604	736,982
Becton Dickinson and Co.	2,642	718,545
Zoetis, Inc.	5,028	665,456
Allergan plc	3,470	663,360
McKesson Corp.	3,050	421,876
DexCom, Inc.*	1,722	376,670
AmerisourceBergen Corp. — Class A	4,120	350,282
Cardinal Health, Inc.	6,355	321,436
AstraZeneca plc ADR	6,098	304,046
Jazz Pharmaceuticals plc*	1,982	295,873
Novartis AG ADR	3,013	285,301
Canopy Growth Corp.*,1	13,227	278,957
Elanco Animal Health, Inc.*	9,322	274,533
GlaxoSmithKline plc ADR	5,810	273,012
Mylan N.V.*	13,402	269,380
Bausch Health Companies, Inc.*	8,883	265,779
GW Pharmaceuticals plc ADR*	2,523	263,805
Sarepta Therapeutics, Inc.*	2,042	263,500
Neurocrine Biosciences, Inc.*	2,441	262,383
Alkermes plc*	12,495	254,898
PRA Health Sciences, Inc.*	1,996	221,855
Horizon Therapeutics plc*	5,993	216,947
Global Blood Therapeutics, Inc.*	2,340	186,007
Total Pharmaceuticals		16,024,666
Healthcare-Products - 27.0%
Abbott Laboratories	11,812	1,025,990
Thermo Fisher Scientific, Inc.	2,917	947,646
Danaher Corp.	5,742	881,282
Medtronic plc	6,689	758,867
Stryker Corp.	3,534	741,928
Intuitive Surgical, Inc.*	1,168	690,463
Boston Scientific Corp.*	14,661	662,970
Edwards Lifesciences Corp.*	2,500	583,225
Baxter International, Inc.	6,616	553,230
Zimmer Biomet Holdings, Inc.	3,095	463,260
IDEXX Laboratories, Inc.*	1,515	395,612
Align Technology, Inc.*	1,410	393,446
ResMed, Inc.	2,527	391,609
Teleflex, Inc.	924	347,831
Cooper Companies, Inc.	1,034	332,214
Hologic, Inc.*	5,984	312,425
Wright Medical Group N.V.*	10,078	307,177
STERIS plc	1,996	304,230
Varian Medical Systems, Inc.*	2,106	299,073
Dentsply Sirona, Inc.	5,174	292,797
Novocure Ltd.*	3,251	273,962
Insulet Corp.*	1,594	272,893
Henry Schein, Inc.*	3,819	254,804
Masimo Corp.*	1,543	243,887
ABIOMED, Inc.*	1,387	236,608
Repligen Corp.*	1,987	183,798
NuVasive, Inc.*	2,174	168,137
Tandem Diabetes Care, Inc.*	2,669	159,099
Total Healthcare-Products		12,478,463
Biotechnology - 19.5%
Amgen, Inc.	4,125	994,414
Gilead Sciences, Inc.	11,620	755,068
Vertex Pharmaceuticals, Inc.*	2,870	628,386
Biogen, Inc.*	2,046	607,110
Illumina, Inc.*	1,768	586,516
Regeneron Pharmaceuticals, Inc.*	1,428	536,185
Alexion Pharmaceuticals, Inc.*	3,677	397,668
Seattle Genetics, Inc.*	3,187	364,147
Incyte Corp.*	4,047	353,384
BioMarin Pharmaceutical, Inc.*	3,819	322,896
Amarin Corporation plc ADR*,1	14,084	301,961
Exact Sciences Corp.*	3,168	292,977
Alnylam Pharmaceuticals, Inc.*	2,532	291,610
Ionis Pharmaceuticals, Inc.*	3,992	241,157
Guardant Health, Inc.*	2,797	218,558
Medicines Co.*	2,541	215,833
ACADIA Pharmaceuticals, Inc.*	4,936	211,162
Arrowhead Pharmaceuticals, Inc.*	3,173	201,263
Mirati Therapeutics, Inc.*	1,511	194,707
Exelixis, Inc.*	10,558	186,032
Immunomedics, Inc.*	8,521	180,304
Bluebird Bio, Inc.*	2,052	180,063
Intercept Pharmaceuticals, Inc.*	1,387	171,877
Blueprint Medicines Corp.*	2,093	167,670
United Therapeutics Corp.*	1,845	162,508
Nektar Therapeutics*	7,450	160,808
Sage Therapeutics, Inc.*	1,233	89,010
Total Biotechnology		9,013,274
Healthcare-Services - 13.8%
UnitedHealth Group, Inc.	4,707	1,383,764
Anthem, Inc.	2,409	727,590
HCA Healthcare, Inc.	4,001	591,388
Humana, Inc.	1,588	582,034
IQVIA Holdings, Inc.*	2,972	459,204
Centene Corp.*	6,721	422,549
WellCare Health Plans, Inc.*	1,025	338,465
Laboratory Corporation of America Holdings*	1,987	336,141
Quest Diagnostics, Inc.	2,930	312,894
Universal Health Services, Inc. — Class B	2,037	292,228
DaVita, Inc.*	3,461	259,679
Molina Healthcare, Inc.*	1,781	241,664
Teladoc Health, Inc.*,1	2,436	203,942
Amedisys, Inc.*	1,172	195,630
Total Healthcare-Services		6,347,172
Electronics - 2.4%
Agilent Technologies, Inc.	5,000	426,550
Mettler-Toledo International, Inc.*	458	363,322
Waters Corp.*	1,378	321,970
Total Electronics		1,111,842
Software - 1.7%
Cerner Corp.	5,509	404,306

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Software - 1.7% (continued)
Veeva Systems, Inc. — Class A*	2,761	$388,362
Total Software		792,668
Commercial Services - 0.4%
HealthEquity, Inc.*	2,527	187,175
Total Common Stocks
(Cost $37,687,033)		45,955,260

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$142,791	142,791
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	46,042	46,042
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	46,042	46,042
Total Repurchase Agreements
(Cost $234,875)		234,875

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	430,670	430,670
Total Securities Lending Collateral
(Cost $430,670)		430,670
Total Investments - 100.9%
(Cost $38,352,578)		$46,620,805
Other Assets & Liabilities, net - (0.9)%		(432,660)
Total Net Assets - 100.0%		$46,188,145

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,955,260	$—	$—	$45,955,260
Repurchase Agreements	—	234,875	—	234,875
Securities Lending Collateral	430,670	—	—	430,670
Total Assets	$46,385,930	$234,875	$—	$46,620,805

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 24.7%
Guggenheim Strategy Fund II1	366,118	$9,057,765
Guggenheim Strategy Fund III[1]	293,670	7,262,455
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	627,851	6,247,113
Total Mutual Funds
(Cost $22,611,440)		22,567,333

	Face Amount
FEDERAL AGENCY NOTES†† - 32.6%
Federal Farm Credit Bank
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$12,500,000	12,524,570
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	2,500,000	2,499,428
Freddie Mac
2.40% due 06/10/22	5,000,000	5,015,139
Farmer Mac
1.70% (Fed Funds Effective Rate + 0.15%) due 09/23/20[2]	5,000,000	4,999,279
Federal Home Loan Bank
1.75% due 07/13/20	2,840,000	2,840,043
Fannie Mae
1.75% due 07/24/20	2,000,000	2,000,222
Total Federal Agency Notes
(Cost $29,848,791)		29,878,681

FEDERAL AGENCY DISCOUNT NOTES†† - 18.2%
Federal Home Loan Bank
1.58% due 02/07/20[3]	10,700,000	10,682,624
1.58% due 02/12/20[3]	6,000,000	5,988,940
Total Federal Agency Discount Notes
(Cost $16,671,564)		16,671,564

U.S. TREASURY BILLS†† - 7.6%
U.S. Treasury Bills
1.52% due 01/02/20[3]	5,550,000	5,550,000
1.47% due 02/04/20[3,4]	1,370,000	1,368,138
Total U.S. Treasury Bills
(Cost $6,917,826)		6,918,138

REPURCHASE AGREEMENTS††,5 - 13.3%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[6]	7,413,936	7,413,936
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[6]	2,390,595	2,390,595
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[6]	2,390,595	2,390,595
Total Repurchase Agreements
(Cost $12,195,126)		12,195,126
Total Investments - 96.4%
(Cost $88,244,747)		$88,230,842
Other Assets & Liabilities, net - 3.6%		3,316,258
Total Net Assets - 100.0%		$91,547,100

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	688	Mar 2020	$81,608,625	$(231,830)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.33	5.00%	Quarterly	12/20/24	$63,112,500	$6,087,989	$4,066,869	$2,021,120
Goldman Sachs International	ICE	CDX.NA.HY.33	5.00%	Quarterly	12/20/24	16,929,000	1,633,014	1,086,209	546,805
							$7,721,003	$5,153,078	$2,567,925

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††,7
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	1.96% (1 Week USD LIBOR + 0.35%)	At Maturity	01/29/20	39,154	$3,442,224	$3,328

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††,7 (continued)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	1.60% (1 Month USD LIBOR - 0.20%)	At Maturity	01/28/20	63,122	$5,549,379	$(2,840)
						$8,991,603	$488

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as credit index swap collateral at December 31, 2019.
[7]	Total return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at variable rate. Rate indicated is the rate effective December 31, 2019.

CDX.NA.HY.33 Index — Credit Default Swap North American High Yield Series 33 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$22,567,333	$—	$—	$22,567,333
Federal Agency Notes	—	29,878,681	—	29,878,681
Federal Agency Discount Notes	—	16,671,564	—	16,671,564
U.S. Treasury Bills	—	6,918,138	—	6,918,138
Repurchase Agreements	—	12,195,126	—	12,195,126
Credit Default Swap Agreements**	—	2,567,925	—	2,567,925
Credit Index Swap Agreements**	—	3,328	—	3,328
Total Assets	$22,567,333	$68,234,762	$—	$90,802,095

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$231,830	$—	$—	$231,830
Credit Index Swap Agreements**	—	2,840	—	2,840
Total Liabilities	$231,830	$2,840	$—	$234,670

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$9,083,393	$–	$–	$–	$(25,628)	$9,057,765	366,118	$201,148
Guggenheim Strategy Fund III	7,280,075	–	–	–	(17,620)	7,262,455	293,670	160,988
Guggenheim Ultra Short Duration Fund — Institutional Class	7,059,670	–	(800,000)	(3,497)	(9,060)	6,247,113	627,851	123,136
	$23,423,138	$–	$(800,000)	$(3,497)	$(52,308)	$22,567,333		$485,272

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 60.4%
Amazon.com, Inc.*	975	$1,801,644
Alphabet, Inc. — Class A*	1,323	1,772,013
Facebook, Inc. — Class A*	6,856	1,407,194
Alibaba Group Holding Ltd. ADR*	3,624	768,650
Netflix, Inc.*	2,098	678,850
Booking Holdings, Inc.*	268	550,400
Uber Technologies, Inc.*	14,054	417,966
eBay, Inc.	8,785	317,226
JD.com, Inc. ADR*	8,694	306,290
Baidu, Inc. ADR*	2,332	294,765
Twitter, Inc.*	9,103	291,751
Snap, Inc. — Class A*	17,491	285,628
VeriSign, Inc.*	1,459	281,120
Match Group, Inc.*,1	3,394	278,681
IAC/InterActiveCorp*	1,066	265,551
Shopify, Inc. — Class A*	637	253,258
Expedia Group, Inc.	2,155	233,042
Okta, Inc.*	1,900	219,203
MercadoLibre, Inc.*	377	215,621
Trip.com Group Ltd. ADR*	6,122	205,332
Pinduoduo, Inc. ADR*	5,372	203,169
Chewy, Inc. — Class A*,1	6,865	199,085
GoDaddy, Inc. — Class A*	2,928	198,870
Pinterest, Inc. — Class A*	9,906	184,648
Zillow Group, Inc. — Class C*,1	3,958	181,831
Spotify Technology S.A.*	1,187	177,516
Wayfair, Inc. — Class A*	1,939	175,227
F5 Networks, Inc.*	1,196	167,021
Weibo Corp. ADR*,1	3,542	164,172
Anaplan, Inc.*	2,946	154,370
Wix.com Ltd.*	1,234	151,017
Momo, Inc. ADR	4,496	150,616
Autohome, Inc. ADR*	1,714	137,137
JOYY, Inc. ADR*	2,573	135,829
Baozun, Inc. ADR*,1	4,080	135,130
Etsy, Inc.*	2,996	132,723
TripAdvisor, Inc.	3,955	120,153
Cargurus, Inc.*	3,212	112,998
Stitch Fix, Inc. — Class A*,1	3,574	91,709
Total Internet		13,817,406
Software - 21.0%
salesforce.com, Inc.*	4,308	700,653
Activision Blizzard, Inc.	6,695	397,817
Electronic Arts, Inc.*	3,062	329,196
Veeva Systems, Inc. — Class A*	1,948	274,006
Akamai Technologies, Inc.*	2,576	222,515
Citrix Systems, Inc.	2,000	221,800
Take-Two Interactive Software, Inc.*	1,798	220,129
DocuSign, Inc.*	2,910	215,660
NetEase, Inc. ADR	696	213,421
Twilio, Inc. — Class A*	2,162	212,481
Coupa Software, Inc.*	1,216	177,840
MongoDB, Inc.*	1,216	160,038
Sea Ltd. ADR*	3,951	158,909
Dropbox, Inc. — Class A*	8,653	154,975
HubSpot, Inc.*	957	151,685
Nutanix, Inc. — Class A*	4,597	143,702
HUYA, Inc. ADR*,1	7,979	143,223
Smartsheet, Inc. — Class A*	3,083	138,488
j2 Global, Inc.	1,341	125,665
Five9, Inc.*	1,755	115,093
New Relic, Inc.*	1,725	113,350
Cornerstone OnDemand, Inc.*	1,900	111,245
Pluralsight, Inc. — Class A*	5,288	91,007
Total Software		4,792,898
Telecommunications - 9.3%
Cisco Systems, Inc.	17,273	828,413
Motorola Solutions, Inc.	1,907	307,294
Arista Networks, Inc.*	1,128	229,435
Juniper Networks, Inc.	6,852	168,765
Ciena Corp.*	3,558	151,891
ViaSat, Inc.*	1,709	125,090
LogMeIn, Inc.	1,394	119,522
Viavi Solutions, Inc.*	7,052	105,780
CommScope Holding Company, Inc.*	6,890	97,769
Total Telecommunications		2,133,959
Commercial Services - 4.4%
PayPal Holdings, Inc.*	6,076	657,241
CoStar Group, Inc.*	461	275,816
2U, Inc.*	2,942	70,579
Total Commercial Services		1,003,636
Diversified Financial Services - 2.1%
TD Ameritrade Holding Corp.	6,145	305,407
E*TRADE Financial Corp.	4,112	186,561
Total Diversified Financial Services		491,968
Banks - 1.2%
Northern Trust Corp.	2,626	278,986
Computers - 0.6%
Lumentum Holdings, Inc.*	1,816	144,008
Food Service - 0.5%
GrubHub, Inc.*	2,498	121,503
Total Common Stocks
(Cost $17,438,202)		22,784,364

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$107,577	107,577
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	34,688	34,688
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	34,688	34,688
Total Repurchase Agreements
(Cost $176,953)		176,953

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	728,181	$728,181
Total Securities Lending Collateral
(Cost $728,181)		728,181
Total Investments - 103.5%

(Cost $18,343,336)		$23,689,498
Other Assets & Liabilities, net - (3.5)%		(808,970)
Total Net Assets - 100.0%		$22,880,528

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,784,364	$—	$—	$22,784,364
Repurchase Agreements	—	176,953	—	176,953
Securities Lending Collateral	728,181	—	—	728,181
Total Assets	$23,512,545	$176,953	$—	$23,689,498

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 105.4%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[2]	$247,987	$247,987
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[2]	79,962	79,962
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[2]	79,962	79,962
Total Repurchase Agreements
(Cost $407,911)		407,911
Total Investments - 105.4%
(Cost $407,911)		$407,911
Other Assets & Liabilities, net - (5.4)%		(21,065)
Total Net Assets - 100.0%		$386,846

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[3]	(1.15)% (1 Week USD LIBOR - 0.45%)	At Maturity	01/28/20	139	$396,985	$3,438
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[3]	(1.50)% (1 Month USD LIBOR - 0.30%)	At Maturity	01/28/20	132	376,256	3,220
						$773,241	$6,658

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[3]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2019.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$407,911	$—	$407,911
Equity Index Swap Agreements**	—	6,658	—	6,658
Total Assets	$—	$414,569	$—	$414,569

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 21.9%
Guggenheim Strategy Fund II1	315,563	$7,807,020
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	368,496	3,666,535
Total Mutual Funds
(Cost $11,471,003)		11,473,555

	Face Amount
FEDERAL AGENCY NOTES†† - 46.0%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$8,000,000	7,995,837
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	6,800,000	6,813,366
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	2,220,000	2,225,273
1.84% (U.S. Prime Rate - 2.91%, Rate Floor: 0.00%) due 01/25/21[2]	1,000,000	1,001,144
Federal Home Loan Bank
1.64% (U.S. Secured Overnight Financing Rate + 0.10%, Rate Floor: 0.00%) due 07/29/20[2]	1,500,000	1,499,787
1.57% (U.S. Secured Overnight Financing Rate + 0.03%, Rate Floor: 0.00%) due 07/17/20[2]	1,200,000	1,199,918
1.76% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	865,000	864,951
2.38% due 03/30/20	600,000	601,148
Freddie Mac
2.10% due 10/17/22	1,000,000	1,000,171
Federal Farm Credit Banks Funding Corp
1.82% (3 Month USD LIBOR - 0.12%, Rate Floor: 0.00%) due 01/27/20[2]	900,000	900,087
Total Federal Agency Notes
(Cost $24,085,011)		24,101,682

FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Federal Home Loan Bank Discount Notes
1.57% due 01/02/20[3]	700,000	699,969
Total Federal Agency Discount Notes
(Cost $699,969)		699,969

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
1.47% due 02/04/20[3,4]	546,000	545,258
Total U.S. Treasury Bills
(Cost $545,226)		545,258

REPURCHASE AGREEMENTS†† - 87.5%
Individual Repurchase Agreements[6]
Barclays Capital, Inc. issued 12/31/19 at 1.15% due 01/02/20 (secured by a U.S. Treasury Bond, at a rate of 2.38% and maturing 11/15/2049 as collateral, with a value of $18,254,302) to be repurchased at $17,897,518	17,896,375	17,896,375
Mizuho Securities USA LLC issued 12/31/19 at 1.25% due 01/02/20 (secured by a U.S. Treasury Bond, at a rate of 2.38% and maturing 11/15/2049 as collateral, with a value of $16,074,425) to be repurchased at $15,760,335	15,759,240	15,759,240
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	7,425,662	7,425,662
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	2,394,376	2,394,376
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	2,394,375	2,394,375
Total Repurchase Agreements
(Cost $45,870,028)		45,870,028
Total Investments - 157.7%
(Cost $82,671,237)		$82,690,492

U.S. Government Securities Sold Short†† - (73.8)%
U.S. Treasury Bonds
2.38% due 11/15/49	38,700,000	(38,700,000)
Total U.S. Government Securities Sold Short
(Proceeds $39,408,332)		(38,700,000)
Other Assets & Liabilities, net - 16.1%		8,422,512
Total Net Assets - 100.0%		$52,413,004

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	91	Mar 2020	$16,539,250	$483,965

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as short security collateral at December 31, 2019.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,473,555	$—	$—	$11,473,555
Federal Agency Notes	—	24,101,682	—	24,101,682
Federal Agency Discount Notes	—	699,969	—	699,969
U.S. Treasury Bills	—	545,258	—	545,258
Repurchase Agreements	—	45,870,028	—	45,870,028
Interest Rate Futures Contracts**	483,965	—	—	483,965
Total Assets	$11,957,520	$71,216,937	$—	$83,174,457

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$38,700,000	$—	$38,700,000

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,028,908	$–	$(2,200,000)	$(4,232)	$(17,656)	$7,807,020	315,563	$196,815
Guggenheim Ultra Short Duration Fund — Institutional Class	4,778,021	3,000,000	(4,100,000)	3,010	(14,496)	3,666,535	368,496	105,815
	$14,806,929	$3,000,000	$(6,300,000)	$(1,222)	$(32,152)	$11,473,555		$302,630

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 45.9%
Guggenheim Strategy Fund II1	15,233	$376,862
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	13,422	133,547
Total Mutual Funds
(Cost $508,930)		510,409

	Face Amount
FEDERAL AGENCY NOTES†† - 40.6%
Federal Farm Credit Bank
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	250,491
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	200,000	199,954
Total Federal Agency Notes
(Cost $450,000)		450,445

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
1.47% due 02/04/20[3,4]	7,000	6,990
Total U.S. Treasury Bills
(Cost $6,990)		6,990

REPURCHASE AGREEMENTS††,5 - 12.7%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	85,783	85,783
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	27,660	27,660
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	27,660	27,660
Total Repurchase Agreements
(Cost $141,103)		141,103
Total Investments - 99.8%
(Cost $1,107,023)		$1,108,947
Other Assets & Liabilities, net - 0.2%		1,857
Total Net Assets - 100.0%		$1,110,804

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	9	Mar 2020	$1,067,555	$3,219

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.33	5.00%	Quarterly	12/20/24	$1,039,500	$(100,273)	$(85,320)	$(14,952)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CDX.NA.HY.33 Index — Credit Default Swap North American High Yield Series 33 Index

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$510,409	$—	$—	$510,409
Federal Agency Notes	—	450,445	—	450,445
U.S. Treasury Bills	—	6,990	—	6,990
Repurchase Agreements	—	141,103	—	141,103
Interest Rate Futures Contracts**	3,219	—	—	3,219
Total Assets	$513,628	$598,538	$—	$1,112,166

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$14,952	$—	$14,952

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$953,049	$300,000	$(875,000)	$68	$(1,255)	$376,862	15,233	$11,716
Guggenheim Ultra Short Duration Fund — Institutional Class	958,824	600,016	(1,425,000)	1,527	(1,820)	133,547	13,422	5,329
	$1,911,873	$900,016	$(2,300,000)	$1,595	$(3,075)	$510,409		$17,045

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 71.0%
Guggenheim Strategy Fund II1	5,209	$128,871
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	10,603	105,503
Total Mutual Funds
(Cost $234,529)		234,374

	Face Amount
REPURCHASE AGREEMENTS††,2 - 31.3%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[3]	$62,777	62,777
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[3]	20,242	20,242
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[3]	20,242	20,242
Total Repurchase Agreements
(Cost $103,261)		103,261
Total Investments - 102.3%
(Cost $337,790)		$337,635
Other Assets & Liabilities, net - (2.3)%		(7,660)
Total Net Assets - 100.0%		$329,975

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P MidCap 400 Index	(1.75%) (1 Month USD LIBOR - 0.05%)	At Maturity	01/28/20	87	$178,765	$373
Goldman Sachs International	S&P MidCap 400 Index	(1.70%) (1 Week USD LIBOR + 0.10%)	At Maturity	01/28/20	46	94,421	198
Barclays Bank plc	S&P MidCap 400 Index	(1.80%) (1 Week USD LIBOR + 0.20%)	At Maturity	01/31/20	28	58,018	(65)
						$331,204	$506

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.

 LIBOR — London Interbank Offered Rate

 plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$234,374	$—	$—	$234,374
Repurchase Agreements	—	103,261	—	103,261
Equity Index Swap Agreements**	—	571	—	571
Total Assets	$234,374	$103,832	$—	$338,206

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$65	$—	$65

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$304,618	$–	$(175,000)	$(383)	$(364)	$128,871	5,209	$6,392
Guggenheim Ultra Short Duration Fund — Institutional Class	306,048	19	(200,000)	(151)	(413)	105,503	10,603	5,570
	$610,666	$19	$(375,000)	$(534)	$(777)	$234,374		$11,962

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 44.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	181,726	$1,808,173
Guggenheim Strategy Fund II1	54,740	1,354,257
Total Mutual Funds
(Cost $3,163,191)		3,162,430

	Face Amount
FEDERAL AGENCY NOTES†† - 38.2%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$1,000,000	999,480
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	750,000	751,474
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	240,000	240,570
Federal Home Loan Bank
1.76% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	700,000	699,961
Total Federal Agency Notes
(Cost $2,689,643)		2,691,485

U.S. TREASURY BILLS†† - 8.1%
U.S. Treasury Bills
1.50% due 01/14/20[3,5]	320,000	319,843
1.54% due 01/14/20[3,5]	250,000	249,878
Total U.S. Treasury Bills
(Cost $569,685)		569,721

REPURCHASE AGREEMENTS††,4 - 58.6%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[5]	2,512,736	2,512,736
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[5]	810,222	810,222
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[5]	810,221	810,221
Total Repurchase Agreements
(Cost $4,133,179)		4,133,179
Total Investments - 149.7%
(Cost $10,555,698)		$10,556,815
Other Assets & Liabilities, net - (49.7)%		(3,503,041)
Total Net Assets - 100.0%		$7,053,774

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(1.85)% (1 Week USD LIBOR + 0.25%)	At Maturity	01/28/20	192	$1,680,902	$8,711
BNP Paribas	NASDAQ-100 Index	(1.95)% (1 Month USD LIBOR + 0.15%)	At Maturity	01/28/20	80	694,807	3,597
Barclays Bank plc	NASDAQ-100 Index	(1.95)% (1 Week USD LIBOR + 0.35%)	At Maturity	01/31/20	544	4,747,220	(12,690)
						$7,122,929	$(382)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,162,430	$—	$—	$3,162,430
Federal Agency Notes	—	2,691,485	—	2,691,485
U.S. Treasury Bills	—	569,721	—	569,721
Repurchase Agreements	—	4,133,179	—	4,133,179
Equity Index Swap Agreements**	—	12,308	—	12,308
Total Assets	$3,162,430	$7,406,693	$—	$10,569,123

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$12,690	$—	$12,690

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,007,586	$–	$(1,650,001)	$(1,673)	$(1,655)	$1,354,257	54,740	$35,602
Guggenheim Ultra Short Duration Fund — Institutional Class	2,311,807	–	(500,000)	501	(4,135)	1,808,173	181,726	35,320
	$5,319,393	$–	$(2,150,001)	$(1,172)	$(5,790)	$3,162,430		$70,922

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 31.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	94,992	$945,172
Guggenheim Strategy Fund II1	34,379	850,545
Total Mutual Funds
(Cost $1,796,333)		1,795,717

	Face Amount
FEDERAL AGENCY NOTES†† - 18.1%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$500,000	499,740
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	120,000	120,285
Federal Home Loan Bank
1.76% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	400,000	399,977
Total Federal Agency Notes
(Cost $1,019,796)		1,020,002

FEDERAL AGENCY DISCOUNT NOTES†† - 7.1%
Federal Home Loan Bank
1.57% due 01/29/20[3]	400,000	399,547
Total Federal Agency Discount Notes
(Cost $399,512)		399,547

U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
1.50% due 01/14/20[3]	160,000	159,922
Total U.S. Treasury Bills
(Cost $159,912)		159,922

REPURCHASE AGREEMENTS††,4 - 38.9%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[5]	1,330,808	1,330,808
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[5]	429,114	429,114
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[5]	429,114	429,114
Total Repurchase Agreements
(Cost $2,189,036)		2,189,036
Total Investments - 98.8%
(Cost $5,564,589)		$5,564,224
Other Assets & Liabilities, net - 1.2%		70,113
Total Net Assets - 100.0%		$5,634,337

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	11	Mar 2020	$918,390	$(10,725)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.55%) (1 Week USD LIBOR - 0.05%)	At Maturity	01/28/20	1,159	$1,934,128	$10,666
BNP Paribas	Russell 2000 Index	(1.40%) (1 Month USD LIBOR - 0.40%)	At Maturity	01/28/20	382	636,907	3,253
Barclays Bank plc	Russell 2000 Index	(1.10%) (1 Week USD LIBOR - 0.50%)	At Maturity	01/31/20	1,279	2,134,381	(5,525)
						$4,705,416	$8,394

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,795,717	$—	$—	$1,795,717
Federal Agency Notes	—	1,020,002	—	1,020,002
Federal Agency Discount Notes	—	399,547	—	399,547
U.S. Treasury Bills	—	159,922	—	159,922
Repurchase Agreements	—	2,189,036	—	2,189,036
Equity Index Swap Agreements**	—	13,919	—	13,919
Total Assets	$1,795,717	$3,782,426	$—	$5,578,143

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$10,725	$—	$—	$10,725
Equity Index Swap Agreements**	—	5,525	—	5,525
Total Liabilities	$10,725	$5,525	$—	$16,250

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,252,629	$–	$(400,000)	$(11)	$(2,073)	$850,545	34,379	$20,827
Guggenheim Ultra Short Duration Fund — Institutional Class	1,347,072	–	(400,000)	(493)	(1,407)	945,172	94,992	19,902
	$2,599,701	$–	$(800,000)	$(504)	$(3,480)	$1,795,717		$40,729

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 24.9%
Guggenheim Strategy Fund II1	282,633	$6,992,343
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	445,810	4,435,808
Total Mutual Funds
(Cost $11,430,893)		11,428,151

	Face Amount
FEDERAL AGENCY NOTES†† - 60.0%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$8,000,000	7,995,837
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	5,000,000	4,998,857
1.70% (3 Month USD LIBOR - 0.21%, Rate Floor: 0.00%) due 08/10/20[2]	5,000,000	4,995,981
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	4,500,000	4,508,845
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	3,040,000	3,047,221
Freddie Mac
2.10% due 10/17/22	2,000,000	2,000,341
Total Federal Agency Notes
(Cost $27,539,415)		27,547,082

U.S. TREASURY BILLS†† - 7.0%
U.S. Treasury Bills
1.50% due 01/14/20[3,5]	3,220,000	3,218,425
1.47% due 02/04/20[3,4]	26,000	25,962
Total U.S. Treasury Bills
(Cost $3,244,190)		3,244,387

REPURCHASE AGREEMENTS††,5 - 7.7%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[6]	2,135,786	2,135,786
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[6]	688,676	688,676
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[6]	688,676	688,676
Total Repurchase Agreements
(Cost $3,513,138)		3,513,138
Total Investments - 99.6%
(Cost $45,727,636)		$45,732,758
Other Assets & Liabilities, net - 0.4%		165,890
Total Net Assets - 100.0%		$45,898,648

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Mar 2020	$161,475	$(327)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(1.85)% (1 Month USD LIBOR + 0.05%)	At Maturity	01/28/20	3,865	$12,485,542	$35,284
Goldman Sachs International	S&P 500 Index	(1.95)% (1 Week USD LIBOR + 0.35%)	At Maturity	01/28/20	1,745	5,638,899	11,360
Barclays Bank plc	S&P 500 Index	(1.90)% (1 Week USD LIBOR + 0.30%)	At Maturity	01/31/20	8,520	27,527,192	(80,857)
						$45,651,633	$(34,213)

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,428,151	$—	$—	$11,428,151
Federal Agency Notes	—	27,547,082	—	27,547,082
U.S. Treasury Bills	—	3,244,387	—	3,244,387
Repurchase Agreements	—	3,513,138	—	3,513,138
Equity Index Swap Agreements**	—	46,644	—	46,644
Total Assets	$11,428,151	$34,351,251	$—	$45,779,402

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$327	$—	$—	$327
Equity Index Swap Agreements**	—	80,857	—	80,857
Total Liabilities	$327	$80,857	$—	$81,184

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,512,127	$–	$(500,000)	$202	$(19,986)	$6,992,343	282,633	$159,026
Guggenheim Ultra Short Duration Fund — Institutional Class	5,195,477	–	(750,000)	2,888	(12,557)	4,435,808	445,810	96,174
	$12,707,604	$–	$(1,250,000)	$3,090	$(32,543)	$11,428,151		$255,200

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 43.7%
Guggenheim Strategy Fund II1	22,247	$550,380
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	39,601	394,033
Total Mutual Funds
(Cost $949,261)		944,413

	Face Amount
FEDERAL AGENCY NOTES†† - 9.3%
Federal Farm Credit Bank
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$100,000	100,197
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	100,000	99,977
Total Federal Agency Notes
(Cost $200,000)		200,174

U.S. TREASURY BILLS†† - 8.4%
U.S. Treasury Bills
1.47% due 02/04/20[3,4]	183,000	182,737
Total U.S. Treasury Bills
(Cost $182,741)		182,737

REPURCHASE AGREEMENTS††,5 - 34.4%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	451,596	451,596
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	145,616	145,616
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	145,616	145,616
Total Repurchase Agreements
(Cost $742,828)		742,828
Total Investments - 95.8%
(Cost $2,074,830)		$2,070,152
Other Assets & Liabilities, net - 4.2%		91,087
Total Net Assets - 100.0%		$2,161,239

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	37	Mar 2020	$4,342,875	$19,150
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	37	Mar 2020	4,273,038	(11,367)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$944,413	$—	$—	$944,413
Federal Agency Notes	—	200,174	—	200,174
U.S. Treasury Bills	—	182,737	—	182,737
Repurchase Agreements	—	742,828	—	742,828
Equity Futures Contracts**	19,150	—	—	19,150
Total Assets	$963,563	$1,125,739	$—	$2,089,302

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$11,367	$—	$—	$11,367

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$551,937	$–	$–	$–	$(1,557)	$550,380	22,247	$12,222
Guggenheim Ultra Short Duration Fund — Institutional Class	544,826	–	(150,000)	(374)	(419)	394,033	39,601	8,428
	$1,096,763	$–	$(150,000)	$(374)	$(1,976)	$944,413		$20,650

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Media - 23.9%
Walt Disney Co.	5,653	$817,593
Comcast Corp. — Class A	16,342	734,900
Charter Communications, Inc. — Class A*	1,146	555,902
ViacomCBS, Inc. — Class B	6,118	256,772
Liberty Broadband Corp. — Class C*	1,937	243,578
Fox Corp. — Class A	6,548	242,734
Discovery, Inc. — Class A*,1	7,260	237,692
DISH Network Corp. — Class A*	6,133	217,538
Altice USA, Inc. — Class A*	7,720	211,065
Liberty Global plc — Class C*	8,441	183,972
News Corp. — Class A	10,551	149,191
Nexstar Media Group, Inc. — Class A	993	116,429
New York Times Co. — Class A	3,605	115,973
World Wrestling Entertainment, Inc. — Class A	1,766	114,560
TEGNA, Inc.	5,781	96,485
Sinclair Broadcast Group, Inc. — Class A	2,665	88,851
AMC Networks, Inc. — Class A*	1,906	75,287
Total Media		4,458,522
Retail - 18.0%
McDonald's Corp.	3,134	619,310
Starbucks Corp.	5,859	515,123
Yum! Brands, Inc.	2,785	280,533
Chipotle Mexican Grill, Inc. — Class A*	292	244,436
Darden Restaurants, Inc.	1,762	192,076
Domino's Pizza, Inc.	594	174,505
Restaurant Brands International, Inc.	2,695	171,860
Yum China Holdings, Inc.	3,396	163,042
Dunkin' Brands Group, Inc.	1,711	129,249
Wendy's Co.	5,176	114,959
Texas Roadhouse, Inc. — Class A	1,810	101,939
Cracker Barrel Old Country Store, Inc.[1]	631	97,010
Wingstop, Inc.	945	81,487
Shake Shack, Inc. — Class A*	1,238	73,748
Papa John's International, Inc.	1,151	72,686
Bloomin' Brands, Inc.	3,190	70,403
Jack in the Box, Inc.	890	69,447
Cheesecake Factory, Inc.[1]	1,722	66,917
Brinker International, Inc.	1,527	64,134
Dave & Buster's Entertainment, Inc.	1,424	57,202
Total Retail		3,360,066
Lodging - 13.8%
Las Vegas Sands Corp.	5,353	369,571
Marriott International, Inc. — Class A	2,371	359,041
Hilton Worldwide Holdings, Inc.	2,561	284,040
MGM Resorts International	6,331	210,632
Wynn Resorts Ltd.	1,404	194,973
Caesars Entertainment Corp.*	11,403	155,081
Hyatt Hotels Corp. — Class A	1,724	154,660
Huazhu Group Ltd. ADR	3,835	153,668
Melco Resorts & Entertainment Ltd. ADR	6,333	153,069
Wyndham Hotels & Resorts, Inc.	1,999	125,557
Choice Hotels International, Inc.	1,188	122,875
Wyndham Destinations, Inc.	2,148	111,030
Boyd Gaming Corp.	3,039	90,988
Hilton Grand Vacations, Inc.*	2,520	86,663
Total Lodging		2,571,848
Software - 8.1%
Activision Blizzard, Inc.	5,794	344,280
Electronic Arts, Inc.*	2,651	285,009
NetEase, Inc. ADR	710	217,714
Take-Two Interactive Software, Inc.*	1,556	190,501
Sea Ltd. ADR*	4,216	169,568
HUYA, Inc. ADR*,1	8,662	155,483
Bilibili, Inc. ADR*	8,068	150,226
Total Software		1,512,781
Leisure Time - 7.2%
Carnival Corp.	6,113	310,724
Royal Caribbean Cruises Ltd.	2,075	277,033
Norwegian Cruise Line Holdings Ltd.*	3,140	183,407
Planet Fitness, Inc. — Class A*	1,784	133,229
Polaris, Inc.	1,271	129,261
Harley-Davidson, Inc.	3,289	122,318
Brunswick Corp.	1,854	111,203
Callaway Golf Co.	3,410	72,292
Total Leisure Time		1,339,467
Beverages - 6.6%
Constellation Brands, Inc. — Class A	1,624	308,154
Brown-Forman Corp. — Class B	4,282	289,463
Luckin Coffee, Inc. ADR*,1	4,744	186,724
Molson Coors Beverage Co. — Class B	3,250	175,175
Anheuser-Busch InBev S.A. ADR[1]	2,016	165,393
Boston Beer Company, Inc. — Class A*	291	109,954
Total Beverages		1,234,863
Entertainment - 6.6%
Live Nation Entertainment, Inc.*	2,693	192,469
Vail Resorts, Inc.	659	158,048
Churchill Downs, Inc.	868	119,090
Marriott Vacations Worldwide Corp.	918	118,202
Eldorado Resorts, Inc.*	1,854	110,572
Cinemark Holdings, Inc.	2,945	99,688
Six Flags Entertainment Corp.	2,187	98,655
International Game Technology plc	5,943	88,967
Penn National Gaming, Inc.*	3,425	87,543
Scientific Games Corp. — Class A*	2,982	79,858
SeaWorld Entertainment, Inc.*	2,476	78,514
Total Entertainment		1,231,606
Agriculture - 6.5%
Philip Morris International, Inc.	6,832	581,335

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Agriculture - 6.5% (continued)
Altria Group, Inc.	9,812	$489,717
British American Tobacco plc ADR	3,489	148,143
Total Agriculture		1,219,195
Internet - 6.2%
Netflix, Inc.*	1,816	587,603
Roku, Inc.*	1,472	197,101
Spotify Technology S.A.*	1,240	185,442
iQIYI, Inc. ADR*,1	8,300	175,213
Total Internet		1,145,359
Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	1,834	193,689
Mattel, Inc.*,1	8,300	112,465
Total Toys, Games & Hobbies		306,154
Food Service - 0.9%
Aramark	3,843	166,786
Total Common Stocks
(Cost $15,784,487)		18,546,647

RIGHTS††† - 0.0%
Media– 0.0% Nexstar Media Group, Inc.*,2	8,160	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.4%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$47,763	47,763
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	15,401	15,401
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	15,401	15,401
Total Repurchase Agreements
(Cost $78,565)		78,565

	Shares
SECURITIES LENDING COLLATERAL†,4 - 4.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[5]	792,156	792,156
Total Securities Lending Collateral
(Cost $792,156)		792,156
Total Investments - 104.1%
(Cost $16,655,208)		$19,417,368
Other Assets & Liabilities, net - (4.1)%		(758,786)
Total Net Assets - 100.0%		$18,658,582

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$18,546,647	$—	$—		$18,546,647
Rights	—	—	—	*	—
Repurchase Agreements	—	78,565	—		78,565
Securities Lending Collateral	792,156	—	—		792,156
Total Assets	$19,338,803	$78,565	$—		$19,417,368

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 101.1%
Consumer, Non-cyclical - 31.3%
Archer-Daniels-Midland Co.	4,671	$216,501
Kimberly-Clark Corp.	1,551	213,340
Merck & Company, Inc.[1]	2,308	209,913
Pfizer, Inc.[1]	5,310	208,046
Eli Lilly & Co.[1]	1,571	206,476
Amgen, Inc.	833	200,811
McKesson Corp.[1]	1,390	192,265
Johnson & Johnson[1]	1,317	192,111
CVS Health Corp.[1]	2,429	180,450
Gilead Sciences, Inc.[1]	2,763	179,540
Ingredion, Inc.[1]	1,768	164,336
JM Smucker Co.	1,558	162,235
Molson Coors Beverage Co. — Class B1	2,981	160,676
Kellogg Co.	2,317	160,244
Procter & Gamble Co.[1]	1,263	157,749
General Mills, Inc.	2,927	156,770
Sysco Corp.[1]	1,824	156,025
Darling Ingredients, Inc.*	5,273	148,066
Hormel Foods Corp.	3,237	146,021
Medtronic plc	1,231	139,657
Post Holdings, Inc.*	1,271	138,666
Abbott Laboratories	1,430	124,210
Baxter International, Inc.	1,313	109,793
Philip Morris International, Inc.[1]	1,271	108,149
Hologic, Inc.*,1	2,059	107,500
Zimmer Biomet Holdings, Inc.[1]	718	107,470
Campbell Soup Co.	2,150	106,253
Jazz Pharmaceuticals plc*	702	104,794
Becton Dickinson and Co.	371	100,901
Thermo Fisher Scientific, Inc.[1]	297	96,487
Cardinal Health, Inc.[1]	1,848	93,472
Alexion Pharmaceuticals, Inc.*	720	77,868
Clorox Co.	503	77,231
PepsiCo, Inc.[1]	530	72,435
Integer Holdings Corp.*	897	72,146
Herbalife Nutrition Ltd.*	1,500	71,505
B&G Foods, Inc.[2]	3,733	66,933
H&R Block, Inc.	2,747	64,499
United Therapeutics Corp.*	719	63,330
Mondelez International, Inc. — Class A	1,133	62,406
Innoviva, Inc.*	4,377	61,978
STERIS plc	403	61,425
TrueBlue, Inc.*	2,526	60,776
Molina Healthcare, Inc.*	447	60,653
TreeHouse Foods, Inc.*	1,183	57,375
Cal-Maine Foods, Inc.	1,244	53,181
John B Sanfilippo & Son, Inc.	569	51,938
Macquarie Infrastructure Corp.	1,124	48,152
UnitedHealth Group, Inc.	159	46,743
Coca-Cola Co.	776	42,951
Regeneron Pharmaceuticals, Inc.*	114	42,805
Biogen, Inc.*,1	143	42,432
Hershey Co.	277	40,713
Altria Group, Inc.	727	36,284
Cigna Corp.	177	36,195
Anthem, Inc.	119	35,942
Tyson Foods, Inc. — Class A	303	27,585
AbbVie, Inc.	311	27,536
Kraft Heinz Co.	811	26,057
Total Consumer, Non-cyclical		6,238,001
Industrial - 15.5%
Norfolk Southern Corp.[1]	993	192,771
Lincoln Electric Holdings, Inc.	1,630	157,670
Crane Co.	1,796	155,139
CSX Corp.[1]	2,059	148,989
Caterpillar, Inc.[1]	918	135,570
CH Robinson Worldwide, Inc.	1,679	131,298
Gentex Corp.	4,304	124,730
Werner Enterprises, Inc.	3,243	118,013
Landstar System, Inc.	996	113,414
FedEx Corp.[1]	741	112,047
Kansas City Southern[1]	709	108,590
Regal Beloit Corp.	1,239	106,071
Textron, Inc.[1]	2,211	98,611
Honeywell International, Inc.	542	95,934
J.B. Hunt Transport Services, Inc.	812	94,825
Union Pacific Corp.[1]	520	94,011
Kennametal, Inc.	2,534	93,479
Schneider National, Inc. — Class B	3,954	86,276
Agilent Technologies, Inc.	891	76,011
Heartland Express, Inc.	3,475	73,149
Waters Corp.*,1	312	72,899
Sturm Ruger & Company, Inc.	1,525	71,721
Marten Transport Ltd.	3,291	70,724
Garmin Ltd.	706	68,877
Knight-Swift Transportation Holdings, Inc.	1,892	67,809
Oshkosh Corp.	709	67,107
Echo Global Logistics, Inc.*	3,211	66,468
Mettler-Toledo International, Inc.*	79	62,669
Old Dominion Freight Line, Inc.	274	52,000
Emerson Electric Co.	653	49,798
Vishay Intertechnology, Inc.	2,124	45,220
3M Co.	237	41,811
MDU Resources Group, Inc.	1,392	41,356
Total Industrial		3,095,057
Consumer, Cyclical - 14.9%
Lear Corp.[1]	1,006	138,023
Southwest Airlines Co.[1]	2,422	130,740
World Fuel Services Corp.	2,956	128,349
Carnival Corp.	2,348	119,349
Las Vegas Sands Corp.	1,644	113,502
Whirlpool Corp.	738	108,877
Cracker Barrel Old Country Store, Inc.[2]	704	108,233
Autoliv, Inc.	1,255	105,935
Allison Transmission Holdings, Inc.[1]	2,160	104,371
BorgWarner, Inc.	2,405	104,329
Gentherm, Inc.*	2,350	104,317
Extended Stay America, Inc.	6,962	103,455
Brunswick Corp.	1,699	101,906

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 101.1% (continued)
Consumer, Cyclical - 14.9% (continued)
Delta Air Lines, Inc.	1,705	$99,708
Cummins, Inc.[1]	506	90,554
Aptiv plc	951	90,316
Wyndham Destinations, Inc.	1,738	89,837
AutoZone, Inc.*	67	79,818
Toll Brothers, Inc.	1,943	76,768
Starbucks Corp.	867	76,227
Polaris, Inc.	740	75,258
Norwegian Cruise Line Holdings Ltd.*	1,222	71,377
Royal Caribbean Cruises Ltd.	501	66,888
General Motors Co.	1,738	63,611
PulteGroup, Inc.	1,637	63,515
United Airlines Holdings, Inc.*,1	675	59,461
SkyWest, Inc.	892	57,650
Lennar Corp. — Class A	1,001	55,846
Goodyear Tire & Rubber Co.	3,530	54,909
DR Horton, Inc.	961	50,693
Allegiant Travel Co. — Class A	260	45,251
NIKE, Inc. — Class B	443	44,880
JetBlue Airways Corp.*,1	2,188	40,959
Home Depot, Inc.	187	40,837
Walmart, Inc.	336	39,930
Mohawk Industries, Inc.*	275	37,505
Costco Wholesale Corp.	111	32,625
Total Consumer, Cyclical		2,975,809
Utilities - 11.2%
AES Corp.	9,033	179,757
PPL Corp.[1]	4,907	176,063
Exelon Corp.	3,794	172,968
FirstEnergy Corp.[1]	3,537	171,898
Evergy, Inc.	2,572	167,412
NRG Energy, Inc.	4,027	160,073
Portland General Electric Co.	2,669	148,904
Pinnacle West Capital Corp.[1]	1,622	145,866
Ameren Corp.	1,744	133,939
National Fuel Gas Co.[1]	2,845	132,406
Vistra Energy Corp.	5,666	130,261
Avangrid, Inc.	2,518	128,821
Public Service Enterprise Group, Inc.	1,831	108,121
Southern Co.[1]	1,601	101,984
Entergy Corp.	569	68,166
NiSource, Inc.	2,107	58,659
Avista Corp.	861	41,406
Total Utilities		2,226,704
Communications - 9.7%
Verizon Communications, Inc.[1]	4,065	249,591
AT&T, Inc.[1]	5,644	220,567
Omnicom Group, Inc.[1]	2,632	213,245
Alphabet, Inc. — Class C*	138	184,509
Discovery, Inc. — Class A*,1,2	3,562	116,620
eBay, Inc.	3,171	114,505
Booking Holdings, Inc.*	53	108,848
AMC Networks, Inc. — Class A*	2,534	100,093
Amazon.com, Inc.*	54	99,783
News Corp. — Class A	6,971	98,570
Facebook, Inc. — Class A*,1	410	84,152
Yelp, Inc. — Class A*	2,041	71,088
TEGNA, Inc.	3,645	60,835
Juniper Networks, Inc.	2,170	53,447
Scholastic Corp.	1,188	45,679
Cisco Systems, Inc.	836	40,095
Comcast Corp. — Class A	747	33,592
Walt Disney Co.	227	32,831
Total Communications		1,928,050
Financial - 7.9%
Equity Commonwealth REIT[1]	5,902	193,763
Weingarten Realty Investors REIT	5,460	170,570
Lexington Realty Trust REIT	15,575	165,407
JPMorgan Chase & Co.	830	115,702
Apartment Investment & Management Co. — Class A REIT[1]	2,188	113,010
Brixmor Property Group, Inc. REIT	4,819	104,139
Berkshire Hathaway, Inc. — Class B*	368	83,352
Summit Hotel Properties, Inc. REIT	6,557	80,913
Deluxe Corp.	1,210	60,403
Bank of America Corp.	1,647	58,007
Janus Henderson Group plc	2,288	55,942
Wells Fargo & Co.	887	47,721
Sunstone Hotel Investors, Inc. REIT	3,234	45,017
Visa, Inc. — Class A	225	42,277
M&T Bank Corp.	248	42,098
Comerica, Inc.	578	41,472
Travelers Companies, Inc.	302	41,359
U.S. Bancorp	691	40,969
Hartford Financial Services Group, Inc.[1]	658	39,986
Franklin Resources, Inc.	1,508	39,178
Total Financial		1,581,285
Energy - 6.1%
Exxon Mobil Corp.[1]	3,628	253,162
Chevron Corp.	1,552	187,031
Valero Energy Corp.[1]	1,086	101,704
Devon Energy Corp.	3,573	92,791
Kinder Morgan, Inc.[1]	4,239	89,739
ConocoPhillips	1,272	82,718
Phillips 66[1]	718	79,992
HollyFrontier Corp.[1]	1,574	79,818
CVR Energy, Inc.	1,678	67,842
Delek US Holdings, Inc.	2,016	67,596
ONEOK, Inc.	670	50,699
EOG Resources, Inc.	372	31,159
Pioneer Natural Resources Co.	202	30,577
Total Energy		1,214,828
Technology - 4.2%
Microsoft Corp.[1]	1,191	187,821
Apple, Inc.	607	178,245
Activision Blizzard, Inc.	1,332	79,147
Oracle Corp.[1]	1,201	63,629
Skyworks Solutions, Inc.	400	48,352
Texas Instruments, Inc.	342	43,875
Teradata Corp.*	1,606	42,993
Intel Corp.[1]	703	42,074

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 101.1% (continued)
Technology - 4.2% (continued)
International Business Machines Corp.	301	$40,346
QUALCOMM, Inc.	447	39,439
Micron Technology, Inc.*	729	39,206
Cognizant Technology Solutions Corp. — Class A	540	33,491
Total Technology		838,618
Basic Materials - 0.3%
Domtar Corp.	1,237	47,303
Total Common Stocks
(Cost $18,108,504)		20,145,655

MONEY MARKET FUND† - 1.9%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio — Institutional Class 1.47%[3]	382,647	382,647
Total Money Market Fund
(Cost $382,647)		382,647

SECURITIES LENDING COLLATERAL†,4 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[3]	163,777	163,777
Total Securities Lending Collateral
(Cost $163,777)		163,777
Total Investments - 103.8%
(Cost $18,654,928)		$20,692,079
Other Assets & Liabilities, net - (3.8)%		(757,455)
Total Net Assets - 100.0%		$19,934,624

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Goldman Sachs International	GS Equity Custom Basket	2.00% (Fed Funds Rate + 0.45%)	At Maturity	05/06/24	$4,770,319	$328,272

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	1.95% (Fed Funds Rate + 0.40%)	At Maturity	03/27/24	4,777,000	325,390
					$9,547,319	$653,662

OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(1.25)% (Fed Funds Rate - 0.30%)	At Maturity	03/27/24	$8,922,400	$(656,826)
Goldman Sachs International	GS Equity Custom Basket	(1.35)% (Fed Funds Rate - 0.20%)	At Maturity	05/06/24	8,495,601	(515,916)
					$17,418,001	$(1,172,742)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
AES Corp.	2,125	0.89%	$7,908
PPL Corp.	1,154	0.87%	6,094
FirstEnergy Corp.	832	0.85%	4,393
Southern Co.	376	0.50%	2,632
Avangrid, Inc.	592	0.63%	1,367
NRG Energy, Inc.	947	0.79%	1,077
Portland General Electric Co.	628	0.73%	918
NiSource, Inc.	495	0.29%	719
Ameren Corp.	410	0.66%	470
Avista Corp.	202	0.20%	347
Entergy Corp.	133	0.33%	298
Evergy, Inc.	605	0.83%	(34)
Public Service Enterprise Group, Inc.	430	0.53%	(678)
Exelon Corp.	892	0.85%	(1,231)
Pinnacle West Capital Corp.	381	0.72%	(1,906)
Vistra Energy Corp.	1,214	0.59%	(3,178)
National Fuel Gas Co.	669	0.65%	(3,603)
Total Utilities			15,593
Consumer, Non-cyclical
CVS Health Corp.	571	0.89%	11,079
Darling Ingredients, Inc.	1,240	0.73%	9,997
Eli Lilly & Co.	369	1.02%	8,678
Amgen, Inc.	196	0.99%	8,148
Ingredion, Inc.	416	0.81%	5,204
Zimmer Biomet Holdings, Inc.	169	0.53%	4,935
Sysco Corp.	429	0.77%	4,887
Archer-Daniels-Midland Co.	1,099	1.07%	4,502
Merck & Company, Inc.	543	1.04%	4,311
Kellogg Co.	545	0.79%	4,150
Medtronic plc	289	0.69%	3,948
Jazz Pharmaceuticals plc	165	0.52%	3,189
Becton Dickinson and Co.	87	0.50%	3,041
Johnson & Johnson	310	0.95%	2,677
Campbell Soup Co.	506	0.52%	2,565
Thermo Fisher Scientific, Inc.	70	0.48%	2,547
Molina Healthcare, Inc.	105	0.30%	2,299
Biogen, Inc.	33	0.21%	2,232
Hormel Foods Corp.	761	0.72%	2,146
Hologic, Inc.	484	0.53%	2,115
Procter & Gamble Co.	297	0.78%	2,061
Philip Morris International, Inc.	299	0.53%	2,000
Anthem, Inc.	28	0.18%	1,791
Abbott Laboratories	336	0.61%	1,715
McKesson Corp.	318	0.92%	1,686
TrueBlue, Inc.	594	0.30%	1,632
Cardinal Health, Inc.	770	0.82%	1,618
Baxter International, Inc.	308	0.54%	1,609
Herbalife Nutrition Ltd.	353	0.35%	1,506
Post Holdings, Inc.	299	0.68%	1,477
UnitedHealth Group, Inc.	37	0.23%	1,408
Kimberly-Clark Corp.	365	1.05%	1,328
Macquarie Infrastructure Corp.	264	0.24%	1,019
Regeneron Pharmaceuticals, Inc.	26	0.20%	924
Clorox Co.	118	0.38%	811
Integer Holdings Corp.	211	0.36%	748
Alexion Pharmaceuticals, Inc.	169	0.38%	709
General Mills, Inc.	688	0.77%	685
Coca-Cola Co.	182	0.21%	635
Innoviva, Inc.	1,029	0.31%	620
Cigna Corp.	41	0.18%	584
Cal-Maine Foods, Inc.	292	0.26%	560
Altria Group, Inc.	171	0.18%	544
STERIS plc	94	0.30%	535
PepsiCo, Inc.	124	0.36%	430
Molson Coors Beverage Co. — Class B	701	0.79%	347
Kraft Heinz Co.	190	0.13%	257
Mondelez International, Inc. — Class A	266	0.31%	230
AbbVie, Inc.	73	0.14%	81
Tyson Foods, Inc. — Class A	71	0.14%	61
TreeHouse Foods, Inc.	278	0.28%	(205)
United Therapeutics Corp.	169	0.31%	(310)
Gilead Sciences, Inc.	650	0.89%	(512)
Hershey Co.	65	0.20%	(546)
John B Sanfilippo & Son, Inc.	134	0.26%	(795)
B&G Foods, Inc.	878	0.33%	(2,181)
JM Smucker Co.	366	0.80%	(2,402)
Pfizer, Inc.	1,249	1.03%	(2,847)
H&R Block, Inc.	646	0.32%	(3,041)
Total Consumer, Non-cyclical			109,422
Consumer, Cyclical
World Fuel Services Corp.	643	0.59%	6,592
Carnival Corp.	552	0.59%	4,493
Las Vegas Sands Corp.	386	0.56%	4,175
Norwegian Cruise Line Holdings Ltd.	287	0.35%	2,835
Aptiv plc	274	0.55%	2,668
Lear Corp.	236	0.68%	2,594
BorgWarner, Inc.	676	0.61%	2,437
Autoliv, Inc.	295	0.52%	2,422
Wyndham Destinations, Inc.	409	0.44%	2,296
Royal Caribbean Cruises Ltd.	117	0.33%	2,176
Allison Transmission Holdings, Inc.	508	0.51%	2,153
AutoZone, Inc.	15	0.37%	2,125
Gentherm, Inc.	553	0.51%	1,846
Southwest Airlines Co.	570	0.65%	1,845
DR Horton, Inc.	226	0.25%	1,487
Toll Brothers, Inc.	457	0.38%	1,237
PulteGroup, Inc.	385	0.31%	1,005
Delta Air Lines, Inc.	401	0.49%	998
NIKE, Inc. — Class B	104	0.22%	963
Cummins, Inc.	119	0.45%	821
Walmart, Inc.	79	0.20%	798
Home Depot, Inc.	44	0.20%	755
SkyWest, Inc.	209	0.28%	507
Brunswick Corp.	399	0.50%	466

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Extended Stay America, Inc.	1,638	0.51%	$416
Allegiant Travel Co. — Class A	61	0.22%	312
United Airlines Holdings, Inc.	158	0.29%	141
Starbucks Corp.	204	0.38%	135
Polaris, Inc.	174	0.37%	59
JetBlue Airways Corp.	515	0.20%	(191)
Costco Wholesale Corp.	26	0.16%	(256)
Mohawk Industries, Inc.	64	0.18%	(457)
Lennar Corp. — Class A	235	0.27%	(678)
Goodyear Tire & Rubber Co.	830	0.27%	(700)
Whirlpool Corp.	173	0.54%	(732)
Cracker Barrel Old Country Store, Inc.	165	0.53%	(1,017)
General Motors Co.	409	0.31%	(1,083)
Total Consumer, Cyclical			45,643
Industrial
Kansas City Southern	166	0.53%	5,551
Lincoln Electric Holdings, Inc.	383	0.78%	5,072
Caterpillar, Inc.	216	0.67%	4,437
Regal Beloit Corp.	291	0.52%	4,334
Crane Co.	422	0.76%	3,958
Werner Enterprises, Inc.	763	0.58%	3,709
Schneider National, Inc. — Class B	930	0.43%	3,590
Agilent Technologies, Inc.	209	0.37%	3,145
Old Dominion Freight Line, Inc.	64	0.25%	3,139
Union Pacific Corp.	122	0.46%	2,979
Landstar System, Inc.	234	0.56%	2,852
Oshkosh Corp.	166	0.33%	2,727
Vishay Intertechnology, Inc.	499	0.22%	2,715
Kennametal, Inc.	596	0.46%	2,496
Marten Transport Ltd.	774	0.35%	2,368
Gentex Corp.	1,012	0.61%	2,215
Garmin Ltd.	166	0.34%	2,202
Mettler-Toledo International, Inc.	18	0.30%	2,130
Knight-Swift Transportation Holdings, Inc.	445	0.33%	2,127
Honeywell International, Inc.	127	0.47%	2,000
Emerson Electric Co.	153	0.24%	1,841
Waters Corp.	73	0.36%	1,817
Heartland Express, Inc.	817	0.36%	1,727
Norfolk Southern Corp.	233	0.95%	1,406
Sturm Ruger & Company, Inc.	358	0.35%	689
3M Co.	55	0.20%	291
MDU Resources Group, Inc.	327	0.20%	204
J.B. Hunt Transport Services, Inc.	191	0.47%	77
Echo Global Logistics, Inc.	755	0.33%	57
CH Robinson Worldwide, Inc.	395	0.65%	(1,155)
Textron, Inc.	520	0.49%	(1,462)
FedEx Corp.	264	0.84%	(1,637)
CSX Corp.	484	0.73%	(2,015)
Total Industrial			65,586
Communications
Alphabet, Inc. — Class C	32	0.90%	5,923
AT&T, Inc.	1,328	1.09%	5,227
Verizon Communications, Inc.	956	1.23%	3,985
News Corp. — Class A	1,640	0.49%	2,998
Discovery, Inc. — Class A	838	0.58%	2,851
Facebook, Inc. — Class A	96	0.41%	2,452
Amazon.com, Inc.	12	0.46%	1,582
Scholastic Corp.	279	0.22%	1,512
TEGNA, Inc.	857	0.30%	1,471
Omnicom Group, Inc.	619	1.05%	1,406
Booking Holdings, Inc.	12	0.52%	1,268
Juniper Networks, Inc.	510	0.26%	545
Yelp, Inc. — Class A	480	0.35%	264
Comcast Corp. — Class A	175	0.16%	(63)
Walt Disney Co.	53	0.16%	(161)
AMC Networks, Inc. — Class A	596	0.49%	(189)
Cisco Systems, Inc.	196	0.20%	(1,171)
eBay, Inc.	746	0.56%	(1,340)
Total Communications			28,560
Energy
Phillips 66	169	0.39%	4,511
HollyFrontier Corp.	370	0.39%	3,770
Devon Energy Corp.	840	0.46%	3,502
Valero Energy Corp.	255	0.50%	3,430
ConocoPhillips	299	0.41%	3,085
EOG Resources, Inc.	87	0.15%	969
ONEOK, Inc.	157	0.25%	872
Pioneer Natural Resources Co.	47	0.15%	850
Kinder Morgan, Inc.	997	0.44%	409
Chevron Corp.	365	0.92%	(333)
Delek US Holdings, Inc.	474	0.33%	(1,036)
CVR Energy, Inc.	394	0.33%	(2,460)
Exxon Mobil Corp.	853	1.25%	(2,698)
Total Energy			14,871
Financial
JPMorgan Chase & Co.	195	0.57%	5,601
Weingarten Realty Investors	1,284	0.84%	3,099
Bank of America Corp.	387	0.29%	2,664
Deluxe Corp.	284	0.30%	2,371
Janus Henderson Group plc	538	0.28%	1,770
Brixmor Property Group, Inc.	1,133	0.51%	1,729
Berkshire Hathaway, Inc. — Class B	86	0.41%	1,648
Wells Fargo & Co.	208	0.23%	1,003
Summit Hotel Properties, Inc.	1,542	0.40%	994
Hartford Financial Services Group, Inc.	155	0.20%	915
Lexington Realty Trust	3,664	0.82%	825
Visa, Inc. — Class A	53	0.21%	452
M&T Bank Corp.	58	0.21%	415
Comerica, Inc.	136	0.20%	315

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Apartment Investment & Management Co. — Class A	514	0.56%	$267
U.S. Bancorp	162	0.20%	118
Sunstone Hotel Investors, Inc.	761	0.22%	(18)
Travelers Companies, Inc.	71	0.20%	(249)
Franklin Resources, Inc.	636	0.35%	(699)
Equity Commonwealth	1,388	0.96%	(986)
Total Financial			22,234
Technology
Apple, Inc.	142	0.87%	9,880
Microsoft Corp.	280	0.93%	6,941
Skyworks Solutions, Inc.	94	0.24%	4,410
Intel Corp.	165	0.21%	2,145
Activision Blizzard, Inc.	313	0.39%	1,821
QUALCOMM, Inc.	105	0.19%	1,318
Micron Technology, Inc.	171	0.19%	1,206
Texas Instruments, Inc.	80	0.22%	(38)
Cognizant Technology Solutions Corp. — Class A	127	0.17%	(115)
Oracle Corp.	282	0.31%	(263)
Teradata Corp.	377	0.21%	(891)
International Business Machines Corp.	70	0.20%	(891)
Total Technology			25,523
Basic Materials
Domtar Corp.	291	0.23%	840
Total GS Equity and Long Custom Basket			$328,272

GS EQUITY SHORT CUSTOM BASKET
Technology
Appian Corp.	361	(0.16)%	5,152
Elastic N.V.	162	(0.12)%	4,340
Workday, Inc. — Class A	90	(0.17)%	3,145
Alteryx, Inc. — Class A	139	(0.16)%	2,768
Veeva Systems, Inc. — Class A	101	(0.17)%	2,208
MongoDB, Inc.	143	(0.22)%	2,130
Atlassian Corporation plc — Class A	115	(0.16)%	1,482
Aspen Technology, Inc.	127	(0.18)%	1,069
ServiceNow, Inc.	59	(0.20)%	649
Zscaler, Inc.	266	(0.15)%	463
Manhattan Associates, Inc.	157	(0.15)%	413
Coupa Software, Inc.	110	(0.19)%	263
Intuit, Inc.	77	(0.24)%	80
Twilio, Inc. — Class A	122	(0.14)%	(15)
LivePerson, Inc.	337	(0.15)%	(280)
Workiva, Inc.	294	(0.15)%	(370)
Paychex, Inc.	488	(0.49)%	(487)
HubSpot, Inc.	211	(0.39)%	(728)
Fair Isaac Corp.	45	(0.20)%	(1,082)
Appfolio, Inc. — Class A	116	(0.15)%	(1,210)
Accenture plc — Class A	52	(0.13)%	(1,306)
Guidewire Software, Inc.	129	(0.17)%	(1,336)
Tyler Technologies, Inc.	36	(0.13)%	(1,741)
PROS Holdings, Inc.	228	(0.16)%	(1,773)
Paycom Software, Inc.	66	(0.21)%	(2,464)
Smartsheet, Inc. — Class A	534	(0.28)%	(2,673)
ANSYS, Inc.	53	(0.16)%	(2,721)
ExlService Holdings, Inc.	923	(0.75)%	(2,985)
Broadcom, Inc.	72	(0.27)%	(3,054)
Five9, Inc.	188	(0.15)%	(3,094)
Adobe, Inc.	105	(0.41)%	(3,733)
Monolithic Power Systems, Inc.	93	(0.19)%	(4,357)
Science Applications International Corp.	1,102	(1.13)%	(4,399)
DocuSign, Inc.	440	(0.38)%	(5,802)
EPAM Systems, Inc.	268	(0.67)%	(5,882)
Black Knight, Inc.	1,168	(0.89)%	(6,167)
salesforce.com, Inc.	456	(0.87)%	(6,339)
Genpact Ltd.	1,757	(0.87)%	(6,903)
ACI Worldwide, Inc.	1,658	(0.74)%	(7,106)
CACI International, Inc. — Class A	405	(1.19)%	(10,428)
Envestnet, Inc.	823	(0.67)%	(12,384)
Splunk, Inc.	401	(0.71)%	(12,521)
Total Technology			(89,178)
Utilities
California Water Service Group	591	(0.36)%	805
PNM Resources, Inc.	614	(0.37)%	400
Eversource Energy	369	(0.37)%	(306)
WEC Energy Group, Inc.	340	(0.37)%	(531)
Sempra Energy	136	(0.24)%	(697)
NextEra Energy, Inc.	75	(0.21)%	(967)
Alliant Energy Corp.	567	(0.37)%	(1,024)
MGE Energy, Inc.	267	(0.25)%	(1,120)
South Jersey Industries, Inc.	976	(0.38)%	(1,157)
American States Water Co.	587	(0.60)%	(1,575)
American Water Works Company, Inc.	425	(0.61)%	(1,996)
Atmos Energy Corp.	274	(0.36)%	(2,477)
Total Utilities			(10,645)
Financial
WP Carey, Inc.	1,304	(1.23)%	10,255
Realty Income Corp.	1,442	(1.25)%	4,899
Essential Properties Realty Trust, Inc.	2,501	(0.73)%	4,058
Acadia Realty Trust	1,446	(0.44)%	3,478
CME Group, Inc. — Class A	146	(0.34)%	755
Northwest Bancshares, Inc.	2,266	(0.44)%	595
National Storage Affiliates Trust	970	(0.38)%	348
UDR, Inc.	1,403	(0.77)%	331
American Assets Trust, Inc.	1,857	(1.00)%	141
Capitol Federal Financial, Inc.	2,628	(0.42)%	131
Camden Property Trust	407	(0.51)%	(207)
Intercontinental Exchange, Inc.	762	(0.83)%	(267)
BancorpSouth Bank	1,131	(0.42)%	(281)
American Campus Communities, Inc.	2,297	(1.27)%	(686)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Atlantic Union Bankshares Corp.	782	(0.35)%	$(908)
Armada Hoffler Properties, Inc.	3,860	(0.83)%	(1,071)
BankUnited, Inc.	573	(0.25)%	(1,104)
Global Net Lease, Inc.	1,764	(0.42)%	(1,196)
Reinsurance Group of America, Inc. — Class A	593	(1.14)%	(1,418)
Crown Castle International Corp.	339	(0.57)%	(2,119)
RLI Corp.	1,048	(1.11)%	(2,376)
Douglas Emmett, Inc.	963	(0.50)%	(2,908)
RenaissanceRe Holdings Ltd.	331	(0.76)%	(3,097)
STAG Industrial, Inc.	1,746	(0.65)%	(3,182)
Brown & Brown, Inc.	2,044	(0.95)%	(3,344)
QTS Realty Trust, Inc. — Class A	982	(0.63)%	(3,454)
Synovus Financial Corp.	885	(0.41)%	(3,531)
Healthcare Realty Trust, Inc.	2,913	(1.14)%	(3,643)
Washington Real Estate Investment Trust	2,106	(0.72)%	(3,711)
Columbia Financial, Inc.	2,055	(0.41)%	(4,131)
Valley National Bancorp	4,551	(0.61)%	(4,610)
Old National Bancorp	4,778	(1.03)%	(5,399)
Glacier Bancorp, Inc.	971	(0.53)%	(5,651)
STORE Capital Corp.	2,279	(1.00)%	(5,839)
SBA Communications Corp.	334	(0.95)%	(5,918)
Agree Realty Corp.	1,618	(1.34)%	(6,035)
Everest Re Group Ltd.	292	(0.95)%	(6,116)
Equinix, Inc.	80	(0.55)%	(6,357)
People's United Financial, Inc.	4,889	(0.97)%	(6,454)
American Tower Corp. — Class A	423	(1.14)%	(6,801)
Alexandria Real Estate Equities, Inc.	875	(1.66)%	(7,605)
Arthur J Gallagher & Co.	1,102	(1.24)%	(9,322)
EastGroup Properties, Inc.	515	(0.80)%	(9,368)
BOK Financial Corp.	917	(0.94)%	(9,546)
Athene Holding Ltd. — Class A	1,249	(0.69)%	(10,026)
Fifth Third Bancorp	2,668	(0.97)%	(10,087)
Easterly Government Properties, Inc.	6,114	(1.70)%	(11,633)
Hudson Pacific Properties, Inc.	4,116	(1.82)%	(13,766)
First Republic Bank	783	(1.08)%	(13,820)
Sun Communities, Inc.	766	(1.35)%	(16,446)
Terreno Realty Corp.	2,347	(1.50)%	(16,569)
Rexford Industrial Realty, Inc.	3,010	(1.62)%	(18,205)
Total Financial			(223,216)
Consumer, Non-cyclical
Rollins, Inc.	796	(0.31)%	3,484
Verisk Analytics, Inc. — Class A	143	(0.25)%	1,438
Gartner, Inc.	339	(0.61)%	1,394
Avalara, Inc.	167	(0.14)%	1,320
Glaukos Corp.	191	(0.12)%	957
FleetCor Technologies, Inc.	181	(0.61)%	784
Guardant Health, Inc.	199	(0.18)%	502
Bright Horizons Family Solutions, Inc.	342	(0.61)%	(70)
Booz Allen Hamilton Holding Corp.	274	(0.23)%	(376)
Illumina, Inc.	34	(0.13)%	(1,193)
Paylocity Holding Corp.	91	(0.13)%	(1,361)
LiveRamp Holdings, Inc.	280	(0.16)%	(1,374)
Intuitive Surgical, Inc.	19	(0.13)%	(1,440)
ResMed, Inc.	69	(0.13)%	(1,716)
Viad Corp.	816	(0.65)%	(2,334)
MarketAxess Holdings, Inc.	80	(0.36)%	(3,587)
Euronet Worldwide, Inc.	306	(0.57)%	(3,673)
IHS Markit Ltd.	241	(0.21)%	(3,786)
PayPal Holdings, Inc.	629	(0.80)%	(3,807)
WEX, Inc.	485	(1.20)%	(6,481)
Brink's Co.	642	(0.69)%	(6,854)
Avery Dennison Corp.	583	(0.90)%	(11,440)
Total Consumer, Non-cyclical			(39,613)
Basic Materials
WR Grace & Co.	1,103	(0.91)%	5,175
Allegheny Technologies, Inc.	1,345	(0.33)%	4,586
Carpenter Technology Corp.	1,102	(0.65)%	(384)
Balchem Corp.	791	(0.95)%	(3,939)
Southern Copper Corp.	900	(0.45)%	(4,932)
Air Products & Chemicals, Inc.	230	(0.64)%	(5,649)
Steel Dynamics, Inc.	977	(0.39)%	(5,719)
Compass Minerals International, Inc.	1,270	(0.91)%	(6,089)
Reliance Steel & Aluminum Co.	336	(0.47)%	(7,498)
Commercial Metals Co.	1,571	(0.41)%	(7,672)
Kaiser Aluminum Corp.	475	(0.62)%	(8,392)
Freeport-McMoRan, Inc.	3,570	(0.55)%	(8,517)
PPG Industries, Inc.	516	(0.81)%	(9,978)
Linde plc	656	(1.64)%	(10,256)
Sherwin-Williams Co.	132	(0.91)%	(11,142)
RPM International, Inc.	913	(0.82)%	(13,803)
Total Basic Materials			(94,209)
Communications
8x8, Inc.	2,306	(0.50)%	4,662
Okta, Inc.	163	(0.22)%	2,294
VeriSign, Inc.	81	(0.18)%	768
Zendesk, Inc.	665	(0.60)%	(346)
Charter Communications, Inc. — Class A	42	(0.24)%	(1,074)
Proofpoint, Inc.	463	(0.63)%	(1,155)
Anaplan, Inc.	304	(0.19)%	(1,502)
Trade Desk, Inc. — Class A	53	(0.16)%	(1,584)
RingCentral, Inc. — Class A	89	(0.18)%	(3,644)
Q2 Holdings, Inc.	739	(0.71)%	(4,385)
Palo Alto Networks, Inc.	195	(0.53)%	(5,333)
Total Communications			(11,299)
Industrial
Materion Corp.	1,170	(0.82)%	6,716
HEICO Corp.	235	(0.32)%	3,828
Ball Corp.	886	(0.67)%	2,566
Roper Technologies, Inc.	110	(0.46)%	1,769

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Exponent, Inc.	557	(0.45)%	$714
Universal Display Corp.	75	(0.18)%	(956)
Casella Waste Systems, Inc. — Class A	712	(0.39)%	(1,951)
Vulcan Materials Co.	588	(1.00)%	(3,406)
Sonoco Products Co.	662	(0.48)%	(3,916)
Westinghouse Air Brake Technologies Corp.	409	(0.37)%	(5,046)
Worthington Industries, Inc.	1,724	(0.86)%	(9,309)
Martin Marietta Materials, Inc.	328	(1.08)%	(14,539)
TransDigm Group, Inc.	249	(1.64)%	(23,031)
Total Industrial			(46,561)
Energy
Warrior Met Coal, Inc.	1,615	(0.40)%	(2,710)
Consumer, Cyclical
Wingstop, Inc.	582	(0.59)%	4,029
McDonald's Corp.	102	(0.24)%	858
Toro Co.	489	(0.46)%	(3,372)
Total Consumer, Cyclical			1,515
Total GS Equity and Short Custom Basket			$(515,916)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
AT&T, Inc.	1,328	1.09%	$5,677
Alphabet, Inc. — Class C	32	0.90%	3,956
Discovery, Inc. — Class A	838	0.57%	3,512
Facebook, Inc. — Class A	96	0.41%	3,477
News Corp. — Class A	1,640	0.49%	2,580
Omnicom Group, Inc.	619	1.05%	2,307
TEGNA, Inc.	857	0.30%	2,045
Amazon.com, Inc.	12	0.46%	1,674
Booking Holdings, Inc.	12	0.52%	1,220
Verizon Communications, Inc.	956	1.23%	829
Juniper Networks, Inc.	510	0.26%	614
Yelp, Inc. — Class A	480	0.35%	182
Comcast Corp. — Class A	175	0.16%	(64)
Walt Disney Co.	53	0.16%	(144)
AMC Networks, Inc. — Class A	596	0.49%	(167)
Scholastic Corp.	279	0.22%	(293)
Cisco Systems, Inc.	196	0.20%	(629)
eBay, Inc.	746	0.56%	(1,237)
Total Communications			25,539
Consumer, Non-cyclical
CVS Health Corp.	571	0.89%	11,505
Eli Lilly & Co.	369	1.02%	8,882
Darling Ingredients, Inc.	1,240	0.73%	8,111
Amgen, Inc.	196	0.99%	7,413
Sysco Corp.	429	0.77%	7,184
McKesson Corp.	318	0.92%	6,398
Medtronic plc	289	0.69%	5,625
Merck & Company, Inc.	543	1.03%	4,667
Kellogg Co.	545	0.79%	4,218
Archer-Daniels-Midland Co.	1,099	1.07%	4,068
Zimmer Biomet Holdings, Inc.	169	0.53%	3,852
Kimberly-Clark Corp.	365	1.05%	3,681
Hologic, Inc.	484	0.53%	3,306
Thermo Fisher Scientific, Inc.	70	0.48%	3,130
Johnson & Johnson	310	0.95%	2,918
Campbell Soup Co.	506	0.52%	2,708
Procter & Gamble Co.	297	0.78%	2,578
Molina Healthcare, Inc.	105	0.30%	2,485
Jazz Pharmaceuticals plc	165	0.52%	2,313
Becton Dickinson and Co.	87	0.50%	2,294
Biogen, Inc.	33	0.20%	2,204
Hormel Foods Corp.	761	0.72%	2,197
Abbott Laboratories	336	0.61%	1,983
PepsiCo, Inc.	124	0.35%	1,833
Anthem, Inc.	28	0.18%	1,816
Integer Holdings Corp.	211	0.36%	1,477
Herbalife Nutrition Ltd.	353	0.35%	1,468
UnitedHealth Group, Inc.	37	0.23%	1,452
Baxter International, Inc.	308	0.54%	1,209
Cardinal Health, Inc.	770	0.82%	1,111
Macquarie Infrastructure Corp.	264	0.24%	1,086
General Mills, Inc.	688	0.77%	1,055
Post Holdings, Inc.	299	0.68%	1,007
Regeneron Pharmaceuticals, Inc.	26	0.20%	981
Gilead Sciences, Inc.	650	0.88%	939
Innoviva, Inc.	1,029	0.31%	840
TrueBlue, Inc.	594	0.30%	829
Alexion Pharmaceuticals, Inc.	169	0.38%	766
Clorox Co.	118	0.38%	733
Coca-Cola Co.	182	0.21%	695
Cigna Corp.	41	0.18%	567
STERIS plc	94	0.30%	558
Mondelez International, Inc. — Class A	266	0.31%	546
Altria Group, Inc.	171	0.18%	523
Ingredion, Inc.	416	0.81%	315
Kraft Heinz Co.	190	0.13%	207
AbbVie, Inc.	73	0.14%	124
Tyson Foods, Inc. — Class A	71	0.14%	(18)
Cal-Maine Foods, Inc.	292	0.26%	(140)
United Therapeutics Corp.	169	0.31%	(169)
TreeHouse Foods, Inc.	278	0.28%	(186)
Molson Coors Beverage Co. — Class B	701	0.79%	(191)
Hershey Co.	65	0.20%	(499)
Philip Morris International, Inc.	299	0.53%	(538)
John B Sanfilippo & Son, Inc.	134	0.26%	(808)
Pfizer, Inc.	1,249	1.02%	(1,039)
JM Smucker Co.	366	0.80%	(1,501)
B&G Foods, Inc.	878	0.33%	(1,792)
H&R Block, Inc.	646	0.32%	(2,788)
Total Consumer, Non-cyclical			116,188
Technology
Microsoft Corp.	280	0.92%	10,404
Apple, Inc.	142	0.87%	10,402
Skyworks Solutions, Inc.	94	0.24%	4,909
Activision Blizzard, Inc.	313	0.39%	1,828
QUALCOMM, Inc.	105	0.19%	1,398
Micron Technology, Inc.	171	0.19%	1,292
Intel Corp.	165	0.21%	1,104
Oracle Corp.	282	0.31%	24
Texas Instruments, Inc.	80	0.21%	(4)
Cognizant Technology Solutions Corp. — Class A	127	0.16%	(92)
International Business Machines Corp.	70	0.20%	(858)
Teradata Corp.	377	0.21%	(1,046)
Total Technology			29,361
Utilities
AES Corp.	2,125	0.89%	6,070
FirstEnergy Corp.	832	0.85%	5,157
PPL Corp.	1,154	0.87%	4,255
Southern Co.	376	0.50%	2,778
Portland General Electric Co.	628	0.73%	2,036
Avangrid, Inc.	592	0.63%	1,317
NRG Energy, Inc.	947	0.79%	1,288
NiSource, Inc.	495	0.29%	678
Ameren Corp.	410	0.66%	591
Avista Corp.	202	0.20%	480
Entergy Corp.	133	0.33%	281

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Evergy, Inc.	605	0.82%	$(96)
Public Service Enterprise Group, Inc.	430	0.53%	(464)
Exelon Corp.	892	0.85%	(1,887)
Pinnacle West Capital Corp.	381	0.72%	(1,916)
Vistra Energy Corp.	1,498	0.72%	(4,796)
National Fuel Gas Co.	669	0.65%	(8,232)
Total Utilities			7,540
Financial
JPMorgan Chase & Co.	195	0.57%	7,767
Weingarten Realty Investors	1,284	0.84%	3,099
Bank of America Corp.	387	0.29%	2,616
Deluxe Corp.	284	0.30%	2,024
Berkshire Hathaway, Inc. — Class B	86	0.41%	1,843
Brixmor Property Group, Inc.	1,133	0.51%	1,785
Janus Henderson Group plc	538	0.28%	1,780
Hartford Financial Services Group, Inc.	155	0.20%	1,741
Summit Hotel Properties, Inc.	1,542	0.40%	1,380
Wells Fargo & Co.	208	0.23%	1,058
Lexington Realty Trust	3,664	0.81%	902
Apartment Investment & Management Co. — Class A	514	0.56%	637
M&T Bank Corp.	58	0.21%	443
Visa, Inc. — Class A	53	0.21%	441
Comerica, Inc.	136	0.20%	411
U.S. Bancorp	162	0.20%	158
Equity Commonwealth	1,388	0.95%	132
Sunstone Hotel Investors, Inc.	761	0.22%	(14)
Travelers Companies, Inc.	71	0.20%	(243)
Franklin Resources, Inc.	636	0.35%	(630)
Total Financial			27,330
Energy
Devon Energy Corp.	840	0.46%	3,374
ConocoPhillips	299	0.41%	3,264
Phillips 66	169	0.39%	2,390
Valero Energy Corp.	255	0.50%	1,363
Kinder Morgan, Inc.	997	0.44%	1,180
EOG Resources, Inc.	87	0.15%	935
ONEOK, Inc.	157	0.25%	860
Pioneer Natural Resources Co.	47	0.15%	840
HollyFrontier Corp.	370	0.39%	(41)
Chevron Corp.	365	0.92%	(684)
Delek US Holdings, Inc.	474	0.33%	(1,631)
CVR Energy, Inc.	394	0.33%	(2,415)
Exxon Mobil Corp.	853	1.29%	(5,977)
Total Energy			3,458
Consumer, Cyclical
World Fuel Services Corp.	643	0.58%	9,194
Carnival Corp.	552	0.59%	4,553
Las Vegas Sands Corp.	386	0.56%	4,196
Lear Corp.	236	0.68%	3,017
Norwegian Cruise Line Holdings Ltd.	287	0.35%	2,878
Aptiv plc	274	0.54%	2,633
Autoliv, Inc.	295	0.52%	2,543
BorgWarner, Inc.	676	0.61%	2,505
Wyndham Destinations, Inc.	409	0.44%	2,330
Southwest Airlines Co.	570	0.64%	2,238
Royal Caribbean Cruises Ltd.	117	0.33%	2,204
AutoZone, Inc.	15	0.37%	2,170
Gentherm, Inc.	553	0.51%	1,870
Delta Air Lines, Inc.	401	0.49%	1,764
Walmart, Inc.	79	0.20%	1,585
Allison Transmission Holdings, Inc.	508	0.51%	1,582
Toll Brothers, Inc.	457	0.38%	1,575
DR Horton, Inc.	226	0.25%	1,569
Cummins, Inc.	119	0.45%	1,399
JetBlue Airways Corp.	515	0.20%	1,329
Home Depot, Inc.	44	0.20%	1,104
PulteGroup, Inc.	385	0.31%	1,017
NIKE, Inc. — Class B	104	0.22%	984
United Airlines Holdings, Inc.	158	0.29%	510
SkyWest, Inc.	209	0.28%	450
Extended Stay America, Inc.	1,638	0.51%	427
Brunswick Corp.	399	0.50%	390
Allegiant Travel Co. — Class A	61	0.22%	291
Starbucks Corp.	204	0.38%	149
Polaris, Inc.	174	0.37%	45
Costco Wholesale Corp.	26	0.16%	(239)
Mohawk Industries, Inc.	64	0.18%	(487)
Lennar Corp. — Class A	235	0.27%	(618)
Whirlpool Corp.	173	0.53%	(661)
Goodyear Tire & Rubber Co.	830	0.27%	(709)
Cracker Barrel Old Country Store, Inc.	165	0.53%	(1,033)
General Motors Co.	409	0.31%	(1,181)
Total Consumer, Cyclical			53,573
Industrial
Kansas City Southern	166	0.53%	6,231
Lincoln Electric Holdings, Inc.	383	0.78%	5,201
Caterpillar, Inc.	216	0.67%	4,740
Regal Beloit Corp.	291	0.52%	4,459
Crane Co.	422	0.76%	4,056
Agilent Technologies, Inc.	209	0.37%	3,597
Norfolk Southern Corp.	233	0.95%	3,555
Oshkosh Corp.	166	0.33%	3,415
Union Pacific Corp.	122	0.46%	3,277
Old Dominion Freight Line, Inc.	64	0.25%	2,953
Marten Transport Ltd.	774	0.35%	2,678
Garmin Ltd.	166	0.34%	2,270
Mettler-Toledo International, Inc.	18	0.30%	2,207
Gentex Corp.	1,012	0.61%	2,200
Landstar System, Inc.	234	0.56%	2,196
Honeywell International, Inc.	127	0.47%	2,103

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Knight-Swift Transportation Holdings, Inc.	445	0.33%	$1,985
Emerson Electric Co.	153	0.24%	1,913
Werner Enterprises, Inc.	763	0.58%	1,695
Vishay Intertechnology, Inc.	499	0.22%	1,573
Kennametal, Inc.	596	0.46%	1,354
Heartland Express, Inc.	817	0.36%	1,335
Sturm Ruger & Company, Inc.	358	0.35%	897
Schneider National, Inc. — Class B	930	0.42%	818
3M Co.	55	0.20%	297
MDU Resources Group, Inc.	327	0.20%	187
J.B. Hunt Transport Services, Inc.	191	0.47%	123
CSX Corp.	484	0.73%	42
Echo Global Logistics, Inc.	755	0.33%	(265)
Waters Corp.	73	0.36%	(465)
CH Robinson Worldwide, Inc.	395	0.65%	(893)
Textron, Inc.	520	0.49%	(1,549)
FedEx Corp.	265	0.84%	(2,626)
Total Industrial			61,559
Basic Materials
Domtar Corp.	291	0.23%	842
Total MS Equity and Long Custom Basket			$325,390

MS EQUITY SHORT CUSTOM BASKET
Technology
Appian Corp.	361	(0.15)%	5,629
Workday, Inc. — Class A	90	(0.17)%	3,055
Elastic N.V.	162	(0.12)%	1,660
MongoDB, Inc.	143	(0.21)%	1,480
Alteryx, Inc. — Class A	139	(0.16)%	1,455
Veeva Systems, Inc. — Class A	101	(0.16)%	1,202
Intuit, Inc.	77	(0.23)%	650
Atlassian Corporation plc — Class A	115	(0.16)%	635
ServiceNow, Inc.	59	(0.19)%	407
Zscaler, Inc.	266	(0.14)%	286
Manhattan Associates, Inc.	157	(0.14)%	274
Twilio, Inc. — Class A	122	(0.13)%	(29)
Aspen Technology, Inc.	127	(0.17)%	(156)
Workiva, Inc.	294	(0.14)%	(303)
LivePerson, Inc.	337	(0.14)%	(399)
Paychex, Inc.	488	(0.47)%	(555)
Fair Isaac Corp.	45	(0.19)%	(1,092)
Coupa Software, Inc.	110	(0.18)%	(1,102)
Appfolio, Inc. — Class A	116	(0.14)%	(1,169)
HubSpot, Inc.	211	(0.37)%	(1,255)
Accenture plc — Class A	52	(0.12)%	(1,331)
Guidewire Software, Inc.	129	(0.16)%	(1,482)
PROS Holdings, Inc.	228	(0.15)%	(1,676)
Tyler Technologies, Inc.	36	(0.12)%	(1,747)
ANSYS, Inc.	53	(0.15)%	(2,297)
ExlService Holdings, Inc.	923	(0.72)%	(2,993)
Smartsheet, Inc. — Class A	534	(0.27)%	(3,052)
Broadcom, Inc.	72	(0.26)%	(3,229)
Five9, Inc.	188	(0.14)%	(3,273)
Paycom Software, Inc.	66	(0.20)%	(3,298)
Adobe, Inc.	105	(0.39)%	(3,897)
Monolithic Power Systems, Inc.	93	(0.19)%	(3,963)
Science Applications International Corp.	1,102	(1.07)%	(4,690)
DocuSign, Inc.	440	(0.37)%	(4,944)
EPAM Systems, Inc.	268	(0.64)%	(6,024)
Black Knight, Inc.	1,168	(0.84)%	(6,350)
ACI Worldwide, Inc.	1,658	(0.70)%	(6,891)
salesforce.com, Inc.	456	(0.83)%	(6,955)
Genpact Ltd.	1,757	(0.83)%	(7,118)
CACI International, Inc. — Class A	405	(1.13)%	(10,632)
Envestnet, Inc.	823	(0.64)%	(12,491)
Splunk, Inc.	401	(0.67)%	(13,078)
Total Technology			(100,738)
Financial
WP Carey, Inc.	1,304	(1.17)%	8,371
Realty Income Corp.	1,442	(1.19)%	4,967
Essential Properties Realty Trust, Inc.	2,501	(0.70)%	4,142
Acadia Realty Trust	1,446	(0.42)%	3,482
CME Group, Inc. — Class A	146	(0.33)%	712
Northwest Bancshares, Inc.	2,266	(0.42)%	637
American Assets Trust, Inc.	1,857	(0.96)%	143
National Storage Affiliates Trust	970	(0.37)%	13
UDR, Inc.	1,403	(0.73)%	(100)
American Campus Communities, Inc.	2,297	(1.21)%	(266)
BancorpSouth Bank	1,131	(0.40)%	(270)
Agree Realty Corp.	1,618	(1.27)%	(324)
Intercontinental Exchange, Inc.	762	(0.79)%	(571)
Armada Hoffler Properties, Inc.	3,860	(0.79)%	(1,086)
BankUnited, Inc.	573	(0.23)%	(1,101)
Capitol Federal Financial, Inc.	2,628	(0.40)%	(1,104)
Atlantic Union Bankshares Corp.	782	(0.33)%	(1,183)
Global Net Lease, Inc.	1,764	(0.40)%	(1,203)
Camden Property Trust	407	(0.48)%	(1,334)
Reinsurance Group of America, Inc. — Class A	593	(1.08)%	(1,492)
Columbia Financial, Inc.	2,055	(0.39)%	(2,898)
Douglas Emmett, Inc.	963	(0.47)%	(2,995)
STAG Industrial, Inc.	1,746	(0.62)%	(3,218)
RenaissanceRe Holdings Ltd.	331	(0.73)%	(3,331)
Brown & Brown, Inc.	2,044	(0.90)%	(3,341)
QTS Realty Trust, Inc. — Class A	982	(0.60)%	(3,420)
Healthcare Realty Trust, Inc.	2,913	(1.09)%	(3,529)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Washington Real Estate Investment Trust	2,106	(0.69)%	$(3,785)
Synovus Financial Corp.	885	(0.39)%	(3,797)
Crown Castle International Corp.	339	(0.54)%	(5,346)
Americold Realty Trust	6,442	(2.52)%	(6,037)
Old National Bancorp	4,778	(0.98)%	(6,242)
Glacier Bancorp, Inc.	971	(0.50)%	(6,341)
People's United Financial, Inc.	4,889	(0.93)%	(6,439)
STORE Capital Corp.	2,279	(0.95)%	(6,521)
BOK Financial Corp.	917	(0.90)%	(6,935)
Valley National Bancorp	4,551	(0.58)%	(7,993)
American Tower Corp. — Class A	423	(1.09)%	(9,268)
Arthur J Gallagher & Co.	1,102	(1.18)%	(9,610)
Athene Holding Ltd. — Class A	1,249	(0.66)%	(10,032)
Fifth Third Bancorp	2,668	(0.92)%	(10,450)
EastGroup Properties, Inc.	515	(0.77)%	(10,784)
Equinix, Inc.	80	(0.52)%	(10,850)
Alexandria Real Estate Equities, Inc.	875	(1.58)%	(10,999)
Easterly Government Properties, Inc.	6,114	(1.63)%	(11,407)
SBA Communications Corp.	334	(0.90)%	(11,618)
Everest Re Group Ltd.	292	(0.91)%	(12,582)
First Republic Bank	783	(1.03)%	(12,681)
Hudson Pacific Properties, Inc.	4,116	(1.74)%	(14,094)
RLI Corp.	1,048	(1.06)%	(17,092)
Sun Communities, Inc.	766	(1.29)%	(24,451)
Terreno Realty Corp.	2,347	(1.42)%	(28,705)
Rexford Industrial Realty, Inc.	3,010	(1.54)%	(29,379)
Total Financial			(303,737)
Basic Materials
WR Grace & Co.	1,103	(0.86)%	7,018
Allegheny Technologies, Inc.	1,345	(0.31)%	6,469
Carpenter Technology Corp.	1,102	(0.61)%	(675)
Kaiser Aluminum Corp.	475	(0.59)%	(3,471)
Southern Copper Corp.	900	(0.43)%	(4,899)
Air Products & Chemicals, Inc.	230	(0.61)%	(5,465)
Steel Dynamics, Inc.	977	(0.37)%	(5,596)
Reliance Steel & Aluminum Co.	336	(0.45)%	(7,545)
Commercial Metals Co.	1,571	(0.39)%	(7,673)
Balchem Corp.	791	(0.90)%	(7,681)
Freeport-McMoRan, Inc.	3,570	(0.52)%	(8,298)
Compass Minerals International, Inc.	1,270	(0.87)%	(9,211)
PPG Industries, Inc.	516	(0.77)%	(10,450)
RPM International, Inc.	913	(0.79)%	(12,623)
Sherwin-Williams Co.	132	(0.86)%	(13,100)
Linde plc	656	(1.57)%	(15,501)
Total Basic Materials			(98,701)
Utilities
California Water Service Group	591	(0.34)%	746
PNM Resources, Inc.	614	(0.35)%	312
Eversource Energy	369	(0.35)%	(375)
WEC Energy Group, Inc.	340	(0.35)%	(557)
Sempra Energy	136	(0.23)%	(628)
South Jersey Industries, Inc.	976	(0.36)%	(847)
Alliant Energy Corp.	567	(0.35)%	(885)
NextEra Energy, Inc.	75	(0.20)%	(951)
MGE Energy, Inc.	267	(0.24)%	(1,098)
American States Water Co.	587	(0.57)%	(1,692)
Atmos Energy Corp.	274	(0.34)%	(2,392)
American Water Works Company, Inc.	425	(0.59)%	(3,866)
Dominion Energy, Inc.	2,426	(2.25)%	(11,298)
Total Utilities			(23,531)
Consumer, Non-cyclical
Rollins, Inc.	797	(0.30)%	3,473
Guardant Health, Inc.	199	(0.17)%	2,818
Verisk Analytics, Inc. — Class A	143	(0.24)%	1,431
Gartner, Inc.	339	(0.59)%	1,421
Glaukos Corp.	191	(0.12)%	830
FleetCor Technologies, Inc.	181	(0.58)%	693
Avalara, Inc.	167	(0.14)%	(291)
Booz Allen Hamilton Holding Corp.	274	(0.22)%	(492)
Intuitive Surgical, Inc.	19	(0.13)%	(1,128)
Illumina, Inc.	34	(0.13)%	(1,326)
Bright Horizons Family Solutions, Inc.	342	(0.58)%	(1,476)
LiveRamp Holdings, Inc.	280	(0.15)%	(1,527)
ResMed, Inc.	69	(0.12)%	(1,744)
Viad Corp.	816	(0.62)%	(2,138)
Paylocity Holding Corp.	91	(0.12)%	(2,614)
IHS Markit Ltd.	241	(0.20)%	(3,958)
PayPal Holdings, Inc.	629	(0.76)%	(4,055)
Euronet Worldwide, Inc.	306	(0.54)%	(4,106)
MarketAxess Holdings, Inc.	80	(0.34)%	(6,101)
WEX, Inc.	485	(1.14)%	(6,914)
Brink's Co.	642	(0.65)%	(7,513)
Avery Dennison Corp.	583	(0.85)%	(11,897)
Total Consumer, Non-cyclical			(46,614)
Industrial
HEICO Corp.	235	(0.30)%	3,503
Roper Technologies, Inc.	110	(0.44)%	1,620
Exponent, Inc.	557	(0.43)%	627
Ball Corp.	886	(0.64)%	(12)
Casella Waste Systems, Inc. — Class A	712	(0.37)%	(2,008)
Universal Display Corp.	75	(0.17)%	(2,537)
Materion Corp.	1,170	(0.78)%	(3,556)
Sonoco Products Co.	662	(0.46)%	(4,037)
Westinghouse Air Brake Technologies Corp.	409	(0.36)%	(5,430)
Vulcan Materials Co.	588	(0.95)%	(7,490)
Worthington Industries, Inc.	1,724	(0.82)%	(9,367)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Martin Marietta Materials, Inc.	328	(1.03)%	$(19,667)
TransDigm Group, Inc.	249	(1.56)%	(27,364)
Total Industrial			(75,718)
Communications
8x8, Inc.	2,306	(0.47)%	4,716
Palo Alto Networks, Inc.	195	(0.51)%	1,655
Proofpoint, Inc.	463	(0.60)%	1,649
Okta, Inc.	163	(0.21)%	1,065
VeriSign, Inc.	81	(0.17)%	379
Charter Communications, Inc. — Class A	42	(0.23)%	(1,053)
Zendesk, Inc.	665	(0.57)%	(1,381)
Anaplan, Inc.	304	(0.18)%	(1,649)
Trade Desk, Inc. — Class A	53	(0.15)%	(2,120)
RingCentral, Inc. — Class A	89	(0.17)%	(3,963)
Q2 Holdings, Inc.	739	(0.67)%	(5,680)
Total Communications			(6,382)
Consumer, Cyclical
Wingstop, Inc.	582	(0.56)%	4,214
McDonald's Corp.	102	(0.23)%	674
Toro Co.	489	(0.44)%	(3,424)
Total Consumer, Cyclical			1,465
Energy
Warrior Met Coal, Inc.	1,615	(0.38)%	(2,870)
Total MS Equity and Short Custom Basket			$(656,826)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[2]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[3]	Rate indicated is the 7-day yield as of December 31, 2019.
[4]	Securities lending collateral — See Note 5.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,145,655	$—	$—	$20,145,655
Money Market Fund	382,647	—	—	382,647
Securities Lending Collateral	163,777	—	—	163,777
Custom Basket Swap Agreements**	—	653,662	—	653,662
Total Assets	$20,692,079	$653,662	$—	$21,345,741

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$1,172,742	$—	$1,172,742

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 18.2%
Financial - 4.9%
Alleghany Corp.*	25	$19,989
Medical Properties Trust, Inc. REIT	905	19,105
Reinsurance Group of America, Inc. — Class A	110	17,937
Camden Property Trust REIT	169	17,931
Liberty Property Trust REIT	276	16,574
Omega Healthcare Investors, Inc. REIT	382	16,178
Brown & Brown, Inc.	409	16,147
National Retail Properties, Inc. REIT	300	16,086
Jones Lang LaSalle, Inc.	90	15,668
RenaissanceRe Holdings Ltd.	77	15,094
SEI Investments Co.	221	14,471
American Financial Group, Inc.	131	14,364
Kilroy Realty Corp. REIT	171	14,347
Lamar Advertising Co. — Class A REIT	151	13,478
CyrusOne, Inc. REIT	198	12,955
Signature Bank	94	12,841
Douglas Emmett, Inc. REIT	288	12,643
TCF Financial Corp.	268	12,542
East West Bancorp, Inc.	255	12,419
Commerce Bancshares, Inc.	181	12,324
Prosperity Bancshares, Inc.	165	11,862
First American Financial Corp.	197	11,489
American Campus Communities, Inc. REIT	240	11,287
Brixmor Property Group, Inc. REIT	521	11,259
Old Republic International Corp.	499	11,163
Park Hotels & Resorts, Inc. REIT	419	10,840
Cousins Properties, Inc. REIT	257	10,588
Synovus Financial Corp.	256	10,035
New York Community Bancorp, Inc.	818	9,833
Cullen/Frost Bankers, Inc.	100	9,778
EPR Properties REIT	137	9,678
Hanover Insurance Group, Inc.	69	9,430
Jefferies Financial Group, Inc.	441	9,424
Primerica, Inc.	72	9,400
Eaton Vance Corp.	198	9,245
First Industrial Realty Trust, Inc. REIT	222	9,215
First Horizon National Corp.	545	9,025
Highwoods Properties, Inc. REIT	182	8,902
EastGroup Properties, Inc. REIT	67	8,889
Life Storage, Inc. REIT	82	8,879
Spirit Realty Capital, Inc. REIT	175	8,606
Webster Financial Corp.	161	8,591
Kemper Corp.	110	8,525
First Financial Bankshares, Inc.	238	8,354
JBG SMITH Properties REIT	207	8,257
Pinnacle Financial Partners, Inc.	126	8,064
PacWest Bancorp	210	8,037
Valley National Bancorp	685	7,843
Healthcare Realty Trust, Inc. REIT	234	7,809
Brighthouse Financial, Inc.*	191	7,493
Sterling Bancorp	354	7,462
Rayonier, Inc. REIT	226	7,404
CoreSite Realty Corp. REIT	66	7,400
Affiliated Managers Group, Inc.	86	7,288
Stifel Financial Corp.	120	7,278
Sabra Health Care REIT, Inc. REIT	339	7,234
FNB Corp.	569	7,226
Wintrust Financial Corp.	100	7,090
Service Properties Trust REIT	288	7,007
United Bankshares, Inc.	178	6,881
Umpqua Holdings Corp.	385	6,815
Selective Insurance Group, Inc.	104	6,780
Hancock Whitney Corp.	153	6,714
Bank of Hawaii Corp.	70	6,661
Janus Henderson Group plc	272	6,650
Weingarten Realty Investors REIT	212	6,623
SLM Corp.	739	6,585
Bank OZK	212	6,467
RLI Corp.	70	6,301
Interactive Brokers Group, Inc. — Class A	134	6,247
Associated Banc-Corp.	279	6,149
Pebblebrook Hotel Trust REIT	229	6,139
PS Business Parks, Inc. REIT	35	5,770
Corporate Office Properties Trust REIT	196	5,758
Federated Investors, Inc. — Class B	168	5,475
Home BancShares, Inc.	271	5,328
BancorpSouth Bank	168	5,277
UMB Financial Corp.	76	5,217
Macerich Co. REIT[1]	193	5,196
Legg Mason, Inc.	143	5,135
PotlatchDeltic Corp. REIT	118	5,106
Evercore, Inc. — Class A	68	5,084
Cathay General Bancorp	132	5,023
Washington Federal, Inc.	137	5,021
Fulton Financial Corp.	287	5,002
Texas Capital Bancshares, Inc.*	88	4,996
CNO Financial Group, Inc.	264	4,786
Navient Corp.	340	4,651
International Bancshares Corp.	100	4,307
LendingTree, Inc.*,1	13	3,945
Genworth Financial, Inc. — Class A*	881	3,877
Urban Edge Properties REIT	202	3,874
Trustmark Corp.	112	3,865
Deluxe Corp.	74	3,694
Mack-Cali Realty Corp. REIT	158	3,655
CoreCivic, Inc. REIT	208	3,615
GEO Group, Inc. REIT	212	3,521
Diversified Healthcare Trust REIT	416	3,511
Taubman Centers, Inc. REIT	107	3,327
Alexander & Baldwin, Inc. REIT	119	2,494
Tanger Factory Outlet Centers, Inc. REIT[1]	163	2,401
Mercury General Corp.	47	2,290
Total Financial		866,495

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 18.2% (continued)
Industrial - 3.5%
Teledyne Technologies, Inc.*	64	$22,178
Trimble, Inc.*	436	18,177
Cognex Corp.	299	16,756
Carlisle Companies, Inc.	99	16,022
Universal Display Corp.	74	15,249
Graco, Inc.	292	15,184
Lennox International, Inc.	61	14,882
Nordson Corp.	90	14,656
Hubbell, Inc.	95	14,043
AptarGroup, Inc.	112	12,950
XPO Logistics, Inc.*	162	12,911
Gentex Corp.	443	12,838
Donaldson Company, Inc.	221	12,734
Owens Corning	190	12,373
Arrow Electronics, Inc.*	143	12,118
AECOM*	275	11,861
Woodward, Inc.	99	11,726
ITT, Inc.	153	11,308
Oshkosh Corp.	119	11,263
Sonoco Products Co.	175	10,801
Curtiss-Wright Corp.	75	10,567
MDU Resources Group, Inc.	351	10,428
Lincoln Electric Holdings, Inc.	107	10,350
Stericycle, Inc.*	159	10,146
Jabil, Inc.	243	10,043
Acuity Brands, Inc.	69	9,522
Kirby Corp.*	105	9,401
Trex Company, Inc.*	102	9,168
SYNNEX Corp.	71	9,145
Tech Data Corp.*	62	8,903
National Instruments Corp.	206	8,722
AGCO Corp.	110	8,497
EMCOR Group, Inc.	98	8,457
Tetra Tech, Inc.	96	8,271
Littelfuse, Inc.	43	8,226
Landstar System, Inc.	69	7,857
MSA Safety, Inc.	62	7,834
Clean Harbors, Inc.*	90	7,718
Knight-Swift Transportation Holdings, Inc.	215	7,706
Crane Co.	89	7,688
Axon Enterprise, Inc.*	104	7,621
KBR, Inc.	248	7,564
Avnet, Inc.	177	7,512
Coherent, Inc.*	42	6,987
nVent Electric plc	272	6,958
MasTec, Inc.*	106	6,801
Mercury Systems, Inc.*	97	6,704
Timken Co.	119	6,701
Eagle Materials, Inc.	73	6,618
Regal Beloit Corp.	72	6,164
Louisiana-Pacific Corp.	206	6,112
Valmont Industries, Inc.	38	5,691
Energizer Holdings, Inc.	113	5,675
EnerSys	74	5,537
Kennametal, Inc.	145	5,349
Colfax Corp.*	146	5,312
II-VI, Inc.*	153	5,151
GATX Corp.	61	5,054
Ryder System, Inc.	93	5,051
Vishay Intertechnology, Inc.	232	4,939
Fluor Corp.	245	4,626
Silgan Holdings, Inc.	136	4,227
Trinity Industries, Inc.	172	3,810
Belden, Inc.	68	3,740
Terex Corp.	115	3,425
O-I Glass, Inc.	272	3,245
Werner Enterprises, Inc.	78	2,838
Worthington Industries, Inc.	65	2,742
Dycom Industries, Inc.*	55	2,593
Greif, Inc. — Class A	46	2,033
Total Industrial		615,459
Consumer, Non-cyclical - 2.9%
West Pharmaceutical Services, Inc.	129	19,393
WEX, Inc.*	76	15,919
Molina Healthcare, Inc.*	110	14,926
Service Corporation International	320	14,730
Bio-Techne Corp.	67	14,707
Catalent, Inc.*	256	14,413
Bio-Rad Laboratories, Inc. — Class A*	38	14,061
Masimo Corp.*	86	13,593
Hill-Rom Holdings, Inc.	117	13,283
Charles River Laboratories International, Inc.*	85	12,985
Post Holdings, Inc.*	116	12,656
PRA Health Sciences, Inc.*	111	12,338
Chemed Corp.	28	12,299
Encompass Health Corp.	173	11,984
Arrowhead Pharmaceuticals, Inc.*	175	11,100
Ingredion, Inc.	117	10,875
Sabre Corp.	479	10,749
Haemonetics Corp.*	89	10,226
ManpowerGroup, Inc.	103	10,001
Exelixis, Inc.*	532	9,374
Amedisys, Inc.*	56	9,347
Penumbra, Inc.*	56	9,199
HealthEquity, Inc.*	124	9,185
Grand Canyon Education, Inc.*	84	8,046
Brink's Co.	88	7,980
Globus Medical, Inc. — Class A*	135	7,949
Helen of Troy Ltd.*	44	7,911
Repligen Corp.*	82	7,585
Flowers Foods, Inc.	337	7,326
FTI Consulting, Inc.*	66	7,303
Integra LifeSciences Holdings Corp.*	125	7,285
NuVasive, Inc.*	91	7,038
Tenet Healthcare Corp.*	182	6,921
United Therapeutics Corp.*	77	6,782
Aaron's, Inc.	118	6,739
Nektar Therapeutics*	308	6,648
ASGN, Inc.*	92	6,529
Syneos Health, Inc.*	109	6,483
LivaNova plc*	85	6,412
ICU Medical, Inc.*	34	6,362
CoreLogic, Inc.*	139	6,076
Boston Beer Company, Inc. — Class A*	16	6,046

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 18.2% (continued)
Consumer, Non-cyclical - 2.9% (continued)
Sanderson Farms, Inc.	34	$5,991
Insperity, Inc.	66	5,679
LiveRamp Holdings, Inc.*	118	5,672
Lancaster Colony Corp.	35	5,604
Acadia Healthcare Company, Inc.*	155	5,149
Graham Holdings Co. — Class B	8	5,112
TreeHouse Foods, Inc.*	98	4,753
Cantel Medical Corp.	66	4,679
MEDNAX, Inc.*	148	4,113
Sprouts Farmers Market, Inc.*	207	4,005
Hain Celestial Group, Inc.*	141	3,660
Prestige Consumer Healthcare, Inc.*	88	3,564
Adtalem Global Education, Inc.*	94	3,287
Ligand Pharmaceuticals, Inc. — Class B*,1	31	3,233
Avis Budget Group, Inc.*	99	3,192
Healthcare Services Group, Inc.	130	3,161
WW International, Inc.*	81	3,095
Patterson Companies, Inc.	151	3,092
Pilgrim's Pride Corp.*	92	3,010
Edgewell Personal Care Co.*	95	2,941
Avanos Medical, Inc.*	84	2,831
Green Dot Corp. — Class A*	83	1,934
Tootsie Roll Industries, Inc.	29	990
Total Consumer, Non-cyclical		509,511
Consumer, Cyclical - 2.6%
Domino's Pizza, Inc.	72	21,152
Toro Co.	187	14,898
Pool Corp.	70	14,867
Caesars Entertainment Corp.*	977	13,287
Lear Corp.	96	13,171
Five Below, Inc.*	97	12,402
Dunkin' Brands Group, Inc.	145	10,953
Wyndham Hotels & Resorts, Inc.	167	10,489
Polaris, Inc.	101	10,272
Watsco, Inc.	57	10,268
Casey's General Stores, Inc.	64	10,175
Skechers U.S.A., Inc. — Class A*	234	10,106
Williams-Sonoma, Inc.	136	9,988
JetBlue Airways Corp.*	505	9,454
Toll Brothers, Inc.	226	8,929
Brunswick Corp.	143	8,577
Churchill Downs, Inc.	62	8,507
Carter's, Inc.	77	8,419
Marriott Vacations Worldwide Corp.	65	8,369
Deckers Outdoor Corp.*	49	8,274
Mattel, Inc.*,1	607	8,225
Wyndham Destinations, Inc.	159	8,219
GrubHub, Inc.*,1	160	7,782
Scotts Miracle-Gro Co. — Class A	69	7,327
Foot Locker, Inc.	187	7,291
Thor Industries, Inc.	97	7,206
Wendy's Co.	322	7,152
Tempur Sealy International, Inc.*	80	6,965
Eldorado Resorts, Inc.*	114	6,799
Cracker Barrel Old Country Store, Inc.[1]	42	6,457
Texas Roadhouse, Inc. — Class A	114	6,421
Goodyear Tire & Rubber Co.	407	6,331
Cinemark Holdings, Inc.	187	6,330
Ollie's Bargain Outlet Holdings, Inc.*	96	6,270
Six Flags Entertainment Corp.	138	6,225
MSC Industrial Direct Company, Inc. — Class A	79	6,199
RH*	29	6,192
FirstCash, Inc.	75	6,047
Choice Hotels International, Inc.	56	5,792
Dick's Sporting Goods, Inc.	111	5,493
KB Home	150	5,140
Columbia Sportswear Co.	51	5,110
AutoNation, Inc.*	103	5,009
World Fuel Services Corp.	114	4,950
KAR Auction Services, Inc.	225	4,903
Penn National Gaming, Inc.*	191	4,882
BJ's Wholesale Club Holdings, Inc.*	214	4,866
Dana, Inc.	252	4,587
Herman Miller, Inc.	103	4,290
Visteon Corp.*	49	4,243
Boyd Gaming Corp.	140	4,192
American Eagle Outfitters, Inc.	278	4,087
Nu Skin Enterprises, Inc. — Class A	97	3,975
Bed Bath & Beyond, Inc.	221	3,823
TRI Pointe Group, Inc.*	244	3,802
Sally Beauty Holdings, Inc.*	204	3,723
Urban Outfitters, Inc.*	123	3,416
Adient plc*	152	3,230
Jack in the Box, Inc.	41	3,199
HNI Corp.	75	2,809
Cheesecake Factory, Inc.[1]	72	2,798
Brinker International, Inc.	65	2,730
Resideo Technologies, Inc.*	215	2,565
Scientific Games Corp. — Class A*	95	2,544
Papa John's International, Inc.	39	2,463
Delphi Technologies plc*	151	1,937
Dillard's, Inc. — Class A1	17	1,249
Total Consumer, Cyclical		457,802
Technology - 1.6%
Tyler Technologies, Inc.*	68	20,401
Teradyne, Inc.	293	19,980
Fair Isaac Corp.*	51	19,109
Cypress Semiconductor Corp.	646	15,071
PTC, Inc.*	182	13,630
Monolithic Power Systems, Inc.	71	12,640
Ceridian HCM Holding, Inc.*	176	11,947
CDK Global, Inc.	212	11,592
CACI International, Inc. — Class A*	44	10,999
Lumentum Holdings, Inc.*	135	10,705
MKS Instruments, Inc.	95	10,451
Manhattan Associates, Inc.*	112	8,932
Silicon Laboratories, Inc.*	76	8,815

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 18.2% (continued)
Technology - 1.6% (continued)
Cree, Inc.*	188	$8,676
MAXIMUS, Inc.	112	8,332
Cirrus Logic, Inc.*	101	8,323
NCR Corp.*	223	7,841
ACI Worldwide, Inc.*	202	7,653
j2 Global, Inc.	81	7,590
Science Applications International Corp.	86	7,484
Cabot Microelectronics Corp.	51	7,360
Blackbaud, Inc.	86	6,846
Perspecta, Inc.	241	6,372
Semtech Corp.*	116	6,136
Teradata Corp.*	197	5,274
Synaptics, Inc.*	59	3,881
CommVault Systems, Inc.*	74	3,303
Allscripts Healthcare Solutions, Inc.*	284	2,787
NetScout Systems, Inc.*	115	2,768
Total Technology		274,898
Basic Materials - 0.8%
RPM International, Inc.	227	17,424
Royal Gold, Inc.	115	14,059
Reliance Steel & Aluminum Co.	117	14,012
Steel Dynamics, Inc.	377	12,833
Ashland Global Holdings, Inc.	105	8,035
Valvoline, Inc.	330	7,065
Ingevity Corp.*	73	6,379
NewMarket Corp.	13	6,325
Chemours Co.	286	5,174
PolyOne Corp.	135	4,967
Sensient Technologies Corp.	74	4,891
Olin Corp.	279	4,813
Cabot Corp.	100	4,752
Commercial Metals Co.	208	4,632
Allegheny Technologies, Inc.*	221	4,566
Carpenter Technology Corp.	84	4,182
Domtar Corp.	100	3,824
Compass Minerals International, Inc.	59	3,596
Minerals Technologies, Inc.	61	3,515
United States Steel Corp.[1]	298	3,400
Total Basic Materials		138,444
Utilities - 0.8%
Aqua America, Inc.	378	17,743
UGI Corp.	366	16,529
OGE Energy Corp.	350	15,565
IDACORP, Inc.	88	9,398
Hawaiian Electric Industries, Inc.	191	8,950
ONE Gas, Inc.	92	8,608
Black Hills Corp.	108	8,482
New Jersey Resources Corp.	167	7,443
Spire, Inc.	89	7,415
ALLETE, Inc.	90	7,305
Southwest Gas Holdings, Inc.	96	7,293
PNM Resources, Inc.	139	7,049
National Fuel Gas Co.	151	7,028
NorthWestern Corp.	88	6,307
Total Utilities		135,115
Communications - 0.6%
FactSet Research Systems, Inc.	66	17,708
Cable One, Inc.	9	13,396
Ciena Corp.*	271	11,569
Etsy, Inc.*	207	9,170
New York Times Co. — Class A	252	8,107
ViaSat, Inc.*	101	7,393
LogMeIn, Inc.	85	7,288
TEGNA, Inc.	380	6,342
TripAdvisor, Inc.	184	5,590
World Wrestling Entertainment, Inc. — Class A	83	5,384
Telephone & Data Systems, Inc.	171	4,348
Yelp, Inc. — Class A*	112	3,901
John Wiley & Sons, Inc. — Class A	77	3,736
AMC Networks, Inc. — Class A*	77	3,042
InterDigital, Inc.	54	2,942
Meredith Corp.	70	2,273
Total Communications		112,189
Energy - 0.5%
WPX Energy, Inc.*	729	10,017
SolarEdge Technologies, Inc.*	85	8,083
First Solar, Inc.*	133	7,443
Murphy Oil Corp.	261	6,995
Transocean Ltd.*	1,006	6,921
Murphy USA, Inc.*	51	5,967
PBF Energy, Inc. — Class A	178	5,584
Equities Corp.	447	4,872
Equitrans Midstream Corp.	357	4,769
Apergy Corp.*	136	4,594
Antero Midstream Corp.[1]	520	3,947
Patterson-UTI Energy, Inc.	340	3,570
Matador Resources Co.*	192	3,450
Core Laboratories N.V.	78	2,938
CNX Resources Corp.*	326	2,885
NOW, Inc.*	190	2,136
Chesapeake Energy Corp.*,1	2,052	1,694
Total Energy		85,865
Total Common Stocks
(Cost $2,897,084)		3,195,778

MUTUAL FUNDS† - 47.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	456,943	4,546,588
Guggenheim Strategy Fund II2	151,607	3,750,748
Total Mutual Funds
(Cost $8,318,864)		8,297,336

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 250.8%
Federal Home Loan Bank
1.15% due 01/02/20[3]	$15,000,000	$14,999,521
1.50% due 01/02/20[3]	10,500,000	10,499,562
1.59% due 01/02/20[3]	1,000,000	999,956
Fannie Mae
1.51% due 01/02/20[3]	17,600,000	17,599,262
Total Federal Agency Discount Notes
(Cost $44,098,301)		44,098,301

U.S. TREASURY BILLS†† - 24.1%
U.S. Treasury Bills
1.50% due 01/14/20[3]	2,507,000	2,505,774

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
U.S. TREASURY BILLS†† - 24.1% (continued)
1.54% due 01/14/20[3,4]	$825,000	$824,596
1.47% due 02/04/20[3,5]	500,000	499,283
1.49% due 01/14/20[3]	400,000	399,804
Total U.S. Treasury Bills
(Cost $4,229,238)		4,229,457

FEDERAL AGENCY NOTES†† - 5.7%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[6]	1,000,000	999,480
Total Federal Agency Notes
(Cost $1,000,000)		999,480

REPURCHASE AGREEMENTS††,7 - 83.9%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[4]	8,965,510	8,965,510
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[4]	2,890,893	2,890,893
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[4]	2,890,893	2,890,893
Total Repurchase Agreements
(Cost $14,747,296)		14,747,296

	Shares
SECURITIES LENDING COLLATERAL†,8 - 6.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[9]	1,133,775	1,133,775
Total Securities Lending Collateral
(Cost $1,133,775)		1,133,775
Total Investments - 436.3%
(Cost $76,424,558)		$76,701,423
Other Assets & Liabilities, net - (336.3)%		(59,121,555)
Total Net Assets - 100.0%		$17,579,868

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	49	Mar 2020	$10,115,070	$222,958

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	1.95% (1 Week USD LIBOR + 0.35%)	At Maturity	01/31/20	5,867	$12,103,895	$13,494
BNP Paribas	S&P MidCap 400 Index	2.25% (1 Month USD LIBOR + 0.45%)	At Maturity	01/28/20	246	507,612	(1,060)
Goldman Sachs International	S&P MidCap 400 Index	2.00% (1 Week USD LIBOR + 0.40%)	At Maturity	01/28/20	277	570,823	(1,085)
						$13,182,330	$11,349

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[6]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of December 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

LIBOR – London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,195,778	$—	$—	$3,195,778
Mutual Funds	8,297,336	—	—	8,297,336
Federal Agency Discount Notes	—	44,098,301	—	44,098,301
U.S. Treasury Bills	—	4,229,457	—	4,229,457
Federal Agency Notes	—	999,480	—	999,480
Repurchase Agreements	—	14,747,296	—	14,747,296
Securities Lending Collateral	1,133,775	—	—	1,133,775
Equity Futures Contracts**	222,958	—	—	222,958
Equity Index Swap Agreements**	—	13,494	—	13,494
Total Assets	$12,849,847	$64,088,028	$—	$76,937,875

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,145	$—	$2,145

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,772,674	$2,499,999	$(3,500,000)	$(29,012)	$7,087	$3,750,748	151,607	$118,291
Guggenheim Ultra Short Duration Fund — Institutional Class	4,057,739	3,000,001	(2,500,000)	(11,959)	807	4,546,588	456,943	84,105
	$8,830,413	$5,500,000	$(6,000,000)	$(40,971)	$7,894	$8,297,336		$202,396

Monthly Rebalance NASDAQ-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 71.9%
Technology - 31.5%
Apple, Inc.	63,789	$18,731,640
Microsoft Corp.	109,523	17,271,777
Intel Corp.	79,663	4,767,830
Adobe, Inc.*	8,864	2,923,436
NVIDIA Corp.	11,208	2,637,242
Broadcom, Inc.	7,264	2,295,569
Texas Instruments, Inc.	17,119	2,196,196
QUALCOMM, Inc.	20,910	1,844,889
Fiserv, Inc.*	12,451	1,439,709
Intuit, Inc.	4,767	1,248,620
Micron Technology, Inc.*	20,274	1,090,336
Applied Materials, Inc.	16,916	1,032,553
Advanced Micro Devices, Inc.*	20,394	935,269
Activision Blizzard, Inc.	14,069	835,980
Analog Devices, Inc.	6,745	801,576
Lam Research Corp.	2,657	776,907
Autodesk, Inc.*	4,021	737,693
NXP Semiconductor N.V.	5,118	651,317
Cognizant Technology Solutions Corp. — Class A	10,028	621,937
Electronic Arts, Inc.*	5,347	574,856
Paychex, Inc.	6,554	557,483
KLA Corp.	2,890	514,911
Workday, Inc. — Class A*	3,003	493,843
Microchip Technology, Inc.[1]	4,376	458,255
Xilinx, Inc.	4,604	450,133
Cerner Corp.	5,752	422,139
Splunk, Inc.*	2,772	415,163
NetEase, Inc. ADR	1,336	409,671
ASML Holding N.V. — Class G	1,356	401,295
ANSYS, Inc.*	1,542	396,926
Synopsys, Inc.*	2,752	383,078
Skyworks Solutions, Inc.	3,120	377,146
Cadence Design Systems, Inc.*	5,139	356,441
Western Digital Corp.	5,446	345,658
Check Point Software Technologies Ltd.*	2,788	309,356
Maxim Integrated Products, Inc.	4,956	304,843
Citrix Systems, Inc.	2,384	264,386
NetApp, Inc.	4,180	260,205
Take-Two Interactive Software, Inc.*	2,076	254,165
Total Technology		70,790,429
Communications - 23.7%
Amazon.com, Inc.*	7,118	13,152,925
Facebook, Inc. — Class A*	34,548	7,090,977
Alphabet, Inc. — Class A*	4,935	6,609,890
Alphabet, Inc. — Class C*	4,932	6,594,183
Comcast Corp. — Class A	83,139	3,738,761
Cisco Systems, Inc.	77,689	3,725,964
Netflix, Inc.*	8,024	2,596,326
Charter Communications, Inc. — Class A*	3,933	1,907,819
Booking Holdings, Inc.*	767	1,575,211
T-Mobile US, Inc.*	15,668	1,228,685
Baidu, Inc. ADR*	5,063	639,963
JD.com, Inc. ADR*	16,974	597,994
Sirius XM Holdings, Inc.[1]	81,011	579,229
eBay, Inc.	14,898	537,967
MercadoLibre, Inc.*	910	520,465
VeriSign, Inc.*	2,150	414,262
CDW Corp.	2,631	375,812
Trip.com Group Ltd. ADR*	9,577	321,212
Expedia Group, Inc.	2,551	275,865
Fox Corp. — Class A	6,491	240,621
Fox Corp. — Class B	4,875	177,450
Liberty Global plc — Class C*	8,035	175,123
Liberty Global plc — Class A*	3,324	75,588
Total Communications		53,152,292
Consumer, Non-cyclical - 10.0%
PepsiCo, Inc.	25,537	3,490,142
Amgen, Inc.	10,881	2,623,083
PayPal Holdings, Inc.*	21,502	2,325,872
Gilead Sciences, Inc.	23,168	1,505,457
Mondelez International, Inc. — Class A	26,368	1,452,349
Automatic Data Processing, Inc.	7,924	1,351,042
Intuitive Surgical, Inc.*	2,116	1,250,873
Vertex Pharmaceuticals, Inc.*	4,709	1,031,036
Biogen, Inc.*	3,303	980,099
Illumina, Inc.*	2,692	893,044
Regeneron Pharmaceuticals, Inc.*	1,977	742,324
Kraft Heinz Co.	22,362	718,491
Monster Beverage Corp.*	9,846	625,713
Cintas Corp.	1,895	509,907
Verisk Analytics, Inc. — Class A	3,001	448,169
Alexion Pharmaceuticals, Inc.*	4,052	438,224
IDEXX Laboratories, Inc.*	1,571	410,235
Align Technology, Inc.*	1,443	402,655
CoStar Group, Inc.*	671	401,459
Seattle Genetics, Inc.*	3,139	358,662
Incyte Corp.*	3,945	344,477
BioMarin Pharmaceutical, Inc.*	3,290	278,169
Total Consumer, Non-cyclical		22,581,482
Consumer, Cyclical - 5.4%
Costco Wholesale Corp.	8,090	2,377,813
Starbucks Corp.	21,628	1,901,534
Tesla, Inc.*	3,301	1,380,907
Walgreens Boots Alliance, Inc.	16,345	963,701
Marriott International, Inc. — Class A	5,987	906,611
Ross Stores, Inc.	6,624	771,166
O'Reilly Automotive, Inc.*	1,385	606,990
Lululemon Athletica, Inc.*	2,255	522,416
PACCAR, Inc.	6,334	501,020
United Airlines Holdings, Inc.*	4,634	408,209
Dollar Tree, Inc.*	4,333	407,518
Fastenal Co.	10,503	388,086
Copart, Inc.*	4,256	387,041
Ulta Beauty, Inc.*	1,078	272,885
American Airlines Group, Inc.	8,022	230,071
Total Consumer, Cyclical		12,025,968
Utilities - 0.6%
Exelon Corp.	17,802	811,593
Xcel Energy, Inc.	9,820	623,472
Total Utilities		1,435,065
Industrial - 0.5%
CSX Corp.	14,327	1,036,702

Monthly Rebalance NASDAQ-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 71.9% (continued)
Financial - 0.2%
Willis Towers Watson plc	2,354	$475,367
Total Common Stocks
(Cost $151,025,580)		161,497,305

MUTUAL FUNDS† - 9.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,061,080	10,557,748
Guggenheim Strategy Fund II2	426,287	10,546,330
Total Mutual Funds
(Cost $21,149,027)		21,104,078

	Face Amount
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
1.50% due 01/14/20[3,4]	$1,400,000	1,399,315
1.47% due 02/04/20[4,5]	500,000	499,283
Total U.S. Treasury Bills
(Cost $1,898,529)		1,898,598

REPURCHASE AGREEMENTS††,6 - 15.2%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[3]	20,771,829	20,771,829
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[3]	6,697,794	6,697,794
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[3]	6,697,794	6,697,794
Total Repurchase Agreements
(Cost $34,167,417)		34,167,417

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[8]	609,758	609,758
Total Securities Lending Collateral
(Cost $609,758)		609,758
Total Investments - 97.6%
(Cost $208,850,311)		$219,277,156
Other Assets & Liabilities, net - 2.4%		5,404,452
Total Net Assets - 100.0%		$224,681,608

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	385	Mar 2020	$67,357,675	$1,465,314

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.10% (1 Week USD LIBOR + 0.50%)	At Maturity	01/31/20	1,684	$14,702,466	$39,304
BNP Paribas	NASDAQ-100 Index	2.45% (1 Month USD LIBOR + 0.65%)	At Maturity	01/28/20	2,258	19,719,574	(102,155)
Goldman Sachs International	NASDAQ-100 Index	2.15% (1 Week USD LIBOR + 0.55%)	At Maturity	01/28/20	21,315	186,146,745	(946,207)
						$220,568,785	$(1,009,058)

Monthly Rebalance NASDAQ-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

LIBOR – London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$161,497,305	$—	$—	$161,497,305
Mutual Funds	21,104,078	—	—	21,104,078
U.S. Treasury Bills	—	1,898,598	—	1,898,598
Repurchase Agreements	—	34,167,417	—	34,167,417
Securities Lending Collateral	609,758	—	—	609,758
Equity Futures Contracts**	1,465,314	—	—	1,465,314
Equity Index Swap Agreements**	—	39,304	—	39,304
Total Assets	$184,676,455	$36,105,319	$—	$220,781,774

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,048,362	$—	$1,048,362

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,369,514	$8,700,000	$(4,500,000)	$(24,337)	1,153	$10,546,330	426,287	$163,914
Guggenheim Ultra Short Duration Fund — Institutional Class	6,371,937	10,200,000	(6,000,000)	(12,201)	(1,988)	10,557,748	1,061,080	136,586
	$12,741,451	$18,900,000	$(10,500,000)	$(36,538)	$(835)	$21,104,078		$300,500

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 92.2%
Technology - 40.4%
Apple, Inc.	460,281	$135,161,516
Microsoft Corp.	790,273	124,626,052
Intel Corp.	574,814	34,402,618
Adobe, Inc.*	63,967	21,096,956
NVIDIA Corp.	80,871	19,028,946
Broadcom, Inc.	52,417	16,564,820
Texas Instruments, Inc.	123,522	15,846,637
QUALCOMM, Inc.	150,885	13,312,584
Fiserv, Inc.*	89,842	10,388,431
Intuit, Inc.	34,397	9,009,606
Micron Technology, Inc.*	146,287	7,867,315
Applied Materials, Inc.	122,066	7,450,909
Advanced Micro Devices, Inc.*	147,156	6,748,574
Activision Blizzard, Inc.	101,519	6,032,259
Analog Devices, Inc.	48,668	5,783,705
Lam Research Corp.	19,171	5,605,601
Autodesk, Inc.*	29,017	5,323,459
NXP Semiconductor N.V.	36,937	4,700,603
Cognizant Technology Solutions Corp. — Class A	72,356	4,487,519
Electronic Arts, Inc.*	38,582	4,147,951
Paychex, Inc.	47,299	4,023,253
KLA Corp.	20,851	3,715,023
Workday, Inc. — Class A*	21,671	3,563,796
Microchip Technology, Inc.[1]	31,579	3,306,953
Xilinx, Inc.	33,229	3,248,799
Cerner Corp.	41,505	3,046,052
Splunk, Inc.*	19,998	2,995,100
NetEase, Inc. ADR	9,641	2,956,316
ASML Holding N.V. — Class G	9,786	2,896,069
ANSYS, Inc.*	11,125	2,863,686
Synopsys, Inc.*	19,859	2,764,373
Skyworks Solutions, Inc.	22,514	2,721,492
Cadence Design Systems, Inc.*	37,078	2,571,730
Western Digital Corp.	39,299	2,494,308
Check Point Software Technologies Ltd.*	20,117	2,232,182
Maxim Integrated Products, Inc.	35,759	2,199,536
Citrix Systems, Inc.	17,207	1,908,256
NetApp, Inc.	30,158	1,877,335
Take-Two Interactive Software, Inc.*	14,978	1,833,757
Total Technology		510,804,077
Communications - 30.3%
Amazon.com, Inc.*	51,360	94,905,062
Facebook, Inc. — Class A*	249,288	51,166,362
Alphabet, Inc. — Class A*	35,612	47,698,357
Alphabet, Inc. — Class C*	35,589	47,583,205
Comcast Corp. — Class A	599,895	26,977,278
Cisco Systems, Inc.	560,577	26,885,273
Netflix, Inc.*	57,911	18,738,262
Charter Communications, Inc. — Class A*	28,381	13,767,056
Booking Holdings, Inc.*	5,531	11,359,181
T-Mobile US, Inc.*	113,057	8,865,930
Baidu, Inc. ADR*	36,536	4,618,150
JD.com, Inc. ADR*	122,484	4,315,111
Sirius XM Holdings, Inc.[1]	584,555	4,179,568
eBay, Inc.	107,500	3,881,825
MercadoLibre, Inc.*	6,569	3,757,074
VeriSign, Inc.*	15,515	2,989,430
CDW Corp.	18,985	2,711,818
Trip.com Group Ltd. ADR*	69,107	2,317,849
Expedia Group, Inc.	18,416	1,991,506
Fox Corp. — Class A	46,846	1,736,581
Fox Corp. — Class B	35,173	1,280,297
Liberty Global plc — Class C*	57,981	1,263,696
Liberty Global plc — Class A*	23,987	545,464
Total Communications		383,534,335
Consumer, Non-cyclical - 12.9%
PepsiCo, Inc.	184,263	25,183,224
Amgen, Inc.	78,516	18,927,852
PayPal Holdings, Inc.*	155,159	16,783,549
Gilead Sciences, Inc.	167,178	10,863,226
Mondelez International, Inc. — Class A	190,260	10,479,521
Automatic Data Processing, Inc.	57,177	9,748,679
Intuitive Surgical, Inc.*	15,272	9,028,043
Vertex Pharmaceuticals, Inc.*	33,980	7,439,921
Biogen, Inc.*	23,844	7,075,230
Illumina, Inc.*	19,425	6,444,050
Regeneron Pharmaceuticals, Inc.*	14,264	5,355,847
Kraft Heinz Co.	161,366	5,184,690
Monster Beverage Corp.*	71,050	4,515,228
Cintas Corp.	13,677	3,680,207
Verisk Analytics, Inc. — Class A	21,654	3,233,808
Alexion Pharmaceuticals, Inc.*	29,242	3,162,522
IDEXX Laboratories, Inc.*	11,335	2,959,908
Align Technology, Inc.*	10,414	2,905,923
CoStar Group, Inc.*	4,841	2,896,370
Seattle Genetics, Inc.*	22,646	2,587,532
Incyte Corp.*	28,463	2,485,389
BioMarin Pharmaceutical, Inc.*	23,736	2,006,879
Total Consumer, Non-cyclical		162,947,598
Consumer, Cyclical - 6.9%
Costco Wholesale Corp.	58,378	17,158,462
Starbucks Corp.	156,059	13,720,707
Tesla, Inc.*,1	23,818	9,963,784
Walgreens Boots Alliance, Inc.	117,942	6,953,860
Marriott International, Inc. — Class A	43,202	6,542,079
Ross Stores, Inc.	47,799	5,564,760
O'Reilly Automotive, Inc.*	9,998	4,381,723
Lululemon Athletica, Inc.*	16,272	3,769,734
PACCAR, Inc.	45,704	3,615,186
United Airlines Holdings, Inc.*	33,437	2,945,465
Dollar Tree, Inc.*	31,273	2,941,226
Fastenal Co.	75,787	2,800,330
Copart, Inc.*	30,716	2,793,313
Ulta Beauty, Inc.*	7,776	1,968,417
American Airlines Group, Inc.	57,885	1,660,142
Total Consumer, Cyclical		86,779,188
Utilities - 0.8%
Exelon Corp.	128,456	5,856,309
Xcel Energy, Inc.	70,858	4,498,774
Total Utilities		10,355,083
Industrial - 0.6%
CSX Corp.	103,379	7,480,504

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 92.2% (continued)
Financial - 0.3%
Willis Towers Watson plc	16,990	$3,430,961
Total Common Stocks
(Cost $481,543,777)		1,165,331,746

MUTUAL FUNDS† - 3.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,610,622	16,025,687
Guggenheim Strategy Fund II2	575,584	14,239,960
Guggenheim Strategy Fund III[2]	356,029	8,801,037
Total Mutual Funds
(Cost $39,328,710)		39,066,684

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 3.3%
Federal Home Loan Bank
1.15% due 01/02/20[3]	$30,000,000	29,999,042
1.60% due 01/02/20[3]	12,000,000	11,999,466
Total Federal Agency Discount Notes
(Cost $41,998,508)		41,998,508

FEDERAL AGENCY NOTES†† - 0.8%
Farmer Mac
1.73% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[4]	9,500,000	9,499,978
Total Federal Agency Notes
(Cost $9,500,000)		9,499,978

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
1.47% due 02/04/20[3,5]	3,417,000	3,412,098
1.50% due 01/14/20[3,5]	475,000	474,767
1.49% due 01/14/20[3,5]	250,000	249,878
Total U.S. Treasury Bills
(Cost $4,136,763)		4,136,743

REPURCHASE AGREEMENTS††,6 - 0.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[7]	3,768,261	3,768,261
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[7]	1,215,061	1,215,061
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[7]	1,215,061	1,215,061
Total Repurchase Agreements
(Cost $6,198,383)		6,198,383

	Shares
SECURITIES LENDING COLLATERAL†,8 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[9]	13,274,674	13,274,674
Total Securities Lending Collateral
(Cost $13,274,674)		13,274,674
Total Investments - 101.3%
(Cost $595,980,815)		$1,279,506,716
Other Assets & Liabilities, net - (1.3)%		(15,943,871)
Total Net Assets - 100.0%		$1,263,562,845

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	455	Mar 2020	$79,604,525	$2,616,944

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.10% (1 Week USD LIBOR + 0.50%)	At Maturity	01/31/20	1,061	$9,268,734	$24,779
Goldman Sachs International	NASDAQ-100 Index	2.15% (1 Week USD LIBOR + 0.55%)	At Maturity	01/28/20	284	2,478,439	(11,154)
BNP Paribas	NASDAQ-100 Index	2.45% (1 Month USD LIBOR + 0.65%)	At Maturity	01/28/20	785	6,851,777	(35,492)
						$18,598,950	$(21,867)

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,165,331,746	$—	$—	$1,165,331,746
Mutual Funds	39,066,684	—	—	39,066,684
Federal Agency Discount Notes	—	41,998,508	—	41,998,508
Federal Agency Notes	—	9,499,978	—	9,499,978
U.S. Treasury Bills	—	4,136,743	—	4,136,743
Repurchase Agreements	—	6,198,383	—	6,198,383
Securities Lending Collateral	13,274,674	—	—	13,274,674
Equity Futures Contracts**	2,616,944	—	—	2,616,944
Equity Index Swap Agreements**	—	24,779	—	24,779
Total Assets	$1,220,290,048	$61,858,391	$—	$1,282,148,439

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$46,646	$—	$46,646

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,280,251	$–	$–	$–	$(40,291)	$14,239,960	575,584	$316,225
Guggenheim Strategy Fund III	8,825,959	–	–	–	(24,922)	8,801,037	356,029	195,236
Guggenheim Ultra Short Duration Fund — Institutional Class	11,953,180	4,100,000	–	–	(27,493)	16,025,687	1,610,622	245,054
	$35,059,390	$4,100,000	$–	$–	$(92,706)	$39,066,684		$756,515

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 53.6%
Consumer, Non-cyclical - 11.8%
Johnson & Johnson	12,744	$1,858,967
Procter & Gamble Co.	12,076	1,508,292
UnitedHealth Group, Inc.	4,588	1,348,780
Merck & Company, Inc.	12,329	1,121,322
Pfizer, Inc.	26,800	1,050,024
Coca-Cola Co.	18,673	1,033,550
PepsiCo, Inc.	6,752	922,796
Abbott Laboratories	8,558	743,348
Medtronic plc	6,491	736,404
Bristol-Myers Squibb Co.	11,351	728,621
Amgen, Inc.	2,877	693,558
Philip Morris International, Inc.	7,535	641,153
AbbVie, Inc.	7,161	634,035
Thermo Fisher Scientific, Inc.	1,942	630,897
PayPal Holdings, Inc.*	5,686	615,055
Eli Lilly & Co.	4,091	537,680
Danaher Corp.	3,095	475,021
CVS Health Corp.	6,299	467,953
Altria Group, Inc.	9,046	451,486
Gilead Sciences, Inc.	6,126	398,068
Mondelez International, Inc. — Class A	6,972	384,018
Anthem, Inc.	1,228	370,893
Cigna Corp.	1,808	369,718
Automatic Data Processing, Inc.	2,095	357,198
Becton Dickinson and Co.	1,310	356,281
Intuitive Surgical, Inc.*	560	331,044
Stryker Corp.	1,559	327,296
S&P Global, Inc.	1,185	323,564
Zoetis, Inc.	2,306	305,199
Boston Scientific Corp.*	6,749	305,190
Allergan plc	1,590	303,960
Colgate-Palmolive Co.	4,151	285,755
Vertex Pharmaceuticals, Inc.*	1,246	272,812
Global Payments, Inc.	1,456	265,807
Biogen, Inc.*	874	259,342
Illumina, Inc.*	712	236,199
Edwards Lifesciences Corp.*	1,010	235,623
Humana, Inc.	641	234,939
Kimberly-Clark Corp.	1,661	228,471
Estee Lauder Companies, Inc. — Class A	1,078	222,650
Sysco Corp.	2,471	211,369
Baxter International, Inc.	2,473	206,792
HCA Healthcare, Inc.	1,281	189,345
Moody's Corp.	786	186,604
General Mills, Inc.	2,927	156,770
Constellation Brands, Inc. — Class A	812	154,077
Zimmer Biomet Holdings, Inc.	996	149,081
IHS Markit Ltd.*	1,942	146,330
Regeneron Pharmaceuticals, Inc.*	387	145,311
IQVIA Holdings, Inc.*	874	135,042
Tyson Foods, Inc. — Class A	1,430	130,187
Centene Corp.*	2,004	125,991
Archer-Daniels-Midland Co.	2,696	124,960
FleetCor Technologies, Inc.*	420	120,843
McKesson Corp.	873	120,753
Verisk Analytics, Inc. — Class A	793	118,427
Monster Beverage Corp.*	1,849	117,504
Alexion Pharmaceuticals, Inc.*	1,072	115,937
Kroger Co.	3,883	112,568
Cintas Corp.	406	109,247
IDEXX Laboratories, Inc.*	415	108,369
ResMed, Inc.	696	107,859
Corteva, Inc.	3,624	107,125
Hershey Co.	718	105,532
McCormick & Company, Inc.	598	101,499
Kraft Heinz Co.	3,016	96,904
Align Technology, Inc.*	347	96,827
Clorox Co.	608	93,352
Teleflex, Inc.	224	84,323
Church & Dwight Company, Inc.	1,188	83,564
Kellogg Co.	1,206	83,407
Equifax, Inc.	586	82,110
Conagra Brands, Inc.	2,356	80,669
WellCare Health Plans, Inc.*	244	80,571
Laboratory Corporation of America Holdings*	470	79,510
Cooper Companies, Inc.	241	77,431
Incyte Corp.*	866	75,619
Cardinal Health, Inc.	1,417	71,672
MarketAxess Holdings, Inc.	184	69,756
Quest Diagnostics, Inc.	653	69,734
Hologic, Inc.*	1,298	67,769
Gartner, Inc.*	433	66,725
STERIS plc	411	62,645
Varian Medical Systems, Inc.*	440	62,484
AmerisourceBergen Corp. — Class A	729	61,980
Dentsply Sirona, Inc.	1,078	61,004
Lamb Weston Holdings, Inc.	708	60,909
Hormel Foods Corp.	1,347	60,763
United Rentals, Inc.*	364	60,704
Brown-Forman Corp. — Class B	882	59,623
JM Smucker Co.	552	57,480
Universal Health Services, Inc. — Class B	389	55,806
Avery Dennison Corp.	404	52,851
Mylan N.V.*	2,499	50,230
Molson Coors Beverage Co. — Class B	910	49,049
Henry Schein, Inc.*	711	47,438
Campbell Soup Co.	818	40,426
ABIOMED, Inc.*	219	37,359
Robert Half International, Inc.	569	35,932
Nielsen Holdings plc	1,723	34,977
Perrigo Company plc	659	34,044
DaVita, Inc.*	434	32,563
Quanta Services, Inc.	689	28,049
Rollins, Inc.	682	22,615
H&R Block, Inc.	946	22,212
Coty, Inc. — Class A	1,431	16,099
Total Consumer, Non-cyclical		28,447,676
Technology - 10.1%
Apple, Inc.	20,224	5,938,778
Microsoft Corp.	36,940	5,825,438
Intel Corp.	21,064	1,260,680
Adobe, Inc.*	2,344	773,075
salesforce.com, Inc.*	4,295	698,539

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 53.6% (continued)
Technology - 10.1% (continued)
NVIDIA Corp.	2,963	$697,194
Accenture plc — Class A	3,075	647,503
Broadcom, Inc.	1,921	607,074
Texas Instruments, Inc.	4,526	580,640
International Business Machines Corp.	4,288	574,763
Oracle Corp.	10,492	555,866
QUALCOMM, Inc.	5,529	487,824
Fidelity National Information Services, Inc.	2,976	413,932
Intuit, Inc.	1,260	330,032
Fiserv, Inc.*	2,765	319,717
Micron Technology, Inc.*	5,360	288,261
Applied Materials, Inc.	4,473	273,032
ServiceNow, Inc.*	913	257,758
Advanced Micro Devices, Inc.*	5,392	247,277
Activision Blizzard, Inc.	3,721	221,102
Analog Devices, Inc.	1,783	211,892
Lam Research Corp.	702	205,265
Autodesk, Inc.*	1,065	195,385
Cognizant Technology Solutions Corp. — Class A	2,651	164,415
Electronic Arts, Inc.*	1,414	152,019
HP, Inc.	7,176	147,467
KLA Corp.	764	136,122
Paychex, Inc.	1,543	131,247
Microchip Technology, Inc.	1,158	121,266
Xilinx, Inc.	1,218	119,084
Cerner Corp.	1,521	111,626
ANSYS, Inc.*	415	106,825
MSCI, Inc. — Class A	411	106,112
Synopsys, Inc.*	728	101,338
Skyworks Solutions, Inc.	825	99,726
Hewlett Packard Enterprise Co.	6,266	99,379
Cadence Design Systems, Inc.*	1,359	94,260
Western Digital Corp.	1,441	91,460
Maxim Integrated Products, Inc.	1,310	80,578
Fortinet, Inc.*	688	73,451
NetApp, Inc.	1,105	68,786
Broadridge Financial Solutions, Inc.	556	68,688
Akamai Technologies, Inc.*	782	67,549
Take-Two Interactive Software, Inc.*	548	67,092
Zebra Technologies Corp. — Class A*	261	66,670
Seagate Technology plc	1,119	66,580
Citrix Systems, Inc.	593	65,764
Qorvo, Inc.*	564	65,554
Leidos Holdings, Inc.	645	63,139
Jack Henry & Associates, Inc.	373	54,335
DXC Technology Co.	1,240	46,612
Xerox Holdings Corp.	902	33,256
IPG Photonics Corp.*	173	25,071
Total Technology		24,306,498
Financial - 9.4%
Berkshire Hathaway, Inc. — Class B*	9,471	2,145,182
JPMorgan Chase & Co.	15,189	2,117,347
Visa, Inc. — Class A	8,291	1,557,879
Bank of America Corp.	39,203	1,380,730
Mastercard, Inc. — Class A	4,299	1,283,638
Wells Fargo & Co.	18,637	1,002,671
Citigroup, Inc.	10,572	844,597
American Tower Corp. — Class A REIT	2,145	492,964
U.S. Bancorp	6,882	408,034
American Express Co.	3,250	404,592
Truist Financial Corp.	6,494	365,742
Goldman Sachs Group, Inc.	1,543	354,782
CME Group, Inc. — Class A	1,736	348,450
Chubb Ltd.	2,194	341,518
PNC Financial Services Group, Inc.	2,122	338,735
Morgan Stanley	5,957	304,522
BlackRock, Inc. — Class A	571	287,042
Crown Castle International Corp. REIT	2,014	286,290
Prologis, Inc. REIT	3,060	272,768
Marsh & McLennan Companies, Inc.	2,445	272,397
Charles Schwab Corp.	5,536	263,292
Intercontinental Exchange, Inc.	2,697	249,607
Equinix, Inc. REIT	413	241,068
Aon plc	1,134	236,201
Capital One Financial Corp.	2,256	232,165
Simon Property Group, Inc. REIT	1,486	221,355
American International Group, Inc.	4,212	216,202
Progressive Corp.	2,832	205,008
Bank of New York Mellon Corp.	4,064	204,541
MetLife, Inc.	3,786	192,972
Aflac, Inc.	3,555	188,059
Prudential Financial, Inc.	1,947	182,512
Allstate Corp.	1,569	176,434
Travelers Companies, Inc.	1,250	171,188
Welltower, Inc. REIT	1,966	160,779
Public Storage REIT	727	154,822
AvalonBay Communities, Inc. REIT	676	141,757
State Street Corp.	1,761	139,295
T. Rowe Price Group, Inc.	1,131	137,801
Equity Residential REIT	1,690	136,755
SBA Communications Corp. REIT	546	131,580
Discover Financial Services	1,519	128,842
Willis Towers Watson plc	623	125,809
Digital Realty Trust, Inc. REIT	1,011	121,057
Realty Income Corp. REIT	1,578	116,188
Northern Trust Corp.	1,026	109,002
Weyerhaeuser Co. REIT	3,608	108,962
M&T Bank Corp.	640	108,640
Hartford Financial Services Group, Inc.	1,746	106,104
Fifth Third Bancorp	3,436	105,623
Ventas, Inc. REIT	1,805	104,221
Synchrony Financial	2,880	103,709
Ameriprise Financial, Inc.	613	102,114
CBRE Group, Inc. — Class A*	1,621	99,351
KeyCorp	4,769	96,524
Essex Property Trust, Inc. REIT	320	96,275
Boston Properties, Inc. REIT	696	95,951

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 53.6% (continued)
Financial - 9.4% (continued)
First Republic Bank	816	$95,839
Alexandria Real Estate Equities, Inc. REIT	558	90,162
Arthur J Gallagher & Co.	904	86,088
Citizens Financial Group, Inc.	2,106	85,525
Healthpeak Properties, Inc. REIT	2,398	82,659
Regions Financial Corp.	4,672	80,171
Cincinnati Financial Corp.	736	77,390
Huntington Bancshares, Inc.	5,001	75,415
Mid-America Apartment Communities, Inc. REIT	552	72,787
Principal Financial Group, Inc.	1,251	68,805
Extra Space Storage, Inc. REIT	628	66,329
UDR, Inc. REIT	1,420	66,314
Loews Corp.	1,239	65,035
Cboe Global Markets, Inc.	537	64,440
Host Hotels & Resorts, Inc. REIT	3,473	64,424
SVB Financial Group*	250	62,760
Duke Realty Corp. REIT	1,780	61,713
Nasdaq, Inc.	556	59,548
Lincoln National Corp.	961	56,709
Everest Re Group Ltd.	199	55,091
Western Union Co.	2,030	54,363
Raymond James Financial, Inc.	598	53,497
Regency Centers Corp. REIT	811	51,166
Vornado Realty Trust REIT	769	51,138
Globe Life, Inc.	483	50,836
Comerica, Inc.	698	50,081
E*TRADE Financial Corp.	1,094	49,635
WR Berkley Corp.	703	48,577
Iron Mountain, Inc. REIT	1,391	44,331
Federal Realty Investment Trust REIT	341	43,897
Zions Bancorp North America	825	42,834
Kimco Realty Corp. REIT	2,045	42,352
Assurant, Inc.	294	38,538
Apartment Investment & Management Co. — Class A REIT	722	37,291
People's United Financial, Inc.	2,151	36,352
SL Green Realty Corp. REIT	395	36,293
Franklin Resources, Inc.	1,352	35,125
Invesco Ltd.	1,803	32,418
Unum Group	999	29,131
Alliance Data Systems Corp.	200	22,440
Total Financial		22,809,144
Communications - 7.8%
Amazon.com, Inc.*	2,017	3,727,093
Facebook, Inc. — Class A*	11,652	2,391,573
Alphabet, Inc. — Class A*	1,451	1,943,455
Alphabet, Inc. — Class C*	1,447	1,934,668
AT&T, Inc.	35,375	1,382,455
Walt Disney Co.	8,729	1,262,475
Verizon Communications, Inc.	20,028	1,229,719
Comcast Corp. — Class A	21,982	988,530
Cisco Systems, Inc.	20,542	985,194
Netflix, Inc.*	2,122	686,616
Booking Holdings, Inc.*	203	416,907
Charter Communications, Inc. — Class A*	759	368,176
Motorola Solutions, Inc.	830	133,746
eBay, Inc.	3,703	133,715
Twitter, Inc.*	3,759	120,476
T-Mobile US, Inc.*	1,533	120,218
ViacomCBS, Inc. — Class B	2,618	109,877
Corning, Inc.	3,724	108,406
CDW Corp.	696	99,417
VeriSign, Inc.*	500	96,340
Omnicom Group, Inc.	1,054	85,395
Expedia Group, Inc.	677	73,211
NortonLifeLock, Inc.	2,777	70,869
Fox Corp. — Class A	1,717	63,649
CenturyLink, Inc.	4,751	62,761
Arista Networks, Inc.*	263	53,494
Discovery, Inc. — Class C*	1,624	49,516
DISH Network Corp. — Class A*	1,240	43,983
Interpublic Group of Companies, Inc.	1,878	43,382
F5 Networks, Inc.*	294	41,057
Juniper Networks, Inc.	1,621	39,925
Fox Corp. — Class B	786	28,610
News Corp. — Class A	1,883	26,626
Discovery, Inc. — Class A*	766	25,079
News Corp. — Class B	590	8,561
Total Communications		18,955,174
Industrial - 4.7%
Boeing Co.	2,589	843,393
Honeywell International, Inc.	3,460	612,420
Union Pacific Corp.	3,362	607,816
United Technologies Corp.	3,928	588,257
3M Co.	2,784	491,153
General Electric Co.	42,292	471,979
Lockheed Martin Corp.	1,203	468,424
United Parcel Service, Inc. — Class B	3,393	397,185
Caterpillar, Inc.	2,676	395,192
Raytheon Co.	1,349	296,429
CSX Corp.	3,765	272,435
Deere & Co.	1,525	264,221
Northrop Grumman Corp.	759	261,073
Illinois Tool Works, Inc.	1,417	254,536
Norfolk Southern Corp.	1,263	245,186
Emerson Electric Co.	2,950	224,967
Waste Management, Inc.	1,890	215,384
L3Harris Technologies, Inc.	1,071	211,919
General Dynamics Corp.	1,136	200,334
Eaton Corporation plc	2,002	189,629
Roper Technologies, Inc.	505	178,886
FedEx Corp.	1,162	175,706
Amphenol Corp. — Class A	1,436	155,418
TE Connectivity Ltd.	1,620	155,261
Ingersoll-Rand plc	1,160	154,187
Johnson Controls International plc	3,735	152,052
TransDigm Group, Inc.	241	134,960
Parker-Hannifin Corp.	622	128,020
Agilent Technologies, Inc.	1,498	127,794
Stanley Black & Decker, Inc.	736	121,984
Rockwell Automation, Inc.	559	113,292
AMETEK, Inc.	1,108	110,512
Fortive Corp.	1,431	109,314
Ball Corp.	1,584	102,437

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 53.6% (continued)
Industrial - 4.7% (continued)
Mettler-Toledo International, Inc.*	118	$93,607
Keysight Technologies, Inc.*	909	93,291
Vulcan Materials Co.	641	92,298
Republic Services, Inc. — Class A	1,020	91,423
Amcor plc	7,845	85,040
Martin Marietta Materials, Inc.	303	84,731
Dover Corp.	703	81,028
Kansas City Southern	480	73,517
Waters Corp.*	312	72,899
Xylem, Inc.	873	68,784
Westinghouse Air Brake Technologies Corp.	882	68,620
Garmin Ltd.	700	68,292
Masco Corp.	1,376	66,034
Expeditors International of Washington, Inc.	825	64,367
IDEX Corp.	369	63,468
Jacobs Engineering Group, Inc.	656	58,929
Old Dominion Freight Line, Inc.	309	58,642
Arconic, Inc.	1,876	57,724
Allegion plc	451	56,168
Westrock Co.	1,249	53,595
PerkinElmer, Inc.	538	52,240
CH Robinson Worldwide, Inc.	656	51,299
Packaging Corporation of America	458	51,291
Huntington Ingalls Industries, Inc.	198	49,674
Textron, Inc.	1,105	49,283
J.B. Hunt Transport Services, Inc.	413	48,230
Snap-on, Inc.	267	45,230
Fortune Brands Home & Security, Inc.	674	44,039
Pentair plc	815	37,384
FLIR Systems, Inc.	650	33,845
AO Smith Corp.	664	31,633
Flowserve Corp.	635	31,604
Sealed Air Corp.	750	29,873
Total Industrial		11,439,837
Consumer, Cyclical - 4.5%
Home Depot, Inc.	5,282	1,153,483
Walmart, Inc.	6,870	816,431
McDonald's Corp.	3,647	720,684
Costco Wholesale Corp.	2,139	628,695
NIKE, Inc. — Class B	6,033	611,203
Starbucks Corp.	5,719	502,815
Lowe's Companies, Inc.	3,712	444,549
TJX Companies, Inc.	5,872	358,544
Target Corp.	2,454	314,627
General Motors Co.	6,088	222,821
Walgreens Boots Alliance, Inc.	3,630	214,025
Ross Stores, Inc.	1,752	203,968
Marriott International, Inc. — Class A	1,315	199,131
Dollar General Corp.	1,233	192,323
Ford Motor Co.	18,857	175,370
Delta Air Lines, Inc.	2,787	162,984
O'Reilly Automotive, Inc.*	366	160,403
VF Corp.	1,586	158,061
Hilton Worldwide Holdings, Inc.	1,367	151,614
Yum! Brands, Inc.	1,465	147,569
AutoZone, Inc.*	116	138,192
Cummins, Inc.	743	132,967
PACCAR, Inc.	1,675	132,493
Southwest Airlines Co.	2,293	123,776
Aptiv plc	1,236	117,383
Las Vegas Sands Corp.	1,637	113,019
Royal Caribbean Cruises Ltd.	833	111,214
Dollar Tree, Inc.*	1,146	107,781
Chipotle Mexican Grill, Inc. — Class A*	125	104,639
Fastenal Co.	2,778	102,647
Carnival Corp.	1,940	98,610
Best Buy Company, Inc.	1,103	96,843
United Airlines Holdings, Inc.*	1,054	92,847
Copart, Inc.*	991	90,122
DR Horton, Inc.	1,625	85,719
MGM Resorts International	2,494	82,975
Lennar Corp. — Class A	1,356	75,651
Genuine Parts Co.	704	74,786
WW Grainger, Inc.	212	71,766
Ulta Beauty, Inc.*	277	70,120
Tiffany & Co.	524	70,033
CarMax, Inc.*	796	69,785
Hasbro, Inc.	617	65,161
Wynn Resorts Ltd.	468	64,991
Darden Restaurants, Inc.	594	64,752
NVR, Inc.*	17	64,743
Norwegian Cruise Line Holdings Ltd.*	1,033	60,338
American Airlines Group, Inc.	1,888	54,148
Advance Auto Parts, Inc.	335	53,654
Tractor Supply Co.	573	53,541
LKQ Corp.*	1,486	53,050
Live Nation Entertainment, Inc.*	683	48,814
PulteGroup, Inc.	1,233	47,840
Whirlpool Corp.	306	45,144
BorgWarner, Inc.	1,001	43,423
Alaska Air Group, Inc.	597	40,446
Mohawk Industries, Inc.*	288	39,277
Kohl's Corp.	759	38,671
PVH Corp.	360	37,854
Tapestry, Inc.	1,336	36,032
Newell Brands, Inc.	1,846	35,480
Leggett & Platt, Inc.	637	32,379
Ralph Lauren Corp. — Class A	241	28,250
Capri Holdings Ltd.*	735	28,040
Harley-Davidson, Inc.	748	27,818
Hanesbrands, Inc.	1,751	26,002
Macy's, Inc.	1,496	25,432
Nordstrom, Inc.	519	21,243
L Brands, Inc.	1,126	20,403
Under Armour, Inc. — Class A*	911	19,678
Gap, Inc.	1,032	18,246
Under Armour, Inc. — Class C*	942	18,068
Total Consumer, Cyclical		10,915,586
Energy - 2.3%
Exxon Mobil Corp.	20,490	1,429,792
Chevron Corp.	9,156	1,103,389

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 53.6% (continued)
Energy - 2.3% (continued)
ConocoPhillips	5,314	$345,569
Schlumberger Ltd.	6,704	269,501
Phillips 66	2,153	239,866
EOG Resources, Inc.	2,817	235,952
Kinder Morgan, Inc.	9,432	199,675
Marathon Petroleum Corp.	3,145	189,486
Valero Energy Corp.	1,988	186,176
Occidental Petroleum Corp.	4,326	178,274
ONEOK, Inc.	2,001	151,416
Williams Companies, Inc.	5,869	139,213
Pioneer Natural Resources Co.	802	121,399
Halliburton Co.	4,250	103,998
Concho Resources, Inc.	975	85,381
Hess Corp.	1,254	83,780
Baker Hughes Co.	3,147	80,658
Diamondback Energy, Inc.	780	72,431
Noble Energy, Inc.	2,316	57,529
Marathon Oil Corp.	3,874	52,609
Devon Energy Corp.	1,874	48,668
National Oilwell Varco, Inc.	1,868	46,793
Apache Corp.	1,822	46,625
TechnipFMC plc	2,035	43,630
HollyFrontier Corp.	719	36,460
Cabot Oil & Gas Corp. — Class A	1,977	34,420
Cimarex Energy Co.	493	25,878
Helmerich & Payne, Inc.	525	23,851
Total Energy		5,632,419
Utilities - 1.8%
NextEra Energy, Inc.	2,367	573,193
Dominion Energy, Inc.	3,986	330,121
Southern Co.	5,080	323,596
Duke Energy Corp.	3,531	322,063
American Electric Power Company, Inc.	2,392	226,068
Exelon Corp.	4,708	214,638
Sempra Energy	1,365	206,770
Xcel Energy, Inc.	2,539	161,201
Consolidated Edison, Inc.	1,610	145,657
Public Service Enterprise Group, Inc.	2,449	144,613
WEC Energy Group, Inc.	1,528	140,927
Eversource Energy	1,568	133,390
Edison International	1,737	130,987
FirstEnergy Corp.	2,617	127,186
PPL Corp.	3,502	125,652
DTE Energy Co.	930	120,779
Entergy Corp.	965	115,607
American Water Works Company, Inc.	875	107,494
Ameren Corp.	1,192	91,546
CMS Energy Corp.	1,374	86,342
Evergy, Inc.	1,104	71,859
CenterPoint Energy, Inc.	2,432	66,321
Atmos Energy Corp.	579	64,767
AES Corp.	3,215	63,978
Alliant Energy Corp.	1,164	63,694
NiSource, Inc.	1,809	50,362
Pinnacle West Capital Corp.	545	49,012
NRG Energy, Inc.	1,219	48,455
Total Utilities		4,306,278
Basic Materials - 1.2%
Linde plc	2,602	553,966
Air Products & Chemicals, Inc.	1,068	250,969
Ecolab, Inc.	1,214	234,290
Sherwin-Williams Co.	398	232,249
DuPont de Nemours, Inc.	3,588	230,350
Dow, Inc.	3,590	196,481
Newmont Goldcorp Corp.	3,971	172,540
PPG Industries, Inc.	1,146	152,979
LyondellBasell Industries N.V. — Class A	1,243	117,439
Freeport-McMoRan, Inc.	7,026	92,181
International Paper Co.	1,900	87,495
Nucor Corp.	1,468	82,619
Celanese Corp. — Class A	585	72,025
International Flavors & Fragrances, Inc.	517	66,703
FMC Corp.	628	62,687
Eastman Chemical Co.	658	52,153
CF Industries Holdings, Inc.	1,053	50,270
Albemarle Corp.	514	37,543
Mosaic Co.	1,694	36,658
Total Basic Materials		2,781,597
Total Common Stocks
(Cost $115,939,239)		129,594,209

MUTUAL FUNDS† - 14.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,559,405	15,516,076
Guggenheim Strategy Fund II1	549,895	13,604,405
Guggenheim Strategy Fund III[1]	279,864	6,918,240
Total Mutual Funds
(Cost $36,171,280)		36,038,721

	Face Amount
U.S. TREASURY BILLS†† - 4.8%
U.S. Treasury Bills
1.47% due 02/04/20[2,3]	$5,325,000	5,317,360
1.50% due 01/14/20[3]	3,846,000	3,844,119
1.54% due 01/14/20[3,4]	1,350,000	1,349,340
1.49% due 01/14/20[3,4]	825,000	824,596
1.53% due 01/14/20[3,4]	250,000	249,878
Total U.S. Treasury Bills
(Cost $11,585,006)		11,585,293

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 1.7%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[5]	$4,000,000	$3,997,919
Total Federal Agency Notes
(Cost $4,000,000)		3,997,919

REPURCHASE AGREEMENTS††,6 - 6.4%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[4]	9,381,689	9,381,689
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[4]	3,025,089	3,025,089
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[4]	3,025,088	3,025,088
Total Repurchase Agreements
(Cost $15,431,866)		15,431,866
Total Investments - 81.4%
(Cost $183,127,391)		$196,648,008
Other Assets & Liabilities, net - 18.6%		45,081,750
Total Net Assets - 100.0%		$241,729,758

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	454	Mar 2020	$73,309,650	$73,298

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.05% (1 Week USD LIBOR + 0.45%)	At Maturity	01/31/20	16,569	$53,532,210	$157,244
BNP Paribas	S&P 500 Index	2.35% (1 Month USD LIBOR + 0.55%)	At Maturity	01/28/20	1,682	5,433,282	(15,353)
Goldman Sachs International	S&P 500 Index	2.05% (1 Week USD LIBOR + 0.45%)	At Maturity	01/28/20	31,145	100,622,172	(271,919)
						$159,587,664	$(130,028)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[5]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$129,594,209	$—	$—	$129,594,209
Mutual Funds	36,038,721	—	—	36,038,721
U.S. Treasury Bills	—	11,585,293	—	11,585,293
Federal Agency Notes	—	3,997,919	—	3,997,919
Repurchase Agreements	—	15,431,866	—	15,431,866
Equity Futures Contracts**	73,298	—	—	73,298
Equity Index Swap Agreements**	—	157,244	—	157,244
Total Assets	$165,706,228	$31,172,322	$—	$196,878,550

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$287,272	$—	$287,272

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$15,241,850	$1,400,000	$(3,000,000)	$(21,988)	$(15,457)	$13,604,405	549,895	$315,275
Guggenheim Strategy Fund III	6,937,830	–	–	–	(19,590)	6,918,240	279,864	153,470
Guggenheim Ultra Short Duration Fund — Institutional Class	10,837,820	5,700,000	(1,000,000)	1,002	(22,746)	15,516,076	1,559,405	216,918
	$33,017,500	$7,100,000	$(4,000,000)	$(20,986)	$(57,793)	$36,038,721		$685,663

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 95.4%
Mining - 95.4%
Newmont Goldcorp Corp.	178,489	$7,755,347
Barrick Gold Corp.	401,315	7,460,446
Franco-Nevada Corp.	55,239	5,706,189
Freeport-McMoRan, Inc.	420,243	5,513,588
Agnico Eagle Mines Ltd.[1]	80,619	4,966,936
Wheaton Precious Metals Corp.	158,503	4,715,464
AngloGold Ashanti Ltd. ADR	179,232	4,004,043
Kirkland Lake Gold Ltd.	89,535	3,945,807
Royal Gold, Inc.	30,087	3,678,136
Sibanye Gold Ltd. ADR*,1	329,529	3,272,223
Kinross Gold Corp.*	677,288	3,210,345
Gold Fields Ltd. ADR	464,733	3,067,238
Pan American Silver Corp.	123,155	2,917,542
B2Gold Corp.	670,077	2,687,009
Yamana Gold, Inc.[1]	649,501	2,565,529
Novagold Resources, Inc.*	261,905	2,346,669
First Majestic Silver Corp.*	173,025	2,121,286
SSR Mining, Inc.*	107,522	2,070,874
Alamos Gold, Inc. — Class A	342,634	2,062,657
Coeur Mining, Inc.*	232,328	1,877,210
Pretium Resources, Inc.*,1	168,300	1,873,179
Harmony Gold Mining Company Ltd. ADR*	504,580	1,831,625
IAMGOLD Corp.*,1	470,515	1,755,021
Hecla Mining Co.	516,547	1,751,094
Osisko Gold Royalties Ltd.[1]	165,877	1,610,666
Eldorado Gold Corp.*	188,015	1,509,760
Sandstorm Gold Ltd.*,1	199,131	1,483,526
MAG Silver Corp.*	114,605	1,356,923
Silvercorp Metals, Inc.[1]	230,810	1,308,693
Seabridge Gold, Inc.*,1	88,713	1,226,014
Fortuna Silver Mines, Inc.*	276,121	1,126,574
Gold Resource Corp.	143,849	796,923
Endeavour Silver Corp.*	318,910	768,573
Total Mining		94,343,109
Total Common Stocks
(Cost $64,708,078)		94,343,109

RIGHTS††† - 0.0%
Mining – 0.0%
Pan American Silver Corp. *,2	219,148	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 4.0%
VanEck Vectors Junior Gold Miners ETF	94,061	3,975,018
Total Exchange-Traded Funds
(Cost $2,957,595)		3,975,018

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.9%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$517,297	517,297
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	166,800	166,800
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	166,800	166,800
Total Repurchase Agreements
(Cost $850,897)		850,897

	Shares
SECURITIES LENDING COLLATERAL†,4 - 6.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[5]	6,218,908	6,218,908
Total Securities Lending Collateral
(Cost $6,218,908)		6,218,908
Total Investments - 106.6%
(Cost $74,735,478)		$105,387,932
Other Assets & Liabilities, net - (6.6)%		(6,479,204)
Total Net Assets - 100.0%		$98,908,728

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$94,343,109	$—	$—		$94,343,109
Rights	—	—	—	*	—
Exchange-Traded Funds	3,975,018	—	—		3,975,018
Repurchase Agreements	—	850,897	—		850,897
Securities Lending Collateral	6,218,908	—	—		6,218,908
Total Assets	$104,537,035	$850,897	$—		$105,387,932

*	Security has a market value of $0.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.3%
REITs - 95.5%
REITs-Diversified - 22.1%
American Tower Corp. — Class A	1,532	$352,084
Crown Castle International Corp.	1,882	267,526
Equinix, Inc.	418	243,987
SBA Communications Corp.	756	182,188
Digital Realty Trust, Inc.	1,480	177,215
Weyerhaeuser Co.	5,490	165,798
WP Carey, Inc.	1,636	130,945
Duke Realty Corp.	3,617	125,401
Vornado Realty Trust	1,849	122,959
VICI Properties, Inc.	4,690	119,829
Gaming and Leisure Properties, Inc.	2,457	105,774
Lamar Advertising Co. — Class A	1,168	104,256
New Residential Investment Corp.	5,512	88,798
EPR Properties	1,159	81,872
CoreSite Realty Corp.	723	81,063
Outfront Media, Inc.	2,606	69,893
PotlatchDeltic Corp.	1,351	58,458
Total REITs-Diversified		2,478,046
REITs-Apartments - 11.9%
Equity Residential	2,374	192,104
AvalonBay Communities, Inc.	900	188,730
Essex Property Trust, Inc.	515	154,943
Invitation Homes, Inc.	4,713	141,249
Mid-America Apartment Communities, Inc.	1,041	137,266
UDR, Inc.	2,779	129,779
Camden Property Trust	1,053	111,723
American Homes 4 Rent — Class A	3,768	98,759
Apartment Investment & Management Co. — Class A	1,884	97,309
American Campus Communities, Inc.	1,904	89,545
Total REITs-Apartments		1,341,407
REITs-Office Property - 10.0%
Boston Properties, Inc.	1,181	162,813
Alexandria Real Estate Equities, Inc.	933	150,754
Kilroy Realty Corp.	1,252	105,043
Douglas Emmett, Inc.	2,200	96,580
SL Green Realty Corp.	1,049	96,382
Cousins Properties, Inc.	2,101	86,561
Hudson Pacific Properties, Inc.	2,290	86,219
JBG SMITH Properties	2,011	80,219
Highwoods Properties, Inc.	1,635	79,968
Paramount Group, Inc.	4,464	62,139
Brandywine Realty Trust	3,695	58,196
Empire State Realty Trust, Inc. — Class A	3,984	55,617
Total REITs-Office Property		1,120,491
REITs-Health Care - 9.7%
Welltower, Inc.	2,490	203,632
Ventas, Inc.	2,809	162,192
Healthpeak Properties, Inc.	4,320	148,910
Medical Properties Trust, Inc.	5,541	116,971
Omega Healthcare Investors, Inc.	2,522	106,807
Healthcare Trust of America, Inc. — Class A	2,894	87,630
Healthcare Realty Trust, Inc.	2,220	74,081
Sabra Health Care REIT, Inc.	3,385	72,236
Physicians Realty Trust	3,472	65,760
CareTrust REIT, Inc.	2,362	48,728
Total REITs-Health Care		1,086,947
REITs-Warehouse/Industries - 8.6%
Prologis, Inc.	2,958	263,676
Liberty Property Trust	1,811	108,751
CyrusOne, Inc.	1,459	95,462
Americold Realty Trust	2,599	91,121
First Industrial Realty Trust, Inc.	1,947	80,820
Rexford Industrial Realty, Inc.	1,732	79,100
EastGroup Properties, Inc.	594	78,806
STAG Industrial, Inc.	2,297	72,516
QTS Realty Trust, Inc. — Class A	1,146	62,193
Innovative Industrial Properties, Inc.	440	33,383
Total REITs-Warehouse/Industries		965,828
REITs-Hotels - 6.9%
Host Hotels & Resorts, Inc.	6,830	126,697
MGM Growth Properties LLC — Class A	3,545	109,789
Park Hotels & Resorts, Inc.	3,346	86,561
Ryman Hospitality Properties, Inc.	882	76,434
Service Properties Trust	2,888	70,265
Apple Hospitality REIT, Inc.	4,114	66,853
Pebblebrook Hotel Trust	2,396	64,237
Sunstone Hotel Investors, Inc.	4,373	60,872
RLJ Lodging Trust	3,378	59,858
DiamondRock Hospitality Co.	4,617	51,156
Total REITs-Hotels		772,722
REITs-Shopping Centers - 5.8%
Regency Centers Corp.	1,805	113,877
Federal Realty Investment Trust	848	109,163
Kimco Realty Corp.	5,010	103,757
Brixmor Property Group, Inc.	4,109	88,795
Weingarten Realty Investors	2,254	70,415
Retail Properties of America, Inc. — Class A	4,384	58,746
Urban Edge Properties	2,792	53,551
Retail Opportunity Investments Corp.	2,854	50,402
Total REITs-Shopping Centers		648,706
REITs-Storage - 5.5%
Public Storage	1,002	213,386
Extra Space Storage, Inc.	1,226	129,490
Iron Mountain, Inc.	3,308	105,426
CubeSmart	2,739	86,224
Life Storage, Inc.	731	79,153
Total REITs-Storage		613,679
REITs-Mortgage - 4.8%
Annaly Capital Management, Inc.	13,526	127,415

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
REITs - 95.5% (continued)
REITs-Mortgage - 4.8% (continued)
AGNC Investment Corp.	6,108	$107,989
Starwood Property Trust, Inc.	3,698	91,932
Blackstone Mortgage Trust, Inc. — Class A	2,076	77,269
Two Harbors Investment Corp.	4,713	68,904
Chimera Investment Corp.	3,280	67,437
Total REITs-Mortgage		540,946
REITs-Single Tenant - 4.5%
Realty Income Corp.	2,331	171,632
National Retail Properties, Inc.	1,995	106,972
STORE Capital Corp.	2,772	103,229
Spirit Realty Capital, Inc.	1,586	77,999
Essential Properties Realty Trust, Inc.	2,010	49,868
Total REITs-Single Tenant		509,700
REITs-Regional Malls - 3.4%
Simon Property Group, Inc.	1,599	238,187
Macerich Co.[1]	2,479	66,735
Tanger Factory Outlet Centers, Inc.[1]	2,770	40,802
Brookfield Property REIT, Inc. — Class A	2,081	38,384
Total REITs-Regional Malls		384,108
REITs-Manufactured Homes - 2.3%
Sun Communities, Inc.	878	131,788
Equity LifeStyle Properties, Inc.	1,798	126,561
Total REITs-Manufactured Homes		258,349
Total REITs		10,720,929
Real Estate - 3.8%
Real Estate Management/Services - 3.1%
CBRE Group, Inc. — Class A*	2,623	160,764
Jones Lang LaSalle, Inc.	607	105,673
Redfin Corp.*,1	2,299	48,601
Realogy Holdings Corp.[1]	3,795	36,735
Total Real Estate Management/Services		351,773
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	647	82,039
Total Real Estate		433,812
Total Common Stocks
(Cost $9,739,978)		11,154,741

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$51,794	51,794
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	16,701	16,701
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	16,701	16,701
Total Repurchase Agreements
(Cost $85,196)		85,196

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	109,950	109,950
Total Securities Lending Collateral
(Cost $109,950)		109,950
Total Investments - 101.1%
(Cost $9,935,124)		$11,349,887
Other Assets & Liabilities, net - (1.1)%		(122,249)
Total Net Assets - 100.0%		$11,227,638

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,154,741	$—	$—	$11,154,741
Repurchase Agreements	—	85,196	—	85,196
Securities Lending Collateral	109,950	—	—	109,950
Total Assets	$11,264,691	$85,196	$—	$11,349,887

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 63.4%
Walmart, Inc.	7,228	$858,976
Home Depot, Inc.	3,303	721,309
Costco Wholesale Corp.	1,825	536,404
Lowe's Companies, Inc.	3,752	449,340
TJX Companies, Inc.	6,676	407,637
Target Corp.	2,932	375,912
Walgreens Boots Alliance, Inc.	5,822	343,265
Ross Stores, Inc.	2,615	304,438
Dollar General Corp.	1,885	294,022
O'Reilly Automotive, Inc.*	604	264,709
Carvana Co.*	2,710	249,456
AutoZone, Inc.*	203	241,836
Dollar Tree, Inc.*	2,387	224,497
Best Buy Company, Inc.	2,513	220,641
Tiffany & Co.	1,413	188,847
Genuine Parts Co.	1,760	186,965
Burlington Stores, Inc.*	805	183,564
Ulta Beauty, Inc.*	704	178,211
CarMax, Inc.*	1,919	168,239
Tractor Supply Co.	1,700	158,848
Advance Auto Parts, Inc.	978	156,636
Kohl's Corp.	2,631	134,049
Five Below, Inc.*	985	125,942
Gap, Inc.	6,820	120,578
Nordstrom, Inc.[1]	2,898	118,615
Macy's, Inc.	6,630	112,710
Williams-Sonoma, Inc.	1,521	111,702
Floor & Decor Holdings, Inc. — Class A*	2,104	106,904
L Brands, Inc.	5,790	104,915
Dick's Sporting Goods, Inc.	2,032	100,564
Foot Locker, Inc.	2,422	94,434
Ollie's Bargain Outlet Holdings, Inc.*	1,424	93,001
RH*	423	90,310
BJ's Wholesale Club Holdings, Inc.*	3,686	83,820
Urban Outfitters, Inc.*	2,804	77,867
National Vision Holdings, Inc.*	2,291	74,297
American Eagle Outfitters, Inc.	4,998	73,471
Bed Bath & Beyond, Inc.	4,100	70,930
Signet Jewelers Ltd.	2,366	51,437
Abercrombie & Fitch Co. — Class A	2,867	49,570
Children's Place, Inc.[1]	725	45,327
Total Retail		8,554,195
Internet - 32.0%
Amazon.com, Inc.*	767	1,417,293
Alibaba Group Holding Ltd. ADR*	2,886	612,121
Booking Holdings, Inc.*	211	433,337
eBay, Inc.	7,044	254,359
JD.com, Inc. ADR*	7,118	250,767
Expedia Group, Inc.	1,730	187,082
MercadoLibre, Inc.*	310	177,301
Trip.com Group Ltd. ADR*	5,093	170,819
Pinduoduo, Inc. ADR*	4,492	169,888
Chewy, Inc. — Class A*,1	5,492	159,268
Wayfair, Inc. — Class A*,1	1,543	139,441
Baozun, Inc. ADR*,1	3,498	115,854
Etsy, Inc.*	2,375	105,213
Stitch Fix, Inc. — Class A*,1	2,846	73,028
Stamps.com, Inc.*	643	53,703
Total Internet		4,319,474
Distribution & Wholesale - 2.2%
LKQ Corp.*	4,405	157,259
Pool Corp.	630	133,799
Total Distribution & Wholesale		291,058
Commercial Services - 1.3%
Aaron's, Inc.	1,591	90,862
Monro, Inc.	963	75,306
Total Commercial Services		166,168
Food Service - 0.7%
GrubHub, Inc.*	2,002	97,377
Total Common Stocks
(Cost $12,019,134)		13,428,272

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$52,100	52,100
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	16,800	16,800
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	16,799	16,799
Total Repurchase Agreements
(Cost $85,699)		85,699

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	329,919	329,919
Total Securities Lending Collateral
(Cost $329,919)		329,919
Total Investments - 102.6%
(Cost $12,434,752)		$13,843,890
Other Assets & Liabilities, net - (2.6)%		(356,272)
Total Net Assets - 100.0%		$13,487,618

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,428,272	$—	$—	$13,428,272
Repurchase Agreements	—	85,699	—	85,699
Securities Lending Collateral	329,919	—	—	329,919
Total Assets	$13,758,191	$85,699	$—	$13,843,890

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
RIGHTS†††,1 - 0.0%
Tobira Therapeutics, Inc.*	14	$–
Omthera Pharmaceuticals, Inc.*	57	–
A Schulman, Inc.*	44	–
Nexstar Media Group, Inc.*	85	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 49.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	290,805	2,893,507
Guggenheim Strategy Fund II2	74,118	1,833,690
Total Mutual Funds
(Cost $4,743,010)		4,727,197

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 279.6%
Federal Home Loan Bank
1.15% due 01/02/20[3]	$15,000,000	14,999,521
1.50% due 01/02/20[3]	4,500,000	4,499,812
Fannie Mae
1.51% due 01/02/20[3]	7,400,000	7,399,690
Total Federal Agency Discount Notes
(Cost $26,899,023)		26,899,023

FEDERAL AGENCY NOTES†† - 19.5%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[4]	1,000,000	999,480
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[4]	250,000	250,491
1.82% (U.S. Prime Rate - 2.94%, Rate Floor: 0.00%) due 10/30/20[4]	100,000	100,059
Federal Home Loan Banks
1.92% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 01/04/21[4]	525,000	524,947
Total Federal Agency Notes
(Cost $1,874,548)		1,874,977

U.S. TREASURY BILLS†† - 17.1%
U.S. Treasury Bills
1.53% due 01/14/20[3]	1,000,000	999,511
1.50% due 01/14/20[3,5]	362,000	361,823
1.54% due 01/14/20[3,5]	275,000	274,865
1.47% due 02/04/20[3]	7,000	6,990
Total U.S. Treasury Bills
(Cost $1,643,084)		1,643,189

REPURCHASE AGREEMENTS††,6 - 408.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[5]	23,886,529	23,886,529
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[5]	7,702,117	7,702,117
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[5]	7,702,117	7,702,117
Total Repurchase Agreements
(Cost $39,290,763)		39,290,763
Total Investments - 773.8%
(Cost $74,450,428)		$74,435,149
Other Assets & Liabilities, net - (673.8)%		(64,816,256)
Total Net Assets - 100.0%		$9,618,893

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.60% (1 Week USD LIBOR)	At Maturity	01/31/20	6,305	$10,519,344	$27,230
Goldman Sachs International	Russell 2000 Index	1.85% (1 Week USD LIBOR + 0.25%)	At Maturity	01/28/20	996	1,661,321	(6,318)
BNP Paribas	Russell 2000 Index	1.90% (1 Month USD LIBOR + 0.10%)	At Maturity	01/28/20	1,297	2,163,487	(11,931)
						$14,344,152	$8,981

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	4,727,197	—	—		4,727,197
Federal Agency Discount Notes	—	26,899,023	—		26,899,023
Federal Agency Notes	—	1,874,977	—		1,874,977
U.S. Treasury Bills	—	1,643,189	—		1,643,189
Repurchase Agreements	—	39,290,763	—		39,290,763
Equity Index Swap Agreements**	—	27,230	—		27,230
Total Assets	$4,727,197	$69,735,182	$—		$74,462,379

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$18,249	$—	$18,249

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,489,544	$2,850,000	$(3,500,000)	$(15,613)	$9,759	$1,833,690	74,118	$50,016
Guggenheim Ultra Short Duration Fund — Institutional Class	2,498,319	1,200,000	(800,000)	(3,580)	(1,232)	2,893,507	290,805	45,169
	$4,987,863	$4,050,000	$(4,300,000)	$(19,193)	$8,527	$4,727,197		$95,185

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
RIGHTS†††,1 - 0.0%
Nexstar Media Group, Inc.	2,530	$–
Tobira Therapeutics, Inc.	141	–
GTX, Inc.	7	–
Omthera Pharmaceuticals, Inc.	86	–
A Schulman, Inc.	408	–
Elanco Animal Health, Inc.	505	–
Total Rights
(Cost $104)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 56.5%
Federal Farm Credit Bank
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$4,300,000	4,299,017
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	4,000,000	4,007,862
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	2,000,000	1,998,959
Freddie Mac
2.40% due 06/10/22	4,000,000	4,012,111
1.67% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[2]	2,000,000	1,992,296
Federal Farm Credit Banks Funding Corp.
1.89% due 10/15/21	4,050,000	4,050,022
Total Federal Agency Notes
(Cost $20,358,767)		20,360,267

FEDERAL AGENCY DISCOUNT NOTES†† - 23.0%
Federal Home Loan Bank
1.15% due 01/02/20[3]	3,500,000	3,499,888
1.57% due 01/23/20[3]	2,975,000	2,972,146
1.57% due 01/31/20[3]	1,800,000	1,797,645
Total Federal Agency Discount Notes
(Cost $8,269,679)		8,269,679

U.S. TREASURY BILLS†† - 7.9%
U.S. Treasury Bills
1.50% due 01/14/20[3,4]	1,840,000	1,839,100
1.54% due 01/14/20[3,4]	750,000	749,633
1.49% due 01/14/20[3,4]	250,000	249,878
Total U.S. Treasury Bills
(Cost $2,838,435)		2,838,611

REPURCHASE AGREEMENTS††,5 - 12.9%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[4]	2,828,726	2,828,726
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[4]	912,112	912,112
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[4]	912,111	912,111
Total Repurchase Agreements
(Cost $4,652,949)		4,652,949
Total Investments - 100.3%
(Cost $36,119,934)		$36,121,506
Other Assets & Liabilities, net - (0.3)%		(118,483)
Total Net Assets - 100.0%		$36,003,023

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.60% (1 Week USD LIBOR)	At Maturity	01/31/20	14,952	$24,946,852	$64,576
BNP Paribas	Russell 2000 Index	1.90% (1 Month USD LIBOR + 0.10%)	At Maturity	01/28/20	1,295	2,161,123	(11,919)
Goldman Sachs International	Russell 2000 Index	1.85% (1 Week USD LIBOR + 0.25%)	At Maturity	01/28/20	5,249	8,758,026	(45,285)
						$35,866,001	$7,372

††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $0, (cost $104) or 0.0% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Federal Agency Notes	—	20,360,267	—		20,360,267
Federal Agency Discount Notes	—	8,269,679	—		8,269,679
U.S. Treasury Bills	—	2,838,611	—		2,838,611
Repurchase Agreements	—	4,652,949	—		4,652,949
Equity Index Swap Agreements**	—	64,576	—		64,576
Total Assets	$—	$36,186,082	$—		$36,186,082

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$57,204	$—	$57,204

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 79.9%
Consumer, Non-cyclical - 17.5%
Johnson & Johnson	14,145	$2,063,331
Procter & Gamble Co.	13,403	1,674,035
UnitedHealth Group, Inc.	5,092	1,496,946
Merck & Company, Inc.	13,684	1,244,560
Pfizer, Inc.	29,743	1,165,331
Coca-Cola Co.	20,724	1,147,073
PepsiCo, Inc.	7,494	1,024,205
Abbott Laboratories	9,499	825,083
Medtronic plc	7,204	817,294
Bristol-Myers Squibb Co.	12,599	808,730
Amgen, Inc.	3,193	769,736
Philip Morris International, Inc.	8,362	711,523
AbbVie, Inc.	7,948	703,716
Thermo Fisher Scientific, Inc.	2,155	700,095
PayPal Holdings, Inc.*	6,311	682,661
Eli Lilly & Co.	4,541	596,824
Danaher Corp.	3,436	527,357
CVS Health Corp.	6,992	519,436
Altria Group, Inc.	10,040	501,096
Gilead Sciences, Inc.	6,800	441,864
Mondelez International, Inc. — Class A	7,738	426,209
Anthem, Inc.	1,362	411,365
Cigna Corp.	2,007	410,411
Automatic Data Processing, Inc.	2,326	396,583
Becton Dickinson and Co.	1,454	395,444
Intuitive Surgical, Inc.*	621	367,104
Stryker Corp.	1,731	363,406
S&P Global, Inc.	1,314	358,788
Zoetis, Inc.	2,560	338,816
Boston Scientific Corp.*	7,491	338,743
Allergan plc	1,764	337,224
Colgate-Palmolive Co.	4,606	317,077
Vertex Pharmaceuticals, Inc.*	1,382	302,589
Global Payments, Inc.	1,615	294,834
Biogen, Inc.*	970	287,828
Illumina, Inc.*	790	262,075
Edwards Lifesciences Corp.*	1,121	261,518
Humana, Inc.	712	260,962
Kimberly-Clark Corp.	1,842	253,367
Estee Lauder Companies, Inc. — Class A	1,196	247,022
Sysco Corp.	2,742	234,551
Baxter International, Inc.	2,744	229,453
HCA Healthcare, Inc.	1,421	210,038
Moody's Corp.	873	207,259
General Mills, Inc.	3,248	173,963
Constellation Brands, Inc. — Class A	900	170,775
Zimmer Biomet Holdings, Inc.	1,105	165,396
IHS Markit Ltd.*	2,155	162,379
Regeneron Pharmaceuticals, Inc.*	429	161,081
IQVIA Holdings, Inc.*	970	149,875
Tyson Foods, Inc. — Class A	1,586	144,389
Centene Corp.*	2,224	139,823
Archer-Daniels-Midland Co.	2,992	138,679
FleetCor Technologies, Inc.*	466	134,078
McKesson Corp.	968	133,894
Verisk Analytics, Inc. — Class A	881	131,569
Monster Beverage Corp.*	2,052	130,405
Alexion Pharmaceuticals, Inc.*	1,189	128,590
Kroger Co.	4,310	124,947
Cintas Corp.	451	121,355
IDEXX Laboratories, Inc.*	461	120,381
ResMed, Inc.	773	119,792
Corteva, Inc.	4,022	118,890
Hershey Co.	797	117,143
McCormick & Company, Inc.	664	112,701
Kraft Heinz Co.	3,347	107,539
Align Technology, Inc.*	385	107,431
Clorox Co.	675	103,640
Teleflex, Inc.	248	93,357
Church & Dwight Company, Inc.	1,319	92,778
Kellogg Co.	1,338	92,536
Equifax, Inc.	651	91,218
Conagra Brands, Inc.	2,616	89,572
WellCare Health Plans, Inc.*	270	89,157
Laboratory Corporation of America Holdings*	522	88,307
Cooper Companies, Inc.	266	85,463
Incyte Corp.*	961	83,915
Cardinal Health, Inc.	1,572	79,512
MarketAxess Holdings, Inc.	204	77,338
Quest Diagnostics, Inc.	724	77,316
Hologic, Inc.*	1,441	75,235
Gartner, Inc.*	481	74,122
STERIS plc	456	69,504
Varian Medical Systems, Inc.*	489	69,443
AmerisourceBergen Corp. — Class A	808	68,696
Dentsply Sirona, Inc.	1,195	67,625
Lamb Weston Holdings, Inc.	785	67,534
Hormel Foods Corp.	1,494	67,394
United Rentals, Inc.*	404	67,375
Brown-Forman Corp. — Class B	979	66,180
JM Smucker Co.	613	63,832
Universal Health Services, Inc. — Class B	432	61,975
Avery Dennison Corp.	449	58,738
Mylan N.V.*	2,774	55,757
Molson Coors Beverage Co. — Class B	1,010	54,439
Henry Schein, Inc.*	788	52,575
Campbell Soup Co.	908	44,873
ABIOMED, Inc.*	242	41,283
Robert Half International, Inc.	632	39,911
Nielsen Holdings plc	1,912	38,814
Perrigo Company plc	732	37,815
DaVita, Inc.*	482	36,164
Quanta Services, Inc.	765	31,143
Rollins, Inc.	757	25,102
H&R Block, Inc.	1,049	24,630
Coty, Inc. — Class A	1,589	17,876
Total Consumer, Non-cyclical		31,570,781
Technology - 15.0%
Apple, Inc.	22,448	6,591,855
Microsoft Corp.	41,001	6,465,858
Intel Corp.	23,379	1,399,233
Adobe, Inc.*	2,602	858,166
salesforce.com, Inc.*	4,767	775,305

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 79.9% (continued)
Technology - 15.0% (continued)
NVIDIA Corp.	3,289	$773,902
Accenture plc — Class A	3,413	718,675
Broadcom, Inc.	2,132	673,755
Texas Instruments, Inc.	5,024	644,529
International Business Machines Corp.	4,760	638,030
Oracle Corp.	11,644	616,899
QUALCOMM, Inc.	6,137	541,467
Fidelity National Information Services, Inc.	3,303	459,414
Intuit, Inc.	1,399	366,440
Fiserv, Inc.*	3,069	354,868
Micron Technology, Inc.*	5,950	319,991
Applied Materials, Inc.	4,965	303,064
ServiceNow, Inc.*	1,014	286,273
Advanced Micro Devices, Inc.*	5,985	274,472
Activision Blizzard, Inc.	4,129	245,345
Analog Devices, Inc.	1,979	235,184
Lam Research Corp.	780	228,072
Autodesk, Inc.*	1,183	217,033
Cognizant Technology Solutions Corp. — Class A	2,943	182,525
Electronic Arts, Inc.*	1,569	168,683
HP, Inc.	7,965	163,681
KLA Corp.	848	151,088
Paychex, Inc.	1,712	145,623
Microchip Technology, Inc.[1]	1,284	134,460
Xilinx, Inc.	1,352	132,185
Cerner Corp.	1,688	123,882
ANSYS, Inc.*	460	118,409
MSCI, Inc. — Class A	455	117,472
Synopsys, Inc.*	808	112,474
Skyworks Solutions, Inc.	916	110,726
Hewlett Packard Enterprise Co.	6,955	110,306
Cadence Design Systems, Inc.*	1,508	104,595
Western Digital Corp.	1,598	101,425
Maxim Integrated Products, Inc.	1,454	89,436
Fortinet, Inc.*	763	81,458
NetApp, Inc.	1,227	76,381
Broadridge Financial Solutions, Inc.	616	76,101
Akamai Technologies, Inc.*	869	75,064
Take-Two Interactive Software, Inc.*	608	74,437
Zebra Technologies Corp. — Class A*	290	74,078
Seagate Technology plc	1,243	73,959
Citrix Systems, Inc.	658	72,972
Qorvo, Inc.*	624	72,528
Leidos Holdings, Inc.	715	69,991
Jack Henry & Associates, Inc.	414	60,307
DXC Technology Co.	1,376	51,724
Xerox Holdings Corp.	999	36,833
IPG Photonics Corp.*	191	27,680
Total Technology		26,978,313
Financial - 14.1%
Berkshire Hathaway, Inc. — Class B*	10,513	2,381,195
JPMorgan Chase & Co.	16,857	2,349,866
Visa, Inc. — Class A	9,200	1,728,680
Bank of America Corp.	43,510	1,532,422
Mastercard, Inc. — Class A	4,771	1,424,573
Wells Fargo & Co.	20,685	1,112,853
Citigroup, Inc.	11,734	937,429
American Tower Corp. — Class A REIT	2,381	547,201
U.S. Bancorp	7,639	452,916
American Express Co.	3,606	448,911
Truist Financial Corp.	7,207	405,898
Goldman Sachs Group, Inc.	1,713	393,870
CME Group, Inc. — Class A	1,926	386,587
Chubb Ltd.	2,436	379,188
PNC Financial Services Group, Inc.	2,355	375,929
Morgan Stanley	6,611	337,954
BlackRock, Inc. — Class A	633	318,209
Crown Castle International Corp. REIT	2,235	317,705
Prologis, Inc. REIT	3,395	302,630
Marsh & McLennan Companies, Inc.	2,712	302,144
Charles Schwab Corp.	6,145	292,256
Intercontinental Exchange, Inc.	2,993	277,002
Equinix, Inc. REIT	458	267,335
Aon plc	1,258	262,029
Capital One Financial Corp.	2,503	257,584
Simon Property Group, Inc. REIT	1,649	245,635
American International Group, Inc.	4,676	240,019
Progressive Corp.	3,142	227,449
Bank of New York Mellon Corp.	4,510	226,988
MetLife, Inc.	4,201	214,125
Aflac, Inc.	3,945	208,690
Prudential Financial, Inc.	2,161	202,572
Allstate Corp.	1,741	195,775
Travelers Companies, Inc.	1,387	189,950
Welltower, Inc. REIT	2,181	178,362
Public Storage REIT	807	171,859
AvalonBay Communities, Inc. REIT	751	157,485
State Street Corp.	1,953	154,482
T. Rowe Price Group, Inc.	1,256	153,031
Equity Residential REIT	1,876	151,806
SBA Communications Corp. REIT	605	145,799
Discover Financial Services	1,685	142,922
Willis Towers Watson plc	691	139,541
Digital Realty Trust, Inc. REIT	1,122	134,348
Realty Income Corp. REIT	1,752	129,000
Northern Trust Corp.	1,139	121,008
Weyerhaeuser Co. REIT	4,005	120,951
M&T Bank Corp.	709	120,353
Hartford Financial Services Group, Inc.	1,937	117,711
Fifth Third Bancorp	3,814	117,243
Ventas, Inc. REIT	2,003	115,653
Synchrony Financial	3,195	115,052
Ameriprise Financial, Inc.	681	113,441
CBRE Group, Inc. — Class A*	1,798	110,199
KeyCorp	5,293	107,130
Essex Property Trust, Inc. REIT	355	106,805
Boston Properties, Inc. REIT	773	106,566

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 79.9% (continued)
Financial - 14.1% (continued)
First Republic Bank	906	$106,410
Alexandria Real Estate Equities, Inc. REIT	619	100,018
Arthur J Gallagher & Co.	1,002	95,420
Citizens Financial Group, Inc.	2,336	94,865
Healthpeak Properties, Inc. REIT	2,660	91,690
Regions Financial Corp.	5,184	88,958
Cincinnati Financial Corp.	817	85,908
Huntington Bancshares, Inc.	5,551	83,709
Mid-America Apartment Communities, Inc. REIT	613	80,830
Principal Financial Group, Inc.	1,388	76,340
UDR, Inc. REIT	1,575	73,553
Extra Space Storage, Inc. REIT	696	73,512
Loews Corp.	1,375	72,174
Cboe Global Markets, Inc.	596	71,520
Host Hotels & Resorts, Inc. REIT	3,855	71,510
SVB Financial Group*	276	69,287
Duke Realty Corp. REIT	1,976	68,508
Nasdaq, Inc.	617	66,081
Lincoln National Corp.	1,066	62,905
Everest Re Group Ltd.	219	60,628
Western Union Co.	2,253	60,335
Raymond James Financial, Inc.	664	59,401
Regency Centers Corp. REIT	901	56,844
Vornado Realty Trust REIT	851	56,592
Globe Life, Inc.	535	56,309
Comerica, Inc.	775	55,606
E*TRADE Financial Corp.	1,214	55,079
WR Berkley Corp.	780	53,898
Iron Mountain, Inc. REIT	1,543	49,175
Federal Realty Investment Trust REIT	377	48,531
Zions Bancorp North America	916	47,559
Kimco Realty Corp. REIT	2,269	46,991
Assurant, Inc.	326	42,732
Apartment Investment & Management Co. — Class A REIT	800	41,320
People's United Financial, Inc.	2,387	40,340
SL Green Realty Corp. REIT	438	40,244
Franklin Resources, Inc.	1,499	38,944
Invesco Ltd.	2,000	35,960
Unum Group	1,109	32,338
Alliance Data Systems Corp.	220	24,684
Total Financial		25,311,024
Communications - 11.7%
Amazon.com, Inc.*	2,238	4,135,466
Facebook, Inc. — Class A*	12,934	2,654,704
Alphabet, Inc. — Class A*	1,610	2,156,418
Alphabet, Inc. — Class C*	1,606	2,147,254
AT&T, Inc.	39,261	1,534,320
Walt Disney Co.	9,687	1,401,031
Verizon Communications, Inc.	22,228	1,364,799
Comcast Corp. — Class A	24,399	1,097,223
Cisco Systems, Inc.	22,800	1,093,488
Netflix, Inc.*	2,355	762,007
Booking Holdings, Inc.*	225	462,089
Charter Communications, Inc. — Class A*	843	408,922
eBay, Inc.	4,110	148,412
Motorola Solutions, Inc.	921	148,410
Twitter, Inc.*	4,173	133,745
T-Mobile US, Inc.*	1,701	133,392
ViacomCBS, Inc. — Class B	2,904	121,881
Corning, Inc.	4,134	120,341
CDW Corp.	772	110,272
VeriSign, Inc.*	555	106,937
Omnicom Group, Inc.	1,170	94,793
Expedia Group, Inc.	751	81,213
NortonLifeLock, Inc.	3,082	78,653
Fox Corp. — Class A	1,905	70,618
CenturyLink, Inc.	5,274	69,670
Arista Networks, Inc.*	292	59,393
Discovery, Inc. — Class C*	1,803	54,973
DISH Network Corp. — Class A*	1,376	48,807
Interpublic Group of Companies, Inc.	2,084	48,141
F5 Networks, Inc.*	327	45,666
Juniper Networks, Inc.	1,799	44,309
Fox Corp. — Class B	873	31,777
News Corp. — Class A	2,088	29,524
Discovery, Inc. — Class A*,1	850	27,829
News Corp. — Class B	654	9,490
Total Communications		21,035,967
Industrial - 7.0%
Boeing Co.	2,874	936,234
Honeywell International, Inc.	3,840	679,680
Union Pacific Corp.	3,731	674,528
United Technologies Corp.	4,360	652,954
3M Co.	3,091	545,314
General Electric Co.	46,939	523,839
Lockheed Martin Corp.	1,334	519,433
United Parcel Service, Inc. — Class B	3,766	440,848
Caterpillar, Inc.	2,970	438,609
Raytheon Co.	1,497	328,951
CSX Corp.	4,179	302,392
Deere & Co.	1,692	293,156
Northrop Grumman Corp.	842	289,623
Illinois Tool Works, Inc.	1,572	282,379
Norfolk Southern Corp.	1,401	271,976
Emerson Electric Co.	3,274	249,675
Waste Management, Inc.	2,098	239,088
L3Harris Technologies, Inc.	1,188	235,069
General Dynamics Corp.	1,259	222,025
Eaton Corporation plc	2,221	210,373
Roper Technologies, Inc.	559	198,015
FedEx Corp.	1,290	195,061
Amphenol Corp. — Class A	1,593	172,410
TE Connectivity Ltd.	1,798	172,320
Ingersoll-Rand plc	1,288	171,201
Johnson Controls International plc	4,146	168,784
TransDigm Group, Inc.	267	149,520
Parker-Hannifin Corp.	690	142,016
Agilent Technologies, Inc.	1,663	141,871
Stanley Black & Decker, Inc.	817	135,409
Rockwell Automation, Inc.	621	125,858
AMETEK, Inc.	1,229	122,581
Fortive Corp.	1,588	121,307
Ball Corp.	1,758	113,690

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 79.9% (continued)
Industrial - 7.0% (continued)
Mettler-Toledo International, Inc.*	131	$103,920
Keysight Technologies, Inc.*	1,008	103,451
Vulcan Materials Co.	711	102,377
Republic Services, Inc. — Class A	1,132	101,461
Amcor plc	8,707	94,384
Martin Marietta Materials, Inc.	336	93,959
Dover Corp.	781	90,018
Kansas City Southern	532	81,481
Waters Corp.*	346	80,843
Xylem, Inc.	968	76,269
Westinghouse Air Brake Technologies Corp.	979	76,166
Garmin Ltd.	776	75,707
Masco Corp.	1,527	73,281
Expeditors International of Washington, Inc.	915	71,388
IDEX Corp.	409	70,348
Jacobs Engineering Group, Inc.	728	65,396
Old Dominion Freight Line, Inc.	343	65,095
Arconic, Inc.	2,082	64,063
Allegion plc	499	62,145
Westrock Co.	1,386	59,473
PerkinElmer, Inc.	597	57,969
Packaging Corporation of America	509	57,003
CH Robinson Worldwide, Inc.	727	56,851
Huntington Ingalls Industries, Inc.	220	55,194
Textron, Inc.	1,227	54,724
J.B. Hunt Transport Services, Inc.	458	53,485
Snap-on, Inc.	295	49,973
Fortune Brands Home & Security, Inc.	748	48,874
Pentair plc	903	41,421
FLIR Systems, Inc.	721	37,542
AO Smith Corp.	736	35,063
Flowserve Corp.	703	34,988
Sealed Air Corp.	830	33,059
Total Industrial		12,693,560
Consumer, Cyclical - 6.7%
Home Depot, Inc.	5,862	1,280,143
Walmart, Inc.	7,624	906,036
McDonald's Corp.	4,047	799,728
Costco Wholesale Corp.	2,374	697,766
NIKE, Inc. — Class B	6,697	678,473
Starbucks Corp.	6,347	558,028
Lowe's Companies, Inc.	4,119	493,291
TJX Companies, Inc.	6,517	397,928
Target Corp.	2,723	349,116
General Motors Co.	6,758	247,343
Walgreens Boots Alliance, Inc.	4,029	237,550
Ross Stores, Inc.	1,944	226,320
Marriott International, Inc. — Class A	1,458	220,785
Dollar General Corp.	1,368	213,381
Ford Motor Co.	20,929	194,639
Delta Air Lines, Inc.	3,094	180,937
O'Reilly Automotive, Inc.*	407	178,372
VF Corp.	1,760	175,402
Hilton Worldwide Holdings, Inc.	1,516	168,140
Yum! Brands, Inc.	1,626	163,787
AutoZone, Inc.*	128	152,488
Cummins, Inc.	823	147,284
PACCAR, Inc.	1,859	147,047
Southwest Airlines Co.	2,546	137,433
Aptiv plc	1,372	130,299
Las Vegas Sands Corp.	1,816	125,377
Royal Caribbean Cruises Ltd.	924	123,363
Dollar Tree, Inc.*	1,272	119,632
Chipotle Mexican Grill, Inc. — Class A*	137	114,684
Fastenal Co.	3,082	113,880
Carnival Corp.	2,153	109,437
Best Buy Company, Inc.	1,224	107,467
United Airlines Holdings, Inc.*	1,170	103,065
Copart, Inc.*	1,098	99,852
DR Horton, Inc.	1,802	95,056
MGM Resorts International	2,768	92,091
Lennar Corp. — Class A	1,504	83,908
Genuine Parts Co.	781	82,966
WW Grainger, Inc.	234	79,214
Ulta Beauty, Inc.*	307	77,714
Tiffany & Co.	580	77,517
CarMax, Inc.*	884	77,500
Hasbro, Inc.	684	72,237
Wynn Resorts Ltd.	519	72,073
Darden Restaurants, Inc.	659	71,838
NVR, Inc.*	18	68,551
Norwegian Cruise Line Holdings Ltd.*	1,143	66,763
American Airlines Group, Inc.	2,095	60,085
Advance Auto Parts, Inc.	372	59,579
Tractor Supply Co.	635	59,334
LKQ Corp.*	1,647	58,798
Live Nation Entertainment, Inc.*	757	54,103
PulteGroup, Inc.	1,369	53,117
Whirlpool Corp.	340	50,160
BorgWarner, Inc.	1,110	48,152
Alaska Air Group, Inc.	662	44,851
Mohawk Industries, Inc.*	318	43,369
Kohl's Corp.	841	42,849
PVH Corp.	398	41,850
Tapestry, Inc.	1,483	39,996
Newell Brands, Inc.	2,048	39,363
Leggett & Platt, Inc.	707	35,937
Ralph Lauren Corp. — Class A	267	31,298
Capri Holdings Ltd.*	815	31,092
Harley-Davidson, Inc.	829	30,830
Hanesbrands, Inc.	1,944	28,868
Macy's, Inc.	1,661	28,237
Nordstrom, Inc.[1]	576	23,576
L Brands, Inc.	1,248	22,614
Under Armour, Inc. — Class A*	1,012	21,859
Gap, Inc.	1,144	20,226
Under Armour, Inc. — Class C*	1,046	20,062
Total Consumer, Cyclical		12,106,106
Energy - 3.5%
Exxon Mobil Corp.	22,740	1,586,797
Chevron Corp.	10,163	1,224,743

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 79.9% (continued)
Energy - 3.5% (continued)
ConocoPhillips	5,897	$383,482
Schlumberger Ltd.	7,440	299,088
Phillips 66	2,388	266,047
EOG Resources, Inc.	3,127	261,917
Kinder Morgan, Inc.	10,469	221,629
Marathon Petroleum Corp.	3,490	210,272
Valero Energy Corp.	2,207	206,686
Occidental Petroleum Corp.	4,801	197,849
ONEOK, Inc.	2,220	167,987
Williams Companies, Inc.	6,514	154,512
Pioneer Natural Resources Co.	890	134,719
Halliburton Co.	4,718	115,449
Concho Resources, Inc.	1,080	94,576
Hess Corp.	1,391	92,933
Baker Hughes Co.	3,493	89,526
Diamondback Energy, Inc.	866	80,417
Noble Energy, Inc.	2,571	63,864
Marathon Oil Corp.	4,299	58,380
Devon Energy Corp.	2,079	53,992
National Oilwell Varco, Inc.	2,074	51,954
Apache Corp.	2,021	51,717
TechnipFMC plc	2,259	48,433
HollyFrontier Corp.	798	40,467
Cabot Oil & Gas Corp. — Class A	2,192	38,163
Cimarex Energy Co.	547	28,712
Helmerich & Payne, Inc.	583	26,486
Total Energy		6,250,797
Utilities - 2.7%
NextEra Energy, Inc.	2,627	636,154
Dominion Energy, Inc.	4,423	366,313
Southern Co.	5,636	359,013
Duke Energy Corp.	3,918	357,361
American Electric Power Company, Inc.	2,655	250,924
Exelon Corp.	5,225	238,208
Sempra Energy	1,515	229,492
Xcel Energy, Inc.	2,818	178,915
Consolidated Edison, Inc.	1,787	161,670
Public Service Enterprise Group, Inc.	2,718	160,498
WEC Energy Group, Inc.	1,695	156,330
Eversource Energy	1,740	148,022
Edison International	1,927	145,315
FirstEnergy Corp.	2,904	141,134
PPL Corp.	3,886	139,430
DTE Energy Co.	1,032	134,026
Entergy Corp.	1,070	128,186
American Water Works Company, Inc.	972	119,410
Ameren Corp.	1,322	101,529
CMS Energy Corp.	1,525	95,831
Evergy, Inc.	1,225	79,735
CenterPoint Energy, Inc.	2,699	73,602
Atmos Energy Corp.	641	71,702
AES Corp.	3,568	71,003
Alliant Energy Corp.	1,292	70,698
NiSource, Inc.	2,008	55,903
Pinnacle West Capital Corp.	604	54,318
NRG Energy, Inc.	1,352	53,742
Total Utilities		4,778,464
Basic Materials - 1.7%
Linde plc	2,887	614,642
Air Products & Chemicals, Inc.	1,185	278,463
Ecolab, Inc.	1,348	260,151
Sherwin-Williams Co.	442	257,925
DuPont de Nemours, Inc.	3,982	255,644
Dow, Inc.	3,985	218,099
Newmont Goldcorp Corp.	4,406	191,441
PPG Industries, Inc.	1,271	169,666
LyondellBasell Industries N.V. — Class A	1,380	130,382
Freeport-McMoRan, Inc.	7,798	102,310
International Paper Co.	2,107	97,027
Nucor Corp.	1,630	91,736
Celanese Corp. — Class A	650	80,028
International Flavors & Fragrances, Inc.[1]	574	74,057
FMC Corp.	697	69,575
Eastman Chemical Co.	731	57,939
CF Industries Holdings, Inc.	1,168	55,760
Albemarle Corp.	570	41,633
Mosaic Co.	1,879	40,662
Total Basic Materials		3,087,140
Total Common Stocks
(Cost $96,407,916)		143,812,152

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.4%
Federal Home Loan Bank
1.57% due 01/29/20[2]	$10,600,000	10,587,995
1.15% due 01/02/20[2]	10,000,000	9,999,681
Total Federal Agency Discount Notes
(Cost $20,586,737)		20,587,676

FEDERAL AGENCY NOTES†† - 4.4%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	8,000,000	7,995,837
Total Federal Agency Notes
(Cost $8,000,000)		7,995,837

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
1.47% due 02/04/20[2,4]	933,000	931,661
1.50% due 01/14/20[2,6]	270,000	269,868
Total U.S. Treasury Bills
(Cost $1,201,529)		1,201,529

REPURCHASE AGREEMENTS††,5 - 1.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[6]	1,588,961	1,588,961
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[6]	512,355	512,355
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[6]	512,355	512,355
Total Repurchase Agreements
(Cost $2,613,671)		2,613,671

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[8]	172,112	$172,112
Total Securities Lending Collateral
(Cost $172,112)		172,112
Total Investments - 98.0%
(Cost $128,981,965)		$176,382,977
Other Assets & Liabilities, net - 2.0%		3,528,958
Total Net Assets - 100.0%		$179,911,935

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	157	Mar 2020	$25,351,575	$532,700

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.05% (1 Week USD LIBOR + 0.45%)	At Maturity	01/31/20	784	$2,531,810	$7,437
Goldman Sachs International	S&P 500 Index	2.05% (1 Week USD LIBOR + 0.45%)	At Maturity	01/28/20	755	2,439,375	7,181
BNP Paribas	S&P 500 Index	2.35% (1 Month USD LIBOR + 0.55%)	At Maturity	01/28/20	1,784	5,764,617	(1,841)
						$10,735,802	$12,777

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$143,812,152	$—	$—	$143,812,152
Federal Agency Discount Notes	—	20,587,676	—	20,587,676
Federal Agency Notes	—	7,995,837	—	7,995,837
U.S. Treasury Bills	—	1,201,529	—	1,201,529
Repurchase Agreements	—	2,613,671	—	2,613,671
Securities Lending Collateral	172,112	—	—	172,112
Equity Futures Contracts**	532,700	—	—	532,700
Equity Index Swap Agreements**	—	14,618	—	14,618
Total Assets	$144,516,964	$32,413,331	$—	$176,930,295

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,841	$—	$1,841

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.7%
Technology - 28.6%
ServiceNow, Inc.*	5,960	$1,682,627
Lam Research Corp.	5,420	1,584,808
Micron Technology, Inc.*	28,920	1,555,318
Fortinet, Inc.*	13,158	1,404,748
Applied Materials, Inc.	21,650	1,321,516
KLA Corp.	7,210	1,284,606
Adobe, Inc.*	3,800	1,253,278
Xerox Holdings Corp.	33,550	1,236,988
MSCI, Inc. — Class A	4,710	1,216,028
ANSYS, Inc.*	4,680	1,204,679
Microchip Technology, Inc.	10,470	1,096,418
Apple, Inc.	3,610	1,060,077
Microsoft Corp.	6,430	1,014,011
Synopsys, Inc.*	6,940	966,048
Broadcom, Inc.	3,000	948,060
Fiserv, Inc.*	8,120	938,916
Cadence Design Systems, Inc.*	13,240	918,326
salesforce.com, Inc.*	4,992	811,899
NVIDIA Corp.	3,240	762,372
Qorvo, Inc.*	5,720	664,836
Autodesk, Inc.*	3,281	601,932
QUALCOMM, Inc.	6,720	592,906
Analog Devices, Inc.	4,860	577,562
Advanced Micro Devices, Inc.*	12,041	552,200
Take-Two Interactive Software, Inc.*	4,486	549,221
Zebra Technologies Corp. — Class A*	2,120	541,533
Intuit, Inc.	2,007	525,693
Total Technology		26,866,606
Consumer, Non-cyclical - 16.8%
United Rentals, Inc.*	9,050	1,509,269
Incyte Corp.*	16,520	1,442,526
Vertex Pharmaceuticals, Inc.*	5,627	1,232,032
FleetCor Technologies, Inc.*	4,150	1,194,038
Align Technology, Inc.*	3,990	1,113,370
WellCare Health Plans, Inc.*	3,230	1,066,578
Edwards Lifesciences Corp.*	4,525	1,055,637
PayPal Holdings, Inc.*	9,429	1,019,935
MarketAxess Holdings, Inc.	2,370	898,491
Cintas Corp.	3,126	841,144
Moody's Corp.	3,200	759,712
Estee Lauder Companies, Inc. — Class A	3,470	716,694
ResMed, Inc.	4,260	660,172
S&P Global, Inc.	2,205	602,075
Intuitive Surgical, Inc.*	1,017	601,199
IDEXX Laboratories, Inc.*	2,020	527,483
Thermo Fisher Scientific, Inc.	1,591	516,868
Total Consumer, Non-cyclical		15,757,223
Consumer, Cyclical - 16.2%
PulteGroup, Inc.	39,590	1,536,092
Hilton Worldwide Holdings, Inc.	13,677	1,516,916
Copart, Inc.*	13,870	1,261,338
Chipotle Mexican Grill, Inc. — Class A*	1,305	1,092,429
NVR, Inc.*	270	1,028,271
DR Horton, Inc.	19,080	1,006,470
PACCAR, Inc.	11,860	938,126
Yum! Brands, Inc.	9,240	930,745
CarMax, Inc.*	9,920	869,686
Dollar General Corp.	5,012	781,772
Starbucks Corp.	8,420	740,286
AutoZone, Inc.*	617	735,038
O'Reilly Automotive, Inc.*	1,521	666,594
Ross Stores, Inc.	5,260	612,369
Wynn Resorts Ltd.	4,320	599,918
Tiffany & Co.	3,590	479,804
TJX Companies, Inc.	7,256	443,051
Total Consumer, Cyclical		15,238,905
Industrial - 11.8%
TransDigm Group, Inc.	2,274	1,273,440
L3Harris Technologies, Inc.	4,610	912,181
Old Dominion Freight Line, Inc.	4,760	903,353
Northrop Grumman Corp.	2,450	842,726
Masco Corp.	17,130	822,069
Keysight Technologies, Inc.*	7,917	812,522
Kansas City Southern	4,940	756,610
Fortune Brands Home & Security, Inc.	10,430	681,496
AMETEK, Inc.	6,562	654,494
Lockheed Martin Corp.	1,630	634,689
Martin Marietta Materials, Inc.	2,260	631,986
Vulcan Materials Co.	4,350	626,357
Garmin Ltd.	6,390	623,408
Allegion plc	3,990	496,915
Roper Technologies, Inc.	1,275	451,643
Total Industrial		11,123,889
Communications - 9.4%
Facebook, Inc. — Class A*	7,643	1,568,726
Charter Communications, Inc. — Class A*	2,150	1,042,922
CDW Corp.	7,110	1,015,592
Netflix, Inc.*	2,988	966,827
Amazon.com, Inc.*	480	886,963
eBay, Inc.	21,060	760,477
Motorola Solutions, Inc.	3,461	557,706
Alphabet, Inc. — Class A*	393	526,380
Alphabet, Inc. — Class C*	391	522,775
Arista Networks, Inc.*	2,430	494,262
Booking Holdings, Inc.*	240	492,895
Total Communications		8,835,525
Financial - 9.1%
Mastercard, Inc. — Class A	4,597	1,372,618
Synchrony Financial	38,070	1,370,901
CBRE Group, Inc. — Class A*	21,760	1,333,671
Visa, Inc. — Class A	5,720	1,074,788
Cboe Global Markets, Inc.	7,898	947,760
Equinix, Inc. REIT	1,310	764,647
SBA Communications Corp. REIT	2,770	667,542
American Tower Corp. — Class A REIT	2,450	563,059
Western Union Co.	18,730	501,589
Total Financial		8,596,575
Basic Materials - 4.8%
FMC Corp.	12,560	1,253,739
Dow, Inc.	22,160	1,212,817
Sherwin-Williams Co.	1,600	933,664
Celanese Corp. — Class A	4,590	565,121

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Basic Materials - 4.8% (continued)
Air Products & Chemicals, Inc.	2,356	$553,636
Total Basic Materials		4,518,977
Energy - 1.9%
ConocoPhillips	16,483	1,071,889
Hess Corp.	11,260	752,281
Total Energy		1,824,170
Utilities - 1.1%
NRG Energy, Inc.	26,154	1,039,622
Total Common Stocks
(Cost $86,704,281)		93,801,492

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$360,314	360,314
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	116,182	116,182
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	116,182	116,182
Total Repurchase Agreements
(Cost $592,678)		592,678
Total Investments - 100.3%
(Cost $87,296,959)		$94,394,170
Other Assets & Liabilities, net - (0.3)%		(259,439)
Total Net Assets - 100.0%		$94,134,731

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$93,801,492	$—	$—	$93,801,492
Repurchase Agreements	—	592,678	—	592,678
Total Assets	$93,801,492	$592,678	$—	$94,394,170

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 33.4%
Berkshire Hathaway, Inc. — Class B*	4,930	$1,116,645
Prudential Financial, Inc.	8,373	784,885
Unum Group	26,479	772,128
MetLife, Inc.	14,755	752,062
Lincoln National Corp.	12,292	725,351
American International Group, Inc.	12,062	619,142
Loews Corp.	11,110	583,164
Invesco Ltd.	30,110	541,378
Principal Financial Group, Inc.	8,769	482,295
Citizens Financial Group, Inc.	11,839	480,782
Capital One Financial Corp.	4,370	449,717
Citigroup, Inc.	5,299	423,337
Goldman Sachs Group, Inc.	1,700	390,881
People's United Financial, Inc.	22,016	372,070
Morgan Stanley	6,863	350,836
Regions Financial Corp.	19,295	331,102
Allstate Corp.	2,781	312,723
Fifth Third Bancorp	10,079	309,828
Assurant, Inc.	2,344	307,252
Travelers Companies, Inc.	2,191	300,057
Hartford Financial Services Group, Inc.	4,906	298,138
Everest Re Group Ltd.	1,033	285,976
Zions Bancorp North America	5,091	264,325
Bank of New York Mellon Corp.	5,123	257,840
Bank of America Corp.	6,950	244,779
Chubb Ltd.	1,570	244,386
KeyCorp	11,970	242,273
State Street Corp.	3,036	240,148
Aflac, Inc.	4,475	236,728
Franklin Resources, Inc.	8,540	221,869
Wells Fargo & Co.	4,101	220,634
Alliance Data Systems Corp.	1,920	215,424
Comerica, Inc.	2,820	202,335
Huntington Bancshares, Inc.	12,085	182,242
Truist Financial Corp.	3,115	175,437
Host Hotels & Resorts, Inc. REIT	9,070	168,249
M&T Bank Corp.	980	166,355
Globe Life, Inc.	1,560	164,190
Raymond James Financial, Inc.	1,756	157,092
Total Financial		14,594,055
Consumer, Cyclical - 21.7%
Macy's, Inc.	69,070	1,174,190
Ford Motor Co.	97,584	907,531
General Motors Co.	22,275	815,265
Kohl's Corp.	14,147	720,790
Gap, Inc.	36,312	641,996
American Airlines Group, Inc.	17,014	487,961
Walgreens Boots Alliance, Inc.	8,164	481,349
PVH Corp.	4,557	479,169
Whirlpool Corp.	2,669	393,758
Lennar Corp. — Class A	6,907	385,342
Nordstrom, Inc.	9,100	372,463
United Airlines Holdings, Inc.*	4,190	369,097
Carnival Corp.	7,010	356,318
Mohawk Industries, Inc.*	2,530	345,041
L Brands, Inc.	15,890	287,927
BorgWarner, Inc.	6,034	261,755
Delta Air Lines, Inc.	4,047	236,669
Best Buy Company, Inc.	2,695	236,621
Alaska Air Group, Inc.	3,168	214,632
Norwegian Cruise Line Holdings Ltd.*	2,820	164,716
Capri Holdings Ltd.*	4,180	159,467
Total Consumer, Cyclical		9,492,057
Energy - 15.4%
Baker Hughes Co.	34,612	887,106
Marathon Petroleum Corp.	14,181	854,405
Marathon Oil Corp.	43,380	589,100
HollyFrontier Corp.	10,790	547,161
Concho Resources, Inc.	6,220	544,686
Valero Energy Corp.	5,735	537,083
Diamondback Energy, Inc.	4,840	449,442
Devon Energy Corp.	15,920	413,442
TechnipFMC plc	17,741	380,367
Helmerich & Payne, Inc.	6,876	312,377
Halliburton Co.	11,520	281,894
Occidental Petroleum Corp.	6,320	260,447
Exxon Mobil Corp.	3,620	252,604
Chevron Corp.	2,024	243,912
Kinder Morgan, Inc.	8,902	188,456
Total Energy		6,742,482
Consumer, Non-cyclical - 14.6%
Archer-Daniels-Midland Co.	14,971	693,906
Kroger Co.	22,007	637,983
CVS Health Corp.	7,739	574,930
Centene Corp.*	9,050	568,974
Mylan N.V.*	28,153	565,875
Corteva, Inc.	18,439	545,057
Molson Coors Beverage Co. — Class B	9,920	534,688
AmerisourceBergen Corp. — Class A	5,385	457,833
Cigna Corp.	2,190	447,833
McKesson Corp.	3,108	429,899
Perrigo Company plc	5,150	266,049
Anthem, Inc.	810	244,644
Kraft Heinz Co.	6,532	209,873
JM Smucker Co.	1,949	202,949
Total Consumer, Non-cyclical		6,380,493
Basic Materials - 5.1%
Mosaic Co.	33,010	714,336
DuPont de Nemours, Inc.	8,249	529,586
Nucor Corp.	6,149	346,066
Eastman Chemical Co.	2,800	221,928
International Paper Co.	4,601	211,876
Newmont Goldcorp Corp.	4,640	201,608
Total Basic Materials		2,225,400
Industrial - 2.9%
Westrock Co.	17,108	734,104
Textron, Inc.	6,169	275,137
FedEx Corp.	1,560	235,888
Total Industrial		1,245,129
Technology - 2.4%
DXC Technology Co.	11,802	443,637
Hewlett Packard Enterprise Co.	27,086	429,584
HP, Inc.	9,120	187,416
Total Technology		1,060,637

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Communications - 2.3%
News Corp. — Class A	29,199	$412,874
DISH Network Corp. — Class A*	6,926	245,665
AT&T, Inc.	5,747	224,593
News Corp. — Class B	9,148	132,737
Total Communications		1,015,869
Utilities - 1.6%
Exelon Corp.	6,294	286,944
CenterPoint Energy, Inc.	8,135	221,841
Duke Energy Corp.	1,904	173,664
Total Utilities		682,449
Total Common Stocks
(Cost $39,671,000)		43,438,571

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$205,993	205,993
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	66,421	66,421
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	66,421	66,421
Total Repurchase Agreements
(Cost $338,835)		338,835
Total Investments - 100.2%
(Cost $40,009,835)		$43,777,406
Other Assets & Liabilities, net - (0.2)%		(72,945)
Total Net Assets - 100.0%		$43,704,461

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$43,438,571	$—	$—	$43,438,571
Repurchase Agreements	—	338,835	—	338,835
Total Assets	$43,438,571	$338,835	$—	$43,777,406

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Industrial - 24.3%
Universal Display Corp.	4,660	$960,286
MasTec, Inc.*	13,910	892,466
Axon Enterprise, Inc.*	11,530	844,918
Jabil, Inc.	20,260	837,346
Mercury Systems, Inc.*	10,250	708,378
Carlisle Companies, Inc.	3,950	639,268
Trex Company, Inc.*	6,580	591,410
KBR, Inc.	18,420	561,810
Timken Co.	9,550	537,760
Knight-Swift Transportation Holdings, Inc.	14,410	516,454
Teledyne Technologies, Inc.*	1,460	505,948
Woodward, Inc.	4,150	491,526
Tetra Tech, Inc.	5,350	460,956
Coherent, Inc.*	2,640	439,164
Hubbell, Inc.	2,800	413,896
Cognex Corp.	6,410	359,217
Clean Harbors, Inc.*	3,400	291,550
Nordson Corp.	1,730	281,713
Gentex Corp.	9,290	269,224
Lincoln Electric Holdings, Inc.	2,630	254,400
Eagle Materials, Inc.	2,540	230,277
Total Industrial		11,087,967
Consumer, Cyclical - 21.0%
RH*	4,660	994,910
Caesars Entertainment Corp.*	52,730	717,128
Eldorado Resorts, Inc.*	11,134	664,032
Marriott Vacations Worldwide Corp.	5,140	661,826
Five Below, Inc.*	4,910	627,793
Skechers U.S.A., Inc. — Class A*	14,000	604,660
Scientific Games Corp. — Class A*	21,205	567,870
Casey's General Stores, Inc.	3,470	551,695
Domino's Pizza, Inc.	1,719	505,008
Dunkin' Brands Group, Inc.	6,610	499,319
Scotts Miracle-Gro Co. — Class A	4,440	471,439
Boyd Gaming Corp.	12,300	368,262
Churchill Downs, Inc.	2,531	347,253
Pool Corp.	1,487	315,809
Wyndham Hotels & Resorts, Inc.	4,848	304,503
Deckers Outdoor Corp.*	1,800	303,948
Polaris, Inc.	2,810	285,777
Herman Miller, Inc.	6,380	265,727
Tempur Sealy International, Inc.*	3,000	261,180
Toro Co.	3,040	242,197
Total Consumer, Cyclical		9,560,336
Consumer, Non-cyclical - 20.1%
Arrowhead Pharmaceuticals, Inc.*	13,600	862,648
Repligen Corp.*	8,740	808,450
Penumbra, Inc.*	4,460	732,644
WEX, Inc.*	2,850	596,961
FTI Consulting, Inc.*	5,200	575,432
Exelixis, Inc.*	29,900	526,838
Ligand Pharmaceuticals, Inc. — Class B*,1	4,930	514,150
Boston Beer Company, Inc. — Class A*	1,320	498,762
Syneos Health, Inc.*	8,220	488,885
PRA Health Sciences, Inc.*	3,981	442,488
Bio-Techne Corp.	1,960	430,240
Masimo Corp.*	2,469	390,250
Charles River Laboratories International, Inc.*	2,190	334,544
Chemed Corp.	741	325,492
Sanderson Farms, Inc.	1,820	320,720
Amedisys, Inc.*	1,910	318,817
West Pharmaceutical Services, Inc.	1,750	263,078
Catalent, Inc.*	4,550	256,165
Brink's Co.	2,740	248,463
ICU Medical, Inc.*	1,270	237,642
Total Consumer, Non-cyclical		9,172,669
Technology - 15.0%
Teradyne, Inc.	10,840	739,180
MKS Instruments, Inc.	6,560	721,666
Cabot Microelectronics Corp.	4,920	710,054
Lumentum Holdings, Inc.*	7,600	602,680
Fair Isaac Corp.*	1,601	599,863
j2 Global, Inc.	5,801	543,612
Tyler Technologies, Inc.*	1,810	543,036
Cypress Semiconductor Corp.	20,580	480,131
CACI International, Inc. — Class A*	1,850	462,481
Monolithic Power Systems, Inc.	2,570	457,511
Perspecta, Inc.	15,150	400,566
Manhattan Associates, Inc.*	4,040	322,190
ACI Worldwide, Inc.*	6,366	241,176
Total Technology		6,824,146
Energy - 8.0%
SolarEdge Technologies, Inc.*	10,630	1,010,807
Matador Resources Co.*	55,770	1,002,187
WPX Energy, Inc.*	68,000	934,320
Murphy USA, Inc.*	5,960	697,320
Total Energy		3,644,634
Financial - 7.1%
RenaissanceRe Holdings Ltd.	4,410	864,448
LendingTree, Inc.*,1	2,590	785,910
Cousins Properties, Inc. REIT	15,230	627,476
Primerica, Inc.	2,851	372,227
Brown & Brown, Inc.	9,400	371,112
EastGroup Properties, Inc. REIT	1,680	222,885
Total Financial		3,244,058
Basic Materials - 2.1%
Reliance Steel & Aluminum Co.	5,090	609,578
Royal Gold, Inc.	2,710	331,298
Total Basic Materials		940,876
Communications - 1.8%
Cable One, Inc.	360	535,849
Etsy, Inc.*	7,000	310,100
Total Communications		845,949
Total Common Stocks
(Cost $41,325,690)		45,320,635

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$102,310	$102,310
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	32,989	32,989
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	32,989	32,989
Total Repurchase Agreements
(Cost $168,288)		168,288

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	523,727	523,727
Total Securities Lending Collateral
(Cost $523,727)		523,727
Total Investments - 101.0%
(Cost $42,017,705)		$46,012,650
Other Assets & Liabilities, net - (1.0)%		(477,062)
Total Net Assets - 100.0%		$45,535,588

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,320,635	$—	$—	$45,320,635
Repurchase Agreements	—	168,288	—	168,288
Securities Lending Collateral	523,727	—	—	523,727
Total Assets	$45,844,362	$168,288	$—	$46,012,650

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Cyclical - 26.7%
Resideo Technologies, Inc.*	43,127	$514,505
Goodyear Tire & Rubber Co.	29,574	460,023
Dillard's, Inc. — Class A1	5,677	417,146
Dana, Inc.	19,467	354,299
World Fuel Services Corp.	7,333	318,399
AutoNation, Inc.*	6,306	306,661
Lear Corp.	1,940	266,168
Delphi Technologies plc*	18,773	240,858
Bed Bath & Beyond, Inc.	12,999	224,883
TRI Pointe Group, Inc.*	13,879	216,235
Adient plc*	9,927	210,949
Thor Industries, Inc.	2,749	204,223
Penn National Gaming, Inc.*	7,760	198,346
JetBlue Airways Corp.*	10,297	192,760
Foot Locker, Inc.	4,240	165,317
BJ's Wholesale Club Holdings, Inc.*	7,140	162,363
Dick's Sporting Goods, Inc.	3,185	157,626
KAR Auction Services, Inc.	6,360	138,584
Urban Outfitters, Inc.*	4,970	138,017
American Eagle Outfitters, Inc.	8,550	125,685
Total Consumer, Cyclical		5,013,047
Financial - 26.2%
Genworth Financial, Inc. — Class A*	110,780	487,432
Brighthouse Financial, Inc.*	9,541	374,293
CNO Financial Group, Inc.	15,543	281,795
Reinsurance Group of America, Inc. — Class A	1,487	242,470
Jefferies Financial Group, Inc.	10,309	220,303
Umpqua Holdings Corp.	10,450	184,965
Park Hotels & Resorts, Inc. REIT	6,910	178,762
FNB Corp.	13,870	176,149
GEO Group, Inc. REIT	10,140	168,425
CoreCivic, Inc. REIT	9,410	163,546
Diversified Healthcare Trust REIT	19,356	163,365
Associated Banc-Corp.	7,005	154,390
Old Republic International Corp.	6,875	153,794
PacWest Bancorp	4,013	153,578
Legg Mason, Inc.	4,146	148,883
Navient Corp.	10,619	145,268
Kemper Corp.	1,840	142,600
Mercury General Corp.	2,890	140,830
Janus Henderson Group plc	5,684	138,974
Sterling Bancorp	6,540	137,863
Bank OZK	4,497	137,181
Hancock Whitney Corp.	2,885	126,594
Pebblebrook Hotel Trust REIT	4,160	111,529
First Horizon National Corp.	6,440	106,646
Wintrust Financial Corp.	1,500	106,350
Pinnacle Financial Partners, Inc.	1,479	94,656
Texas Capital Bancshares, Inc.*	1,660	94,238
Valley National Bancorp	7,510	85,990
TCF Financial Corp.	1,830	85,644
Total Financial		4,906,513
Industrial - 15.5%
Avnet, Inc.	9,102	386,289
Ryder System, Inc.	7,012	380,822
SYNNEX Corp.	2,383	306,930
Arrow Electronics, Inc.*	3,581	303,454
Tech Data Corp.*	2,086	299,550
AECOM*	4,806	207,283
Terex Corp.	6,048	180,109
Greif, Inc. — Class A	3,890	171,938
Dycom Industries, Inc.*	3,170	149,465
Trinity Industries, Inc.	5,919	131,106
Regal Beloit Corp.	1,250	107,013
II-VI, Inc.*	2,920	98,316
XPO Logistics, Inc.*	1,150	91,655
Worthington Industries, Inc.	1,932	81,492
Total Industrial		2,895,422
Energy - 11.2%
Chesapeake Energy Corp.*,1	663,090	547,447
CNX Resources Corp.*	42,110	372,673
NOW, Inc.*	29,420	330,681
PBF Energy, Inc. — Class A	10,530	330,326
Equities Corp.	20,593	224,464
Antero Midstream Corp.[1]	21,300	161,667
Patterson-UTI Energy, Inc.	13,360	140,280
Total Energy		2,107,538
Consumer, Non-cyclical - 9.0%
Patterson Companies, Inc.	14,861	304,353
ManpowerGroup, Inc.	2,994	290,717
Avis Budget Group, Inc.*	6,626	213,622
Graham Holdings Co. — Class B	228	145,690
TreeHouse Foods, Inc.*	2,763	134,005
Green Dot Corp. — Class A*	4,690	109,277
Sprouts Farmers Market, Inc.*	5,550	107,393
Tenet Healthcare Corp.*	2,750	104,583
Molina Healthcare, Inc.*	690	93,626
Acadia Healthcare Company, Inc.*	2,745	91,189
Adtalem Global Education, Inc.*	2,480	86,726
Total Consumer, Non-cyclical		1,681,181
Basic Materials - 8.1%
United States Steel Corp.[1]	35,540	405,511
Domtar Corp.	8,980	343,395
Olin Corp.	15,835	273,154
Commercial Metals Co.	9,963	221,876
Chemours Co.	7,960	143,996
Minerals Technologies, Inc.	2,098	120,908
Total Basic Materials		1,508,840
Communications - 2.6%
Telephone & Data Systems, Inc.	14,005	356,147
Meredith Corp.	4,200	136,374
Total Communications		492,521
Technology - 0.5%
NetScout Systems, Inc.*	3,984	95,895
Total Common Stocks
(Cost $17,588,388)		18,700,957

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$68,455	$68,455
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	22,073	22,073
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	22,073	22,073
Total Repurchase Agreements
(Cost $112,601)		112,601

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	1,093,138	1,093,138
Total Securities Lending Collateral
(Cost $1,093,138)		1,093,138
Total Investments - 106.2%
(Cost $18,794,127)		$19,906,696
Other Assets & Liabilities, net - (6.2)%		(1,163,102)
Total Net Assets - 100.0%		$18,743,594

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,700,957	$—	$—	$18,700,957
Repurchase Agreements	—	112,601	—	112,601
Securities Lending Collateral	1,093,138	—	—	1,093,138
Total Assets	$19,794,095	$112,601	$—	$19,906,696

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 20.9%
Triumph Group, Inc.	7,390	$186,745
Federal Signal Corp.	5,620	181,245
TopBuild Corp.*	1,750	180,390
Patrick Industries, Inc.	3,340	175,116
American Woodmark Corp.*	1,670	174,532
Ichor Holdings Ltd.*	5,130	170,675
Griffon Corp.	8,020	163,046
Universal Forest Products, Inc.	3,070	146,439
OSI Systems, Inc.*	1,450	146,073
Saia, Inc.*	1,550	144,336
Advanced Energy Industries, Inc.*	1,760	125,312
Simpson Manufacturing Company, Inc.	1,560	125,159
CIRCOR International, Inc.*	2,550	117,912
John Bean Technologies Corp.	960	108,154
ESCO Technologies, Inc.	1,100	101,750
Itron, Inc.*	1,190	99,900
Alamo Group, Inc.	770	96,673
Comtech Telecommunications Corp.	2,710	96,178
Alarm.com Holdings, Inc.*	2,110	90,667
Franklin Electric Company, Inc.	1,566	89,763
Plexus Corp.*	1,140	87,711
Aerojet Rocketdyne Holdings, Inc.*	1,909	87,165
Fabrinet*	1,330	86,237
Forward Air Corp.	1,220	85,339
SPX FLOW, Inc.*	1,740	85,034
Tennant Co.	1,030	80,258
Watts Water Technologies, Inc. — Class A	760	75,818
Exponent, Inc.	1,090	75,221
Albany International Corp. — Class A	940	71,365
SPX Corp.*	1,380	70,215
AAON, Inc.	1,300	64,233
Vicor Corp.*	1,341	62,652
Total Industrial		3,651,313
Consumer, Non-cyclical - 17.0%
Rent-A-Center, Inc.	7,790	224,664
Medpace Holdings, Inc.*	2,170	182,410
Hanger, Inc.*	5,710	157,653
Innoviva, Inc.*	11,032	156,213
Cardiovascular Systems, Inc.*	3,160	153,544
NeoGenomics, Inc.*	5,210	152,392
Eagle Pharmaceuticals, Inc.*	2,470	148,398
ANI Pharmaceuticals, Inc.*	2,290	141,224
Coca-Cola Consolidated, Inc.	470	133,503
Pennant Group, Inc.*	3,957	130,858
RR Donnelley & Sons Co.	31,734	125,349
Cutera, Inc.*	3,460	123,903
RadNet, Inc.*	5,490	111,447
CONMED Corp.	930	104,002
Corcept Therapeutics, Inc.*	8,541	103,346
Addus HomeCare Corp.*	900	87,498
LHC Group, Inc.*	630	86,789
Anika Therapeutics, Inc.*	1,500	77,775
Enanta Pharmaceuticals, Inc.*	1,230	75,989
LeMaitre Vascular, Inc.	2,060	74,057
Inter Parfums, Inc.	997	72,492
EVERTEC, Inc.	1,960	66,719
Medifast, Inc.	530	58,077
Medicines Co.*	640	54,362
CorVel Corp.*	622	54,338
REGENXBIO, Inc.*	1,270	52,032
John B Sanfilippo & Son, Inc.	560	51,117
Total Consumer, Non-cyclical		2,960,151
Consumer, Cyclical - 15.5%
Winnebago Industries, Inc.	4,220	223,576
LGI Homes, Inc.*	3,010	212,656
Installed Building Products, Inc.*	2,980	205,233
Sleep Number Corp.*	3,726	183,468
Lithia Motors, Inc. — Class A	1,140	167,580
Callaway Golf Co.	7,750	164,300
Wingstop, Inc.	1,864	160,733
MDC Holdings, Inc.	3,560	135,849
Fox Factory Holding Corp.*	1,880	130,792
Boot Barn Holdings, Inc.*	2,820	125,574
LCI Industries	1,160	124,271
Zumiez, Inc.*	3,520	121,581
Steven Madden Ltd.	2,310	99,353
Shake Shack, Inc. — Class A*	1,656	98,648
UniFirst Corp.	440	88,871
Allegiant Travel Co. — Class A	510	88,760
Chuy's Holdings, Inc.*	3,170	82,166
Cavco Industries, Inc.*	407	79,520
Universal Electronics, Inc.*	1,430	74,732
St. Joe Co.*	3,600	71,388
Crocs, Inc.*	1,560	65,349
Total Consumer, Cyclical		2,704,400
Financial - 15.1%
Innovative Industrial Properties, Inc. REIT[1]	3,100	235,197
NMI Holdings, Inc. — Class A*	6,930	229,937
Kinsale Capital Group, Inc.	2,240	227,718
Essential Properties Realty Trust, Inc. REIT	8,550	212,126
Safehold, Inc. REIT	5,190	209,157
Meta Financial Group, Inc.	5,370	196,059
Virtus Investment Partners, Inc.	1,480	180,146
PennyMac Mortgage Investment Trust REIT	7,160	159,596
Walker & Dunlop, Inc.	2,360	152,645
eHealth, Inc.*	1,545	148,444
Enova International, Inc.*	5,720	137,623
Granite Point Mortgage Trust, Inc. REIT	7,140	131,233
Community Healthcare Trust, Inc. REIT	2,840	121,722
Preferred Bank/Los Angeles CA	1,640	98,547
Universal Health Realty Income Trust REIT	690	80,979
ServisFirst Bancshares, Inc.	1,500	56,520
Agree Realty Corp. REIT	730	51,224
Total Financial		2,628,873
Technology - 13.4%
Ultra Clean Holdings, Inc.*	9,030	211,934
Brooks Automation, Inc.	4,860	203,926
KEMET Corp.	6,166	166,790

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 13.4% (continued)
FormFactor, Inc.*	5,740	$149,068
Xperi Corp.	6,990	129,315
Diodes, Inc.*	2,220	125,142
Diebold Nixdorf, Inc.*	11,760	124,185
TTEC Holdings, Inc.	3,110	123,218
SPS Commerce, Inc.*	2,036	112,835
CSG Systems International, Inc.	1,950	100,971
Virtusa Corp.*	2,190	99,273
ManTech International Corp. — Class A	1,190	95,057
Agilysys, Inc.*	3,694	93,864
Digi International, Inc.*	5,110	90,549
LivePerson, Inc.*	2,150	79,550
ExlService Holdings, Inc.*	1,130	78,490
3D Systems Corp.*	8,797	76,974
Qualys, Inc.*	910	75,867
Power Integrations, Inc.	740	73,193
Glu Mobile, Inc.*	11,660	70,543
Progress Software Corp.	1,150	47,783
Total Technology		2,328,527
Energy - 10.0%
Talos Energy, Inc.*	11,860	357,579
Par Pacific Holdings, Inc.*	10,910	253,549
SRC Energy, Inc.*	58,360	240,443
Penn Virginia Corp.*	6,909	209,688
Ring Energy, Inc.*	79,080	208,771
DMC Global, Inc.	4,070	182,906
Helix Energy Solutions Group, Inc.*	17,220	165,829
Geospace Technologies Corp.*	7,895	132,399
Total Energy		1,751,164
Communications - 5.0%
TechTarget, Inc.*	5,050	131,805
Viavi Solutions, Inc.*	8,290	124,350
Perficient, Inc.*	2,500	115,175
Extreme Networks, Inc.*	14,060	103,622
NIC, Inc.	3,630	81,131
Harmonic, Inc.*	10,340	80,652
Cogent Communications Holdings, Inc.	1,080	71,075
QuinStreet, Inc.*	4,598	70,395
8x8, Inc.*	2,840	51,972
Shutterstock, Inc.*	1,140	48,883
Total Communications		879,060
Basic Materials - 2.6%
Innospec, Inc.	1,580	163,435
Koppers Holdings, Inc.*	4,110	157,084
Schweitzer-Mauduit International, Inc.	2,120	89,019
Rogers Corp.*	400	49,892
Total Basic Materials		459,430
Total Common Stocks
(Cost $16,671,317)		17,362,918

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$54,882	54,882
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	17,696	17,696
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	17,696	17,696
Total Repurchase Agreements
(Cost $90,274)		90,274

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	66,825	66,825
Total Securities Lending Collateral
(Cost $66,825)		66,825
Total Investments - 100.4%
(Cost $16,828,416)		$17,520,017
Other Assets & Liabilities, net - (0.4)%		(61,671)
Total Net Assets - 100.0%		$17,458,346

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,362,918	$—	$—	$17,362,918
Repurchase Agreements	—	90,274	—	90,274
Securities Lending Collateral	66,825	—	—	66,825
Total Assets	$17,429,743	$90,274	$—	$17,520,017

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 30.3%
Cooper-Standard Holdings, Inc.*	7,071	$234,474
Office Depot, Inc.	80,499	220,567
Fossil Group, Inc.*	24,257	191,145
Red Robin Gourmet Burgers, Inc.*	5,232	172,761
MarineMax, Inc.*	10,299	171,890
Abercrombie & Fitch Co. — Class A	9,163	158,428
ScanSource, Inc.*	4,239	156,631
Genesco, Inc.*	3,256	156,028
Big Lots, Inc.	5,141	147,650
Veritiv Corp.*	7,497	147,466
Express, Inc.*	30,204	147,093
Titan International, Inc.	39,858	144,286
Barnes & Noble Education, Inc.*	32,301	137,925
William Lyon Homes — Class A*	6,854	136,943
Chico's FAS, Inc.	32,948	125,532
Caleres, Inc.	5,112	121,410
Group 1 Automotive, Inc.	1,138	113,800
Sonic Automotive, Inc. — Class A	3,661	113,491
Movado Group, Inc.	5,180	112,613
Signet Jewelers Ltd.	5,172	112,439
G-III Apparel Group Ltd.*	3,201	107,234
Conn's, Inc.*	8,563	106,096
American Axle & Manufacturing Holdings, Inc.*	9,591	103,199
Anixter International, Inc.*	1,118	102,968
Core-Mark Holding Company, Inc.	3,748	101,908
Designer Brands, Inc. — Class A	5,500	86,570
Wabash National Corp.	5,855	86,010
Hawaiian Holdings, Inc.	2,630	77,033
Michaels Companies, Inc.*	8,860	71,677
Cooper Tire & Rubber Co.	2,474	71,128
Tupperware Brands Corp.	7,940	68,125
Cato Corp. — Class A	3,607	62,762
Haverty Furniture Companies, Inc.	3,084	62,173
Ethan Allen Interiors, Inc.	3,212	61,220
Daktronics, Inc.	10,020	61,022
Garrett Motion, Inc.*	6,000	59,940
GameStop Corp. — Class A1	9,677	58,836
Shoe Carnival, Inc.	1,560	58,157
Unifi, Inc.*	2,277	57,517
J.C. Penney Company, Inc.*,1	47,341	53,022
Tailored Brands, Inc.[1]	12,040	49,846
Lumber Liquidators Holdings, Inc.*	4,551	44,463
Vista Outdoor, Inc.*	5,875	43,945
Vera Bradley, Inc.*	3,186	37,595
Total Consumer, Cyclical		4,715,018
Energy - 24.5%
Whiting Petroleum Corp.*	34,740	254,992
Southwestern Energy Co.*	97,660	236,337
Denbury Resources, Inc.*	162,798	229,545
Gulfport Energy Corp.*	73,521	223,504
CONSOL Energy, Inc.*	14,690	213,152
Oasis Petroleum, Inc.*	63,110	205,739
Renewable Energy Group, Inc.*	6,430	173,288
Green Plains, Inc.	11,216	173,063
TETRA Technologies, Inc.*	87,250	171,010
KLX Energy Services Holdings, Inc.*	25,930	166,989
HighPoint Resources Corp.*	97,500	164,775
Exterran Corp.*	20,966	164,164
ProPetro Holding Corp.*	13,900	156,375
SM Energy Co.	13,119	147,458
Valaris plc	21,370	140,187
Laredo Petroleum, Inc.*	48,573	139,404
Bonanza Creek Energy, Inc.*	4,670	108,998
Matrix Service Co.*	3,967	90,765
SunCoke Energy, Inc.	12,970	80,803
Era Group, Inc.*	7,700	78,309
RPC, Inc.[1]	14,680	76,923
Oil States International, Inc.*	3,984	64,979
Nabors Industries Ltd.	22,110	63,677
Range Resources Corp.[1]	13,110	63,583
Noble Corporation plc*	51,940	63,367
US Silica Holdings, Inc.	9,522	58,560
Warrior Met Coal, Inc.	2,290	48,388
Oceaneering International, Inc.*	2,990	44,581
Total Energy		3,802,915
Industrial - 14.8%
Greenbrier Companies, Inc.	6,649	215,627
Atlas Air Worldwide Holdings, Inc.*	7,363	202,998
Olympic Steel, Inc.	10,358	185,615
Briggs & Stratton Corp.	25,542	170,110
ArcBest Corp.	5,934	163,778
TimkenSteel Corp.*	19,231	151,156
Lydall, Inc.*	6,989	143,415
Sanmina Corp.*	3,927	134,460
Echo Global Logistics, Inc.*	6,293	130,265
Granite Construction, Inc.	4,010	110,957
Bel Fuse, Inc. — Class B	4,979	102,070
TTM Technologies, Inc.*	5,963	89,743
Boise Cascade Co.	2,091	76,384
Hub Group, Inc. — Class A*	1,350	69,242
LSB Industries, Inc.*	15,330	64,386
Trinseo S.A.	1,720	64,001
Arcosa, Inc.	1,149	51,188
US Concrete, Inc.*	1,182	49,242
DXP Enterprises, Inc.*	1,050	41,800
Applied Optoelectronics, Inc.*	3,450	40,986
Aegion Corp. — Class A*	1,751	39,170
Total Industrial		2,296,593
Consumer, Non-cyclical - 11.3%
Kelly Services, Inc. — Class A	9,001	203,242
Andersons, Inc.	7,937	200,647
SpartanNash Co.	12,715	181,062
Seneca Foods Corp. — Class A*	3,794	154,757
Fresh Del Monte Produce, Inc.	4,232	148,035
Invacare Corp.	12,949	116,800
Magellan Health, Inc.*	1,446	113,150
TrueBlue, Inc.*	4,178	100,523
Universal Corp.	1,560	89,014
Team, Inc.*	5,298	84,609
Lannett Company, Inc.*	8,830	77,881
ABM Industries, Inc.	1,965	74,100
United Natural Foods, Inc.*	7,570	66,313

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 11.3% (continued)
B&G Foods, Inc.[1]	3,600	$64,548
Central Garden & Pet Co. — Class A*	1,613	47,358
Owens & Minor, Inc.	5,630	29,107
Central Garden & Pet Co.*	389	12,086
Total Consumer, Non-cyclical		1,763,232
Financial - 10.0%
EZCORP, Inc. — Class A*	26,926	183,635
International. FCStone, Inc.*	3,360	164,069
Realogy Holdings Corp.[1]	14,690	142,199
FGL Holdings	8,570	91,270
iStar, Inc. REIT	5,803	84,201
American Equity Investment Life Holding Co.	2,450	73,329
Cedar Realty Trust, Inc. REIT	24,435	72,083
Hersha Hospitality Trust REIT	4,889	71,135
Stewart Information Services Corp.	1,684	68,690
Cadence BanCorp	3,278	59,430
Encore Capital Group, Inc.*	1,405	49,681
CBL & Associates Properties, Inc. REIT[1]	46,993	49,343
Customers Bancorp, Inc.*	2,036	48,477
United Insurance Holdings Corp.	3,760	47,414
Hope Bancorp, Inc.	3,016	44,818
Third Point Reinsurance Ltd.*	3,895	40,975
Ready Capital Corp. REIT	2,510	38,704
Berkshire Hills Bancorp, Inc.	1,170	38,470
Simmons First National Corp. — Class A	1,397	37,426
Horace Mann Educators Corp.	850	37,111
Opus Bank	1,391	35,985
United Fire Group, Inc.	820	35,859
Pacific Premier Bancorp, Inc.	1,063	34,659
Total Financial		1,548,963
Basic Materials - 3.8%
Kraton Corp.*	5,973	151,236
Rayonier Advanced Materials, Inc.	36,440	139,930
AdvanSix, Inc.*	4,833	96,467
Century Aluminum Co.*	12,733	95,688
AK Steel Holding Corp.*	19,600	64,484
Clearwater Paper Corp.*	2,339	49,961
Total Basic Materials		597,766
Communications - 3.1%
Gannett Company, Inc.	28,828	183,923
Consolidated Communications Holdings, Inc.	41,940	162,727
Scholastic Corp.	1,370	52,676
Spok Holdings, Inc.	3,760	45,985
NETGEAR, Inc.*	1,840	45,099
Total Communications		490,410
Technology - 1.6%
Donnelley Financial Solutions, Inc.*	10,087	105,611
Pitney Bowes, Inc.	12,783	51,515
Unisys Corp.*	4,100	48,626
Photronics, Inc.*	2,525	39,794
Total Technology		245,546
Total Common Stocks
(Cost $14,116,227)		15,460,443

RIGHTS†††,2- 0.0%
Basic Materials-0.0%
A Schulman, Inc.*	1,520	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.0%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$92,151	92,151
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	29,714	29,714
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	29,714	29,714
Total Repurchase Agreements
(Cost $151,579)		151,579

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[5]	321,350	321,350
Total Securities Lending Collateral
(Cost $321,350)		321,350
Total Investments - 102.5%
(Cost $14,589,156)		$15,933,372
Other Assets & Liabilities, net - (2.5)%		(391,267)
Total Net Assets - 100.0%		$15,542,105

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2019.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$15,460,443	$—	$—		$15,460,443
Rights	—	—	—	*	—
Repurchase Agreements	—	151,579	—		151,579
Securities Lending Collateral	321,350	—	—		321,350
Total Assets	$15,781,793	$151,579	$—		$15,933,372

*	Includes securities with a market value of $0.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 64.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	129,747	$1,290,984
Guggenheim Strategy Fund II1	52,018	1,286,929
Total Mutual Funds
(Cost $2,584,320)		2,577,913

	Face Amount
FEDERAL AGENCY NOTES†† - 29.5%
Federal Farm Credit Bank
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	500,983
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	500,000	499,740
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,427
Total Federal Agency Notes
(Cost $1,180,000)		1,181,150

U.S. TREASURY BILLS†† - 3.9%
U.S. Treasury Bills
1.47% due 02/04/20[3,4]	157,000	156,775
Total U.S. Treasury Bills
(Cost $156,778)		156,775

REPURCHASE AGREEMENTS††,5 - 4.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[6]	109,904	109,904
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[6]	35,438	35,438
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[6]	35,438	35,438
Total Repurchase Agreements
(Cost $180,780)		180,780
Total Investments - 102.4%
(Cost $4,101,878)		$4,096,618
Other Assets & Liabilities, net - (2.4)%		(94,754)
Total Net Assets - 100.0%		$4,001,864

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	67	Mar 2020	$6,441,715	$(36,627)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	03/18/20	16,064	$1,545,173	$(8,292)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2019.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,577,913	$—	$—	$2,577,913
Federal Agency Notes	—	1,181,150	—	1,181,150
U.S. Treasury Bills	—	156,775	—	156,775
Repurchase Agreements	—	180,780	—	180,780
Total Assets	$2,577,913	$1,518,705	$—	$4,096,618

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$36,627	$—	$—	$36,627
Currency Index Swap Agreements**	—	8,292	—	8,292
Total Liabilities	$36,627	$8,292	$—	$44,919

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,491,136	$–	$(200,000)	$(1,554)	$(2,653)	$1,286,929	52,018	$32,823
Guggenheim Ultra Short Duration Fund — Institutional Class	1,493,579	–	(200,000)	(954)	(1,641)	1,290,984	129,747	25,836
	$2,984,715	$–	$(400,000)	$(2,508)	$(4,294)	$2,577,913		$58,659

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.7%
Software - 28.9%
Microsoft Corp.	19,815	$3,124,825
Oracle Corp.	22,098	1,170,752
Adobe, Inc.*	3,439	1,134,217
salesforce.com, Inc.*	6,590	1,071,798
Fidelity National Information Services, Inc.	5,991	833,288
Fiserv, Inc.*	6,847	791,719
Intuit, Inc.	2,820	738,643
VMware, Inc. — Class A*	4,730	717,967
ServiceNow, Inc.*	2,330	657,806
Activision Blizzard, Inc.	10,236	608,223
Autodesk, Inc.*	3,112	570,927
Workday, Inc. — Class A*	3,393	557,979
Electronic Arts, Inc.*	4,690	504,222
Paychex, Inc.	5,834	496,240
Splunk, Inc.*	2,870	429,840
ANSYS, Inc.*	1,635	420,865
NetEase, Inc. ADR	1,354	415,190
Synopsys, Inc.*	2,933	408,274
Atlassian Corporation plc — Class A*	3,299	397,002
Cadence Design Systems, Inc.*	5,717	396,531
Zoom Video Communications, Inc. — Class A*	5,700	387,828
SS&C Technologies Holdings, Inc.	5,790	355,506
Paycom Software, Inc.*	1,341	355,043
Akamai Technologies, Inc.*	3,942	340,510
Citrix Systems, Inc.	3,055	338,799
Take-Two Interactive Software, Inc.*	2,755	337,295
DocuSign, Inc.*	4,450	329,789
Twilio, Inc. — Class A*	3,309	325,208
Jack Henry & Associates, Inc.	2,062	300,371
Coupa Software, Inc.*	1,860	272,025
PTC, Inc.*	3,532	264,511
MongoDB, Inc.*	1,860	244,795
Dropbox, Inc. — Class A*	13,238	237,093
Alteryx, Inc. — Class A*	2,300	230,161
Nutanix, Inc. — Class A*	7,023	219,539
Total Software		19,984,781
Semiconductors - 20.4%
Intel Corp.	24,456	1,463,692
NVIDIA Corp.	4,528	1,065,438
Broadcom, Inc.	3,165	1,000,203
Texas Instruments, Inc.	7,728	991,425
QUALCOMM, Inc.	10,185	898,622
Micron Technology, Inc.*	12,641	679,833
Applied Materials, Inc.	11,014	672,295
Advanced Micro Devices, Inc.*	14,402	660,476
Analog Devices, Inc.	4,974	591,110
Lam Research Corp.	1,991	582,168
NXP Semiconductor N.V.	4,313	548,872
KLA Corp.	2,707	482,306
Microchip Technology, Inc.[1]	4,337	454,171
Xilinx, Inc.	4,609	450,622
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,652	444,581
Skyworks Solutions, Inc.	3,392	410,025
ASML Holding N.V. — Class G	1,290	381,763
Marvell Technology Group Ltd.	14,294	379,649
Maxim Integrated Products, Inc.	5,930	364,754
Qorvo, Inc.*	2,807	326,258
Teradyne, Inc.	4,436	302,491
ON Semiconductor Corp.*	11,777	287,123
Cypress Semiconductor Corp.	11,292	263,442
IPG Photonics Corp.*	1,725	249,987
Cree, Inc.*	4,244	195,861
Total Semiconductors		14,147,167
Internet - 16.9%
Alphabet, Inc. — Class A*	2,032	2,721,640
Facebook, Inc. — Class A*	10,486	2,152,252
Baidu, Inc. ADR*	4,055	512,552
Shopify, Inc. — Class A*	1,174	466,759
Twitter, Inc.*	13,924	446,264
Snap, Inc. — Class A*	26,740	436,664
Palo Alto Networks, Inc.*	1,868	431,975
VeriSign, Inc.*	2,238	431,218
Match Group, Inc.*,1	5,194	426,479
IAC/InterActiveCorp*	1,633	406,797
CDW Corp.	2,838	405,380
NortonLifeLock, Inc.	13,894	354,575
Weibo Corp. ADR*,1	7,559	350,360
Okta, Inc.*	2,904	335,034
Momo, Inc. ADR	9,766	327,161
Pinterest, Inc. — Class A*	15,150	282,396
Zillow Group, Inc. — Class C*,1	6,054	278,121
Zendesk, Inc.*	3,452	264,527
F5 Networks, Inc.*	1,833	255,978
Proofpoint, Inc.*	1,950	223,821
TripAdvisor, Inc.	6,050	183,799
Total Internet		11,693,752
Computers - 14.2%
Apple, Inc.	11,320	3,324,118
International Business Machines Corp.	7,288	976,884
Accenture plc — Class A	3,297	694,249
Dell Technologies, Inc. — Class C*	10,890	559,637
Cognizant Technology Solutions Corp. — Class A	8,372	519,231
HP, Inc.	24,069	494,618
Hewlett Packard Enterprise Co.	25,905	410,853
Western Digital Corp.	6,310	400,496
Fortinet, Inc.*	3,528	376,649
Check Point Software Technologies Ltd.*	3,251	360,731
Seagate Technology plc	6,043	359,559
NetApp, Inc.	5,390	335,528
Crowdstrike Holdings, Inc. — Class A*	5,830	290,742
DXC Technology Co.	7,386	277,640
Lumentum Holdings, Inc.*	2,774	219,978
Zscaler, Inc.*,1	4,610	214,365
Total Computers		9,815,278
Commercial Services - 5.2%
PayPal Holdings, Inc.*	9,288	1,004,683
Automatic Data Processing, Inc.	4,534	773,047
Global Payments, Inc.	3,613	659,589
Square, Inc. — Class A*	7,369	461,005

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Commercial Services - 5.2% (continued)
FleetCor Technologies, Inc.*	1,582	$455,173
Euronet Worldwide, Inc.*	1,650	259,974
Total Commercial Services		3,613,471
Diversified Financial Services - 5.2%
Visa, Inc. — Class A	9,195	1,727,740
Mastercard, Inc. — Class A	5,206	1,554,460
Western Union Co.	11,104	297,365
Total Diversified Financial Services		3,579,565
Telecommunications - 4.0%
Cisco Systems, Inc.	26,410	1,266,624
Motorola Solutions, Inc.	2,917	470,045
Corning, Inc.	14,506	422,270
Arista Networks, Inc.*	1,725	350,865
Juniper Networks, Inc.	10,478	258,073
Total Telecommunications		2,767,877
Electronics - 2.6%
Amphenol Corp. — Class A	4,715	510,304
Keysight Technologies, Inc.*	3,830	393,073
TE Connectivity Ltd.	3,761	360,454
Trimble, Inc.*	6,924	288,662
FLIR Systems, Inc.	4,540	236,398
Total Electronics		1,788,891
Energy-Alternate Sources - 1.0%
SolarEdge Technologies, Inc.*	3,640	346,128
First Solar, Inc.*	3,844	215,110
Enphase Energy, Inc.*,1	6,150	160,699
Total Energy-Alternate Sources		721,937
Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	1,324	338,203
Advertising - 0.4%
Trade Desk, Inc. — Class A*	1,165	302,644
Electrical Components & Equipment - 0.4%
Universal Display Corp.	1,376	283,552
Total Common Stocks
(Cost $44,339,393)		69,037,118

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$241,908	241,908
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	78,002	78,002
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	78,002	78,002
Total Repurchase Agreements
(Cost $397,912)		397,912

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[4]	1,233,805	1,233,805
Total Securities Lending Collateral
(Cost $1,233,805)		1,233,805
Total Investments - 102.1%
(Cost $45,971,110)		$70,668,835
Other Assets & Liabilities, net - (2.1)%		(1,451,652)
Total Net Assets - 100.0%		$69,217,183

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$69,037,118	$—	$—	$69,037,118
Repurchase Agreements	—	397,912	—	397,912
Securities Lending Collateral	1,233,805	—	—	1,233,805
Total Assets	$70,270,923	$397,912	$—	$70,668,835

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.9%
Telecommunications - 90.9%
AT&T, Inc.	12,962	$506,555
Verizon Communications, Inc.	7,827	480,578
Cisco Systems, Inc.	8,812	422,624
T-Mobile US, Inc.*	3,139	246,160
Motorola Solutions, Inc.	973	156,789
Sprint Corp.*	26,329	137,174
Arista Networks, Inc.*	575	116,955
CenturyLink, Inc.	8,549	112,932
Ubiquiti, Inc.	551	104,128
Juniper Networks, Inc.	3,496	86,107
Zayo Group Holdings, Inc.*	2,479	85,897
GCI Liberty, Inc. — Class A*	1,164	82,470
Ciena Corp.*	1,815	77,482
ViaSat, Inc.*	873	63,899
EchoStar Corp. — Class A*	1,429	61,890
Vodafone Group plc ADR	2,921	56,463
Viavi Solutions, Inc.*	3,598	53,970
Iridium Communications, Inc.*	2,179	53,691
America Movil SAB de CV — Class L ADR	3,317	53,072
China Mobile Ltd. ADR	1,234	52,161
Telephone & Data Systems, Inc.	2,020	51,369
Acacia Communications, Inc.*	740	50,179
CommScope Holding Company, Inc.*	3,516	49,892
BCE, Inc.	1,071	49,641
Telefonica Brasil S.A. ADR	3,307	47,356
Rogers Communications, Inc. — Class B	912	45,299
TELUS Corp.	1,169	45,275
Shenandoah Telecommunications Co.	1,066	44,356
Vonage Holdings Corp.*	5,348	39,629
InterDigital, Inc.	711	38,742
Plantronics, Inc.	1,138	31,113
NETGEAR, Inc.*	1,054	25,834
Total Telecommunications		3,529,682
Internet - 4.1%
F5 Networks, Inc.*	610	85,186
Cogent Communications Holdings, Inc.	802	52,780
Boingo Wireless, Inc.*	1,878	20,564
Total Internet		158,530
Computers - 2.9%
Lumentum Holdings, Inc.*	926	73,432
NetScout Systems, Inc.*	1,645	39,595
Total Computers		113,027
Software - 1.0%
Bandwidth, Inc. — Class A*	577	36,957
Total Common Stocks
(Cost $3,451,523)		3,838,196

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$24,002	24,002
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	7,740	7,740
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	7,740	7,740
Total Repurchase Agreements
(Cost $39,482)		39,482
Total Investments - 99.9%
(Cost $3,491,005)		$3,877,678
Other Assets & Liabilities, net - 0.1%		3,482
Total Net Assets - 100.0%		$3,881,160

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,838,196	$—	$—	$3,838,196
Repurchase Agreements	—	39,482	—	39,482
Total Assets	$3,838,196	$39,482	$—	$3,877,678

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Transportation - 43.6%
Union Pacific Corp.	4,731	$855,317
United Parcel Service, Inc. — Class B	6,401	749,301
CSX Corp.	7,856	568,460
Norfolk Southern Corp.	2,786	540,846
FedEx Corp.	3,176	480,243
Old Dominion Freight Line, Inc.	1,564	296,816
Kansas City Southern	1,929	295,446
Expeditors International of Washington, Inc.	3,564	278,063
J.B. Hunt Transport Services, Inc.	2,289	267,309
CH Robinson Worldwide, Inc.	3,186	249,145
XPO Logistics, Inc.*	2,620	208,814
Knight-Swift Transportation Holdings, Inc.	5,244	187,945
Canadian Pacific Railway Ltd.	697	177,700
Kirby Corp.*	1,937	173,420
Canadian National Railway Co.	1,866	168,780
Landstar System, Inc.	1,422	161,923
ZTO Express Cayman, Inc. ADR	6,573	153,480
Ryder System, Inc.	2,393	129,964
Werner Enterprises, Inc.	3,307	120,342
Saia, Inc.*	1,280	119,194
Hub Group, Inc. — Class A*	1,944	99,708
Total Transportation		6,282,216
Airlines - 18.1%
Delta Air Lines, Inc.	7,856	459,419
Southwest Airlines Co.	7,418	400,424
United Airlines Holdings, Inc.*	4,014	353,593
American Airlines Group, Inc.	9,262	265,634
Alaska Air Group, Inc.	3,178	215,309
JetBlue Airways Corp.*	9,312	174,321
SkyWest, Inc.	2,099	135,658
Ryanair Holdings plc ADR*	1,544	135,270
Copa Holdings S.A. — Class A	1,210	130,777
Allegiant Travel Co. — Class A	713	124,090
Spirit Airlines, Inc.*	3,044	122,704
Hawaiian Holdings, Inc.	2,965	86,845
Total Airlines		2,604,044
Auto Manufacturers - 13.4%
Tesla, Inc.*	1,571	657,196
General Motors Co.	14,796	541,533
Ford Motor Co.	49,349	458,946
Fiat Chrysler Automobiles N.V.	9,352	137,381
Ferrari N.V.	829	137,233
Total Auto Manufacturers		1,932,289
Auto Parts & Equipment - 11.4%
BorgWarner, Inc.	5,136	222,800
Aptiv plc	2,269	215,487
Lear Corp.	1,556	213,483
Goodyear Tire & Rubber Co.	9,333	145,175
Magna International, Inc.	2,473	135,619
Autoliv, Inc.	1,595	134,634
Delphi Technologies plc*	9,606	123,245
Dana, Inc.	6,654	121,103
Dorman Products, Inc.*	1,590	120,395
Visteon Corp.*	1,331	115,251
Adient plc*	4,880	103,700
Total Auto Parts & Equipment		1,650,892
Internet - 5.5%
Uber Technologies, Inc.*	18,050	536,807
Lyft, Inc. — Class A*	6,100	262,422
Total Internet		799,229
Commercial Services - 3.0%
AMERCO	550	206,701
Avis Budget Group, Inc.*	3,613	116,483
Hertz Global Holdings, Inc.*	7,135	112,376
Total Commercial Services		435,560
Leisure Time - 2.1%
Harley-Davidson, Inc.	4,883	181,599
Fox Factory Holding Corp.*	1,802	125,365
Total Leisure Time		306,964
Electronics - 1.4%
Gentex Corp.	7,044	204,135
Home Builders - 1.1%
Thor Industries, Inc.	2,061	153,112
Total Common Stocks
(Cost $12,117,304)		14,368,441
Total Investments - 99.6%
(Cost $12,117,304)		$14,368,441
Other Assets & Liabilities, net - 0.4%		59,294
Total Net Assets - 100.0%		$14,427,735

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,368,441	$—	$—	$14,368,441
Total Assets	$14,368,441	$—	$—	$14,368,441

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.3%
Electric - 82.2%
NextEra Energy, Inc.	22,337	$5,409,128
Dominion Energy, Inc.	49,641	4,111,268
Southern Co.	64,233	4,091,642
Duke Energy Corp.	44,810	4,087,120
American Electric Power Company, Inc.	35,908	3,393,665
Exelon Corp.	73,146	3,334,726
Sempra Energy	21,043	3,187,594
Xcel Energy, Inc.	44,915	2,851,653
Public Service Enterprise Group, Inc.	46,286	2,733,188
Consolidated Edison, Inc.	30,071	2,720,523
WEC Energy Group, Inc.	28,933	2,668,491
Edison International	34,856	2,628,491
Eversource Energy	30,794	2,619,646
PPL Corp.	70,803	2,540,412
FirstEnergy Corp.	52,125	2,533,275
DTE Energy Co.	19,060	2,475,322
Entergy Corp.	20,257	2,426,789
Ameren Corp.	28,426	2,183,117
CMS Energy Corp.	33,431	2,100,804
Avangrid, Inc.	38,633	1,976,464
Evergy, Inc.	29,698	1,933,043
CenterPoint Energy, Inc.	67,928	1,852,396
Alliant Energy Corp.	33,292	1,821,738
AES Corp.	90,496	1,800,870
Vistra Energy Corp.	69,820	1,605,162
Pinnacle West Capital Corp.	17,534	1,576,833
NRG Energy, Inc.	38,911	1,546,712
OGE Energy Corp.	33,375	1,484,186
PG&E Corp.*	111,110	1,207,766
IDACORP, Inc.	10,730	1,145,964
Portland General Electric Co.	19,751	1,101,908
Black Hills Corp.	13,922	1,093,434
ALLETE, Inc.	12,449	1,010,485
PNM Resources, Inc.	19,552	991,482
NorthWestern Corp.	13,097	938,662
Total Electric		81,183,959
Gas - 10.2%
Atmos Energy Corp.	16,223	1,814,705
NiSource, Inc.	57,619	1,604,113
UGI Corp.	33,679	1,520,943
ONE Gas, Inc.	11,705	1,095,237
New Jersey Resources Corp.	22,976	1,024,040
Spire, Inc.	12,215	1,017,632
Southwest Gas Holdings, Inc.	13,170	1,000,525
National Fuel Gas Co.	21,187	986,043
Total Gas		10,063,238
Water - 4.0%
American Water Works Company, Inc.	19,081	2,344,101
Aqua America, Inc.	33,905	1,591,501
Total Water		3,935,602
Energy-Alternate Sources - 1.7%
TerraForm Power, Inc. — Class A	60,730	934,635
Pattern Energy Group, Inc. — Class A	29,843	798,449
Total Energy-Alternate Sources		1,733,084
Building Materials - 1.2%
MDU Resources Group, Inc.	40,998	1,218,051
Total Common Stocks
(Cost $84,460,046)		98,133,934

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20	$333,192	333,192
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20	107,436	107,436
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20	107,436	107,436
Total Repurchase Agreements
(Cost $548,064)		548,064
Total Investments - 99.9%
(Cost $85,008,110)		$98,681,998
Other Assets & Liabilities, net - 0.1%		75,970
Total Net Assets - 100.0%		$98,757,968

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$98,133,934	$—	$—	$98,133,934
Repurchase Agreements	—	548,064	—	548,064
Total Assets	$98,133,934	$548,064	$—	$98,681,998

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 15.4%
Guggenheim Strategy Fund II1	15,033	$371,922
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,531	224,184
Total Mutual Funds
(Cost $597,718)		596,106

	Face Amount
FEDERAL AGENCY NOTES†† - 23.4%
Federal Farm Credit Bank
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$400,000	399,909
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	250,000	250,491
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,142
Federal Home Loan Bank
1.76% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	200,000	199,989
Total Federal Agency Notes
(Cost $909,898)		910,531

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
1.47% due 02/04/20[3,4]	99,000	98,858
Total U.S. Treasury Bills
(Cost $98,860)		98,858

REPURCHASE AGREEMENTS††,5 - 56.9%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[6]	1,343,703	1,343,703
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[6]	433,271	433,271
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[6]	433,271	433,271
Total Repurchase Agreements
(Cost $2,210,245)		2,210,245
Total Investments - 98.2%
(Cost $3,816,721)		$3,815,740
Other Assets & Liabilities, net - 1.8%		68,351
Total Net Assets - 100.0%		$3,884,091

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	66	Mar 2020	$6,345,570	$44,495

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	03/18/20	14,777	$1,421,372	$14,163

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2019.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$596,106	$—	$—	$596,106
Federal Agency Notes	—	910,531	—	910,531
U.S. Treasury Bills	—	98,858	—	98,858
Repurchase Agreements	—	2,210,245	—	2,210,245
Currency Futures Contracts**	44,495	—	—	44,495
Currency Index Swap Agreements**	—	14,163	—	14,163
Total Assets	$640,601	$3,233,797	$—	$3,874,398

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$372,974	$–	$–	$–	$(1,052)	$371,922	15,033	$8,259
Guggenheim Ultra Short Duration Fund — Institutional Class	274,635	–	(50,000)	(210)	(241)	224,184	22,531	4,470
	$647,609	$–	$(50,000)	$(210)	$(1,293)	$596,106		$12,729

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Non-diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share ("NAV") as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

U.S. government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The values of other swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument ot obtain exposure to a listed or other type of index.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom bakset swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjuction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Inflation Indexed Bond
1.53%			0.38%
Due 01/02/20	$196,069,552	$196,086,218	07/15/25	$183,703,046	$187,711,963
			U.S. Treasury Note
			2.25%
			11/15/24	11,934,500	12,279,018
				195,637,546	199,990,981

BofA Securities, Inc.			U.S. Treasury Bond
1.50%			3.38%
Due 01/02/20	63,221,852	63,227,120	11/15/48	52,793,000	64,486,391

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
1.40%			0.13%
Due 01/02/20	63,221,852	63,226,769	10/15/24	64,131,807	64,486,315

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$167,775	$170,775
Basic Materials Fund	1,273,065	1,294,965
Biotechnology Fund	4,989,465	5,042,581
Consumer Products Fund	3,861,884	3,935,617
Electronics Fund	2,911,364	2,962,478
Emerging Markets 2x Strategy Fund	22,609	23,294
Energy Services Fund	224,926	235,375
Europe 1.25x Strategy Fund	19,749	20,223
Financial Services Fund	55,240	55,404
Health Care Fund	447,608	430,670	*
Internet Fund	709,436	728,181
Leisure Fund	773,996	792,156
Long Short Equity Fund	159,877	163,777
Mid-Cap 1.5x Strategy Fund	1,105,386	1,133,775
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	598,709	609,758
NASDAQ-100® Fund	13,087,492	13,274,674
Precious Metals Fund	5,917,293	6,218,908
Real Estate Fund	108,678	109,950
Retailing Fund	325,167	329,919
S&P 500® Fund	169,080	172,112
S&P MidCap 400® Pure Growth Fund	513,535	523,727
S&P MidCap 400® Pure Value Fund	1,007,200	1,093,138
S&P SmallCap 600® Pure Growth Fund	67,600	66,825	*
S&P SmallCap 600® Pure Value Fund	301,597	321,350
Technology Fund	1,206,673	1,233,805

*	Subsequent to December 31, 2019, additional collateral was received.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banking Fund	$20,406,345	$2,431,857	$(6,322)	$2,425,535
Basic Materials Fund	29,576,836	5,667,715	(285,330)	5,382,385
Biotechnology Fund	136,613,526	92,509,659	(536,831)	91,972,828
Consumer Products Fund	92,968,136	55,656,847	(1,063,408)	54,593,439
Dow Jones Industrial Average® Fund	26,581,724	3,484,229	(11,307)	3,472,922
Electronics Fund	81,088,174	13,902,779	(52,737)	13,850,042
Emerging Markets 2x Strategy Fund	8,640,065	938,227	(91,609)	846,618
Emerging Markets Bond Strategy Fund	3,843,382	74,608	(13,147)	61,461
Energy Fund	31,581,542	–	(6,097,257)	(6,097,257)
Energy Services Fund	12,430,502	–	(4,810,937)	(4,810,937)
Europe 1.25x Strategy Fund	2,405,915	71,276	(1,858)	69,418
Financial Services Fund	23,336,578	4,644,432	(39,910)	4,604,522
Government Long Bond 1.2x Strategy Fund	81,863,505	28	(2,570,198)	(2,570,170)
Health Care Fund	42,901,990	3,909,805	(190,990)	3,718,815
High Yield Strategy Fund	88,255,597	2,603,059	(291,231)	2,311,828
Internet Fund	21,646,355	2,185,604	(142,461)	2,043,143
Inverse Emerging Markets 2x Strategy Fund	407,911	6,658	–	6,658
Inverse Government Long Bond Strategy Fund	43,759,670	745,065	(30,278)	714,787
Inverse High Yield Strategy Fund	1,107,317	4,901	(15,004)	(10,103)
Inverse Mid-Cap Strategy Fund	337,790	692	(341)	351
Inverse NASDAQ-100® Strategy Fund	10,555,718	16,611	(15,896)	715
Inverse Russell 2000® Strategy Fund	5,564,589	15,879	(18,575)	(2,696)
Inverse S&P 500® Strategy Fund	45,727,636	75,095	(104,513)	(29,418)
Japan 2x Strategy Fund	2,074,830	19,346	(16,241)	3,105
Leisure Fund	17,835,119	1,646,179	(63,930)	1,582,249
Long Short Equity Fund	18,654,928	2,927,644	(1,409,573)	1,518,071
Mid-Cap 1.5x Strategy Fund	76,481,478	488,851	(34,599)	454,252
Monthly Rebalance Nasdaq-100 2x Strategy Fund	218,790,364	2,605,783	(1,662,735)	943,048
NASDAQ-100® Fund	639,750,217	648,260,904	(5,909,328)	642,351,576
Nova Fund	207,922,379	–	(11,331,101)	(11,331,101)
Precious Metals Fund	99,779,118	5,608,814	–	5,608,814
Real Estate Fund	11,563,300	–	(213,413)	(213,413)
Retailing Fund	13,570,157	353,330	(79,597)	273,733
Russell 2000® 1.5x Strategy Fund	74,459,508	27,734	(43,112)	(15,378)
Russell 2000® Fund	36,120,047	77,114	(68,283)	8,831
S&P 500® Fund	140,862,437	36,180,674	(114,657)	36,066,017
S&P 500® Pure Growth Fund	88,336,262	6,546,741	(488,833)	6,057,908
S&P 500® Pure Value Fund	44,289,407	–	(512,001)	(512,001)
S&P MidCap 400® Pure Growth Fund	42,479,656	3,855,278	(322,284)	3,532,994
S&P MidCap 400® Pure Value Fund	21,218,624	–	(1,311,928)	(1,311,928)
S&P SmallCap 600® Pure Growth Fund	17,180,346	489,316	(149,645)	339,671
S&P SmallCap 600® Pure Value Fund	16,651,633	–	(718,261)	(718,261)
Strengthening Dollar 2x Strategy Fund	4,102,014	1,386	(51,701)	(50,315)
Technology Fund	51,373,540	19,416,287	(120,992)	19,295,295
Telecommunications Fund	4,297,470	–	(419,792)	(419,792)
Transportation Fund	13,852,193	592,267	(76,019)	516,248
Utilities Fund	90,714,729	8,709,860	(742,591)	7,967,269
Weakening Dollar 2x Strategy Fund	3,816,841	59,509	(1,952)	57,557

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.